UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2023

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%

Annual Report
September 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-1.92%	0.58%	1.95%
Class M (incl. 3.50% sales charge)	0.20%	0.80%	1.93%
Class C (incl. contingent deferred sales charge)	2.36%	1.01%	1.94%
Fidelity Asset Manager® 20%	4.40%	2.10%	2.88%
Class I	4.33%	2.04%	2.82%
Class Z	4.42%	2.13%	2.86%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund, on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager® 30%
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-0.34%	1.25%	2.80%
Class M (incl. 3.50% sales charge)	1.80%	1.46%	2.77%
Class C (incl. contingent deferred sales charge)	4.00%	1.67%	2.79%
Fidelity Asset Manager® 30%	6.07%	2.75%	3.73%
Class I	6.10%	2.72%	3.68%
Class Z	6.10%	2.78%	3.71%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 30%, a class of the fund, on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager® 40%
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.41%	1.89%	3.59%
Class M (incl. 3.50% sales charge)	3.52%	2.12%	3.57%
Class C (incl. contingent deferred sales charge)	5.70%	2.33%	3.57%
Fidelity Asset Manager® 40%	7.95%	3.43%	4.52%
Class I	7.79%	3.37%	4.48%
Class Z	7.89%	3.46%	4.52%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 40%, a class of the fund, on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager® 50%
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	3.01%	2.39%	4.25%
Class M (incl. 3.50% sales charge)	5.22%	2.64%	4.24%
Class C (incl. contingent deferred sales charge)	7.47%	2.84%	4.23%
Fidelity Asset Manager® 50%	9.59%	3.92%	5.18%
Class I	9.63%	3.91%	5.15%
Class Z	9.71%	4.00%	5.20%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 50%, a class of the fund, on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Asset Manager® 60%
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	4.70%	2.89%	4.89%
Class M (incl. 3.50% sales charge)	6.91%	3.13%	4.88%
Class C (incl. contingent deferred sales charge)	9.30%	3.33%	4.88%
Fidelity Asset Manager® 60%	11.38%	4.45%	5.85%
Class I	11.39%	4.40%	5.80%
Class Z	11.56%	4.53%	5.87%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 60%, a class of the fund, on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Asset Manager® 70%
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	6.62%	3.51%	5.60%
Class M (incl. 3.50% sales charge)	8.91%	3.75%	5.58%
Class C (incl. contingent deferred sales charge)	11.25%	3.96%	5.59%
Fidelity Asset Manager® 70%	13.46%	5.07%	6.55%
Class I	13.43%	5.04%	6.52%
Class Z	13.58%	5.15%	6.58%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 70%, a class of the fund, on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Asset Manager® 85%
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	9.28%	4.31%	6.62%
Class M (incl. 3.50% sales charge)	11.58%	4.53%	6.58%
Class C (incl. contingent deferred sales charge)	14.00%	4.74%	6.61%
Fidelity Asset Manager® 85%	16.21%	5.86%	7.57%
Class I	16.19%	5.82%	7.55%
Class Z	16.31%	5.94%	7.61%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 85%, a class of the fund, on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2023, continued global economic expansion and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets. After struggling throughout much of 2022, risk assets strongly rebounded the past 12 months, with U.S. large-cap stocks leading the way. In the U.S., the upturn was driven partly by a narrow set of companies in the information technology and communication services sectors amid excitement for generative artificial intelligence. Meanwhile, monetary tightening by the U.S. Federal Reserve and other central banks continued amid elevated inflation. U.S. stocks gained 20.49% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index, as all but two sectors rose. Information technology (+41%), communication services (+35%) and energy (+29%) led by the widest margin. Conversely, utilities (-7%) and real estate (-1%) lagged most. Growth stocks broadly outpaced value, while larger-caps topped small-caps. Commodities returned -1.30%, according to the Bloomberg Commodity Index Total Return. Looking abroad, international equities rose 20.60% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. All regions gained, with Europe ex U.K. (+31%) leading the way. Japan (+26%) and the U.K. (+25%) also outperformed, whereas Asia Pacific ex Japan (+11%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+30%), industrials (+29%) and energy (+28%) being the top performers. Conversely, real estate (+5%) lagged most, followed by consumer staples (+9%). As for fixed income, U.S. taxable investment-grade bonds returned 0.64% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid elevated inflation and rising interest rates. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. Short-term U.S. Treasuries (+4.58%) topped U.S. investment-grade corporate bonds (+3.47%), while commercial mortgage-backed securities returned (+1.19%) and agencies gained (+2.10%). Outside the index, leveraged loans (+13.39%), U.S. high-yield bonds (+8.24%) and emerging-markets debt (+8.61%) rose, whereas Treasury Inflation-Protected Securities (+1.25%) experienced a modest gain.
Comments from Co-Managers Geoff Stein and Avishek Hazrachoudhury:
For the fiscal year ending September 30, 2023, the Funds' share classes (excluding sales charges, if applicable) posted gains ranging from about 3% to 16%, with each trailing its respective Composite Index. Looking back over the past 12 months, security selection aided relative performance whereas asset class positioning detracted. The timing of adjustments to the Funds' international developed-markets (DM) allocation was the primary factor that worked against its core equity allocation strategy. Out-of-benchmark exposure to commodity-related securities also hampered the portfolios' relative results. Fixed-income positioning also detracted from returns versus Composites. Although underweight stakes in investment-grade (IG) bonds and cash helped, a non-benchmark stake in long-term U.S. Treasuries hurt. On the plus side, security selection drove strong relative performance for most of the Funds' key underlying portfolios. The biggest being among IG bonds and stock picks in international markets. As of period end, the Funds were moderately underweight large-cap U.S. stocks and neutral to slightly underweight international DM and emerging-markets equities. In fixed income, the allocation to IG bonds was moderately below the Funds' target weightings. Cash was increased to near neutral during the period to help the Funds' capture higher yields.
Note to shareholders:
On November 1, 2023, Katie Shaw succeeded Geoff Stein as Co-Manager of the Fund.
In June 2022, the funds began adjusting the neutral mix within their equity allocations, moving from a 60%/40% split between domestic and international to 70%/30%, in an effort to increase diversification. The funds reached their new target exposures in August 2022.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

iShares MSCI USA Minimum Volatility ETF	1.3
Microsoft Corp.	1.1
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.7
iShares 20+ Year Treasury Bond ETF	0.6
Amazon.com, Inc.	0.6
Exxon Mobil Corp.	0.4
NVIDIA Corp.	0.4
Meta Platforms, Inc. Class A	0.4
JPMorgan Chase & Co.	0.4
6.8

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	20.1
Fannie Mae	3.6
Freddie Mac	3.4
Ginnie Mae	1.8
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Citigroup, Inc.	0.6
Bank of America Corp.	0.4
Petroleos Mexicanos	0.4
33.3

Market Sectors (% of Fund's net assets)

Financials	31.1
Information Technology	6.2
Health Care	3.8
Consumer Discretionary	3.6
Industrials	3.6
Communication Services	3.3
Energy	2.7
Consumer Staples	2.2
Real Estate	2.1
Materials	0.9
Utilities	0.8

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.2%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 14.6% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 26.1%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	128,588	12,138,671
Fidelity Emerging Markets Equity Central Fund (a)	845,304	158,756,478
Fidelity Hedged Equity Central Fund (a)	659,343	68,400,292
Fidelity International Equity Central Fund (a)	3,379,541	298,819,024
Fidelity Real Estate Equity Central Fund (a)	200,818	22,499,701
Fidelity U.S. Equity Central Fund (a)	6,904,480	802,922,024
TOTAL EQUITY CENTRAL FUNDS (Cost $854,077,067)		1,363,536,190

Fixed-Income Central Funds - 51.4%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (a)	886,286	6,505,336
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	492,900	43,626,574
Fidelity Floating Rate Central Fund (a)	717,029	70,283,198
Fidelity High Income Central Fund (a)	265,595	26,862,290
TOTAL HIGH YIELD FIXED-INCOME FUNDS		147,277,398
Investment Grade Fixed-Income Funds - 48.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	449,988	39,598,919
Fidelity International Credit Central Fund (a)	176,453	13,426,284
Fidelity Investment Grade Bond Central Fund (a)	26,579,633	2,488,119,466
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,541,144,669
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,942,496,062)		2,688,422,067

Money Market Central Funds - 20.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	93,462,174	93,480,867
Fidelity Money Market Central Fund 5.51% (b)	963,040,273	962,943,969
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	13,103,090	13,104,400
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,069,603,525)		1,069,529,236

U.S. Treasury Obligations - 0.4%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.37% to 5.39% 12/7/23 to 12/21/23 (e) (Cost $23,807,294)	24,060,000	23,810,491

Investment Companies - 1.9%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	358,087	31,758,736
iShares MSCI USA Minimum Volatility ETF	945,873	68,462,289
TOTAL INVESTMENT COMPANIES (Cost $103,181,333)		100,221,025

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,993,165,281)	5,245,519,009
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(12,450,355)
NET ASSETS - 100.0%	5,233,068,654

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,803	Dec 2023	389,943,825	12,476,228	12,476,228
ICE MSCI Emerging Markets Index Contracts (United States)	1,014	Dec 2023	48,443,850	1,613,078	1,613,078

TOTAL FUTURES CONTRACTS					14,089,306
The notional amount of futures sold as a percentage of Net Assets is 8.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $447,376,811.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,820,235.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	59,228,042	733,821,597	699,568,772	2,143,614	-	-	93,480,867	0.2%
Fidelity Commodity Strategy Central Fund	106,709,912	6,623,410	96,900,410	1,679,441	(24,082,434)	19,788,193	12,138,671	5.3%
Fidelity Emerging Markets Debt Central Fund	10,372,630	3,045,472	7,302,695	575,340	(1,243,611)	1,633,540	6,505,336	0.3%
Fidelity Emerging Markets Debt Local Currency Central Fund	11,242,314	30,501,876	142	34,438	44,842	1,837,684	43,626,574	15.9%
Fidelity Emerging Markets Equity Central Fund	117,545,795	100,971,896	66,667,360	4,092,138	(28,326,045)	35,232,192	158,756,478	7.4%
Fidelity Floating Rate Central Fund	159,044,039	19,096,852	113,190,729	10,898,952	(3,696,092)	9,029,128	70,283,198	4.8%
Fidelity Hedged Equity Central Fund	-	68,532,049	-	9,146	-	(131,757)	68,400,292	15.9%
Fidelity High Income Central Fund	42,203,666	5,941,721	22,861,196	2,972,394	424,500	1,153,599	26,862,290	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	68,571,060	11,996,892	35,253,319	7,584,653	(3,327,125)	(2,388,589)	39,598,919	9.3%
Fidelity International Credit Central Fund	51,773,273	5,124,703	41,458,267	2,406,057	(11,877,942)	10,158,952	13,426,284	6.8%
Fidelity International Equity Central Fund	172,519,871	192,774,995	105,898,739	6,772,993	(4,044,590)	43,467,487	298,819,024	6.4%
Fidelity Investment Grade Bond Central Fund	2,397,843,318	540,842,062	389,577,842	97,293,040	(16,270,433)	(44,717,639)	2,488,119,466	6.7%
Fidelity Money Market Central Fund 0.45%	1,111,446,680	119,641,742	268,146,571	49,891,844	(19,771)	21,889	962,943,969	82.5%
Fidelity Real Estate Equity Central Fund	36,620,079	3,266,235	18,940,046	920,912	(908,440)	2,461,873	22,499,701	2.4%
Fidelity Securities Lending Cash Central Fund 5.39%	-	269,887,682	256,783,282	2,105	-	-	13,104,400	0.0%
Fidelity U.S. Equity Central Fund	858,863,446	69,894,001	272,585,479	24,138,228	2,717,335	144,032,721	802,922,024	5.1%
Total	5,203,984,125	2,181,963,185	2,395,134,849	211,415,295	(90,609,806)	221,579,273	5,121,487,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	1,363,536,190	1,363,536,190	-	-

Fixed-Income Central Funds	2,688,422,067	2,688,422,067	-	-

Money Market Central Funds	1,069,529,236	1,069,529,236	-	-

U.S Treasury Obligations	23,810,491	-	23,810,491	-

Investment Companies	100,221,025	100,221,025	-	-
Total Investments in Securities:	5,245,519,009	5,221,708,518	23,810,491	-
Derivative Instruments: Assets
Futures Contracts	14,089,306	14,089,306	-	-
Total Assets	14,089,306	14,089,306	-	-
Total Derivative Instruments:	14,089,306	14,089,306	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	14,089,306	0
Total Equity Risk	14,089,306	0
Total Value of Derivatives	14,089,306	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 20%
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including securities loaned of $12,842,312) - See accompanying schedule:
Unaffiliated issuers (cost $126,988,627)	$124,031,516
Fidelity Central Funds (cost $4,866,176,654)	5,121,487,493

Total Investment in Securities (cost $4,993,165,281)		$5,245,519,009
Receivable for investments sold		3,422,778
Receivable for fund shares sold		415,419
Dividends receivable		378,288
Distributions receivable from Fidelity Central Funds		142,151
Receivable for daily variation margin on futures contracts		1,081,800
Prepaid expenses		7,614
Total assets		5,250,967,059
Liabilities
Payable for investments purchased	$473,722
Payable for fund shares redeemed	2,031,662
Accrued management fee	1,757,599
Distribution and service plan fees payable	37,770
Other affiliated payables	435,435
Other payables and accrued expenses	57,817
Collateral on securities loaned	13,104,400
Total Liabilities		17,898,405
Net Assets		$5,233,068,654
Net Assets consist of:
Paid in capital		$5,391,581,660
Total accumulated earnings (loss)		(158,513,006)
Net Assets		$5,233,068,654

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($53,118,627 ÷ 4,193,134 shares)(a)		$12.67
Maximum offering price per share (100/94.25 of $12.67)		$13.44
Class M :
Net Asset Value and redemption price per share ($28,202,425 ÷ 2,232,896 shares)(a)		$12.63
Maximum offering price per share (100/96.50 of $12.63)		$13.09
Class C :
Net Asset Value and offering price per share ($16,530,874 ÷ 1,319,730 shares)(a)		$12.53
Asset Manager 20% :
Net Asset Value, offering price and redemption price per share ($3,329,197,031 ÷ 262,338,992 shares)		$12.69
Class I :
Net Asset Value, offering price and redemption price per share ($20,593,713 ÷ 1,622,324 shares)		$12.69
Class Z :
Net Asset Value, offering price and redemption price per share ($1,785,425,984 ÷ 140,756,628 shares)		$12.68
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends		$2,458,088
Interest		1,018,217
Income from Fidelity Central Funds (including $2,105 from security lending)		197,119,448
Total Income		200,595,753
Expenses
Management fee	$22,063,558
Transfer agent fees	4,154,845
Distribution and service plan fees	472,269
Accounting fees	1,194,719
Custodian fees and expenses	36,352
Independent trustees' fees and expenses	20,557
Registration fees	117,816
Audit	47,602
Legal	11,753
Miscellaneous	48,842
Total expenses before reductions	28,168,313
Expense reductions	(150,095)
Total expenses after reductions		28,018,218
Net Investment income (loss)		172,577,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(40,130,860)
Fidelity Central Funds	(90,609,806)
Futures contracts	(35,303,036)
Capital gain distributions from Fidelity Central Funds	14,590,285
Total net realized gain (loss)		(151,453,417)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	27,324,803
Fidelity Central Funds	221,579,273
Futures contracts	(23,126,930)
Total change in net unrealized appreciation (depreciation)		225,777,146
Net gain (loss)		74,323,729
Net increase (decrease) in net assets resulting from operations		$246,901,264
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,577,535	$120,665,591
Net realized gain (loss)	(151,453,417)	141,315,034
Change in net unrealized appreciation (depreciation)	225,777,146	(1,018,435,410)
Net increase (decrease) in net assets resulting from operations	246,901,264	(756,454,785)
Distributions to shareholders	(298,570,191)	(122,000,836)

Share transactions - net increase (decrease)	(148,513,918)	(49,428,139)
Total increase (decrease) in net assets	(200,182,845)	(927,883,760)

Net Assets
Beginning of period	5,433,251,499	6,361,135,259
End of period	$5,233,068,654	$5,433,251,499

Financial Highlights
Fidelity Advisor Asset Manager® 20% Class A

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.81	$14.74	$14.00	$13.51	$13.40
Income from Investment Operations
Net investment income (loss) A,B	.36	.23	.14	.18	.26
Net realized and unrealized gain (loss)	.16	(1.93)	.82	.62	.36
Total from investment operations	.52	(1.70)	.96	.80	.62
Distributions from net investment income	(.40)	(.19)	(.11)	(.19)	(.26)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.66)	(.23) C	(.22) C	(.31) C	(.51) C
Net asset value, end of period	$12.67	$12.81	$14.74	$14.00	$13.51
Total Return D,E	4.07%	(11.71)%	6.91%	6.04%	4.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82%	.81%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.81%	.81%	.81%	.82%	.83%
Expenses net of all reductions	.81%	.81%	.81%	.82%	.83%
Net investment income (loss)	2.80%	1.61%	.97%	1.34%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$53,119	$56,979	$62,957	$50,633	$45,153
Portfolio turnover rate H	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class M

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$14.70	$13.97	$13.48	$13.37
Income from Investment Operations
Net investment income (loss) A,B	.33	.19	.10	.15	.23
Net realized and unrealized gain (loss)	.16	(1.92)	.82	.62	.35
Total from investment operations	.49	(1.73)	.92	.77	.58
Distributions from net investment income	(.37)	(.16)	(.07)	(.15)	(.23)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.63)	(.20) C	(.19)	(.28)	(.47)
Net asset value, end of period	$12.63	$12.77	$14.70	$13.97	$13.48
Total Return D,E	3.84%	(11.94)%	6.60%	5.79%	4.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.06%	1.06%	1.07%	1.08%	1.08%
Expenses net of fee waivers, if any	1.06%	1.06%	1.07%	1.07%	1.08%
Expenses net of all reductions	1.06%	1.06%	1.07%	1.07%	1.08%
Net investment income (loss)	2.55%	1.36%	.72%	1.09%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$28,202	$27,193	$31,762	$27,366	$25,696
Portfolio turnover rate H	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class C

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$14.61	$13.91	$13.43	$13.32
Income from Investment Operations
Net investment income (loss) A,B	.26	.12	.03	.08	.16
Net realized and unrealized gain (loss)	.16	(1.92)	.82	.61	.36
Total from investment operations	.42	(1.80)	.85	.69	.52
Distributions from net investment income	(.30)	(.11)	(.03)	(.09)	(.16)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.56)	(.14)	(.15)	(.21) C	(.41) C
Net asset value, end of period	$12.53	$12.67	$14.61	$13.91	$13.43
Total Return D,E	3.35%	(12.41)%	6.10%	5.22%	4.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.57%	1.57%	1.57%	1.58%	1.59%
Expenses net of fee waivers, if any	1.57%	1.57%	1.57%	1.58%	1.59%
Expenses net of all reductions	1.57%	1.57%	1.57%	1.58%	1.59%
Net investment income (loss)	2.05%	.85%	.22%	.59%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$16,531	$19,557	$25,804	$24,940	$21,588
Portfolio turnover rate H	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 20%

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$14.76	$14.02	$13.54	$13.42
Income from Investment Operations
Net investment income (loss) A,B	.40	.27	.19	.23	.30
Net realized and unrealized gain (loss)	.16	(1.93)	.82	.61	.37
Total from investment operations	.56	(1.66)	1.01	.84	.67
Distributions from net investment income	(.44)	(.24)	(.15)	(.23)	(.31)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.70)	(.27)	(.27)	(.36)	(.55)
Net asset value, end of period	$12.69	$12.83	$14.76	$14.02	$13.54
Total Return C	4.40%	(11.41)%	7.24%	6.29%	5.24%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.51%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.51%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.51%	.50%	.50%	.50%	.51%
Net investment income (loss)	3.11%	1.92%	1.29%	1.66%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$3,329,197	$3,734,894	$4,723,410	$5,377,374	$4,990,188
Portfolio turnover rate F	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class I

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$14.76	$14.02	$13.53	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.40	.26	.18	.22	.30
Net realized and unrealized gain (loss)	.15	(1.93)	.82	.61	.36
Total from investment operations	.55	(1.67)	1.00	.83	.66
Distributions from net investment income	(.43)	(.23)	(.14)	(.22)	(.30)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.69)	(.26)	(.26)	(.34) C	(.54)
Net asset value, end of period	$12.69	$12.83	$14.76	$14.02	$13.53
Total Return D	4.33%	(11.46)%	7.17%	6.27%	5.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.55%	.55%	.58%	.56%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.57%	.56%
Expenses net of all reductions	.55%	.55%	.55%	.57%	.56%
Net investment income (loss)	3.06%	1.87%	1.24%	1.59%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$20,594	$28,182	$31,374	$32,445	$25,577
Portfolio turnover rate G	28%	22%	25%	25%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class Z

Years ended September 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$14.76	$14.02	$13.53	$13.41
Income from Investment Operations
Net investment income (loss) B,C	.41	.27	.19	.23	.30
Net realized and unrealized gain (loss)	.15	(1.93)	.82	.62	.37
Total from investment operations	.56	(1.66)	1.01	.85	.67
Distributions from net investment income	(.44)	(.24)	(.16)	(.24)	(.31)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.70)	(.28) D	(.27) D	(.36) D	(.55)
Net asset value, end of period	$12.68	$12.82	$14.76	$14.02	$13.53
Total Return E,F	4.42%	(11.45)%	7.27%	6.41%	5.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47%	.47%	.47%	.48%	.48% I
Expenses net of fee waivers, if any	.47%	.47%	.47%	.48%	.48% I
Expenses net of all reductions	.47%	.47%	.47%	.48%	.48% I
Net investment income (loss)	3.14%	1.95%	1.31%	1.69%	2.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,785,426	$1,566,447	$1,485,829	$18,177	$14,613
Portfolio turnover rate J	28%	22%	25%	25%	41%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 30%
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	1.5
iShares MSCI USA Minimum Volatility ETF	1.3
Apple, Inc.	1.2
Alphabet, Inc. Class A	0.9
Amazon.com, Inc.	0.8
iShares 20+ Year Treasury Bond ETF	0.6
Exxon Mobil Corp.	0.5
NVIDIA Corp.	0.5
Meta Platforms, Inc. Class A	0.5
JPMorgan Chase & Co.	0.5
8.3

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	20.0
Fannie Mae	3.5
Freddie Mac	3.3
Ginnie Mae	1.8
Uniform Mortgage Backed Securities	1.7
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Citigroup, Inc.	0.6
Bank of America Corp.	0.4
Petroleos Mexicanos	0.4
33.0

Market Sectors (% of Fund's net assets)

Financials	21.4
Information Technology	8.2
Health Care	5.2
Industrials	4.7
Consumer Discretionary	4.7
Communication Services	3.8
Energy	3.1
Consumer Staples	3.1
Real Estate	2.1
Materials	1.7
Utilities	1.0

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.2%.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.8% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 35.9%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	48,891	4,615,345
Fidelity Emerging Markets Equity Central Fund (a)	465,186	87,366,529
Fidelity Hedged Equity Central Fund (a)	254,029	26,352,919
Fidelity International Equity Central Fund (a)	1,923,147	170,044,678
Fidelity Real Estate Equity Central Fund (a)	71,458	8,006,189
Fidelity U.S. Equity Central Fund (a)	3,584,945	416,893,259
TOTAL EQUITY CENTRAL FUNDS (Cost $500,388,731)		713,278,919

Fixed-Income Central Funds - 51.0%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (a)	240,680	1,766,594
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	191,309	16,932,788
Fidelity Floating Rate Central Fund (a)	273,882	26,845,875
Fidelity High Income Central Fund (a)	101,463	10,261,998
TOTAL HIGH YIELD FIXED-INCOME FUNDS		55,807,255
Investment Grade Fixed-Income Funds - 48.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	229,196	20,169,277
Fidelity International Credit Central Fund (a)	67,403	5,128,668
Fidelity Investment Grade Bond Central Fund (a)	9,964,329	932,760,855
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		958,058,800
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,155,674,181)		1,013,866,055

Money Market Central Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	63,649,521	63,662,251
Fidelity Money Market Central Fund 5.51% (b)	149,082,715	149,067,807
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	12,342,966	12,344,200
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $225,084,012)		225,074,258

U.S. Treasury Obligations - 0.5%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.37% to 5.39% 12/7/23 to 12/21/23 (e) (Cost $9,817,693)	9,920,000	9,818,984

Investment Companies - 1.9%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	141,386	12,539,524
iShares MSCI USA Minimum Volatility ETF	364,422	26,376,863
TOTAL INVESTMENT COMPANIES (Cost $40,060,553)		38,916,387

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,931,025,170)	2,000,954,603
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(12,149,774)
NET ASSETS - 100.0%	1,988,804,829

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	661	Dec 2023	142,957,775	4,921,341	4,921,341
ICE MSCI Emerging Markets Index Contracts (United States)	503	Dec 2023	24,030,825	800,176	800,176

TOTAL FUTURES CONTRACTS					5,721,517
The notional amount of futures sold as a percentage of Net Assets is 8.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $177,484,750.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,432,784.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	26,304,484	312,228,658	274,870,891	1,133,084	-	-	63,662,251	0.2%
Fidelity Commodity Strategy Central Fund	43,032,802	1,223,014	37,994,053	665,812	(9,373,983)	7,727,565	4,615,345	2.0%
Fidelity Emerging Markets Debt Central Fund	4,177,203	437,149	3,027,133	200,976	(576,093)	755,468	1,766,594	0.1%
Fidelity Emerging Markets Debt Local Currency Central Fund	5,164,720	10,949,901	40	14,496	16,884	801,323	16,932,788	6.2%
Fidelity Emerging Markets Equity Central Fund	71,327,680	35,106,434	25,457,769	2,525,783	(8,163,191)	14,553,375	87,366,529	4.1%
Fidelity Floating Rate Central Fund	64,573,399	5,119,785	44,937,871	4,259,740	(1,527,054)	3,617,616	26,845,875	1.8%
Fidelity Hedged Equity Central Fund	-	26,401,838	-	3,543	-	(48,919)	26,352,919	6.1%
Fidelity High Income Central Fund	17,488,385	1,568,946	9,448,897	1,186,077	410,236	243,328	10,261,998	0.7%
Fidelity Inflation-Protected Bond Index Central Fund	33,761,713	4,225,992	14,984,760	3,712,593	(1,463,442)	(1,370,226)	20,169,277	4.8%
Fidelity International Credit Central Fund	20,783,361	1,301,338	16,168,228	1,063,697	(4,692,959)	3,905,156	5,128,668	2.6%
Fidelity International Equity Central Fund	121,113,145	78,933,602	59,046,755	4,086,847	(2,388,833)	31,433,519	170,044,678	3.6%
Fidelity Investment Grade Bond Central Fund	958,225,809	163,595,839	166,965,978	37,378,653	(15,585,053)	(6,509,762)	932,760,855	2.5%
Fidelity Money Market Central Fund 0.45%	198,931,024	11,271,787	61,136,308	8,284,267	(4,604)	5,908	149,067,807	12.8%
Fidelity Real Estate Equity Central Fund	14,434,007	585,865	7,643,570	347,521	35,685	594,202	8,006,189	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	-	116,495,929	104,151,729	1,708	-	-	12,344,200	0.0%
Fidelity U.S. Equity Central Fund	493,161,621	19,418,826	175,890,227	13,102,130	3,375,042	76,827,997	416,893,259	2.6%
Total	2,072,479,353	788,864,903	1,001,724,209	77,966,927	(39,937,365)	132,536,550	1,952,219,232

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	713,278,919	713,278,919	-	-

Fixed-Income Central Funds	1,013,866,055	1,013,866,055	-	-

Money Market Central Funds	225,074,258	225,074,258	-	-

U.S Treasury Obligations	9,818,984	-	9,818,984	-

Investment Companies	38,916,387	38,916,387	-	-
Total Investments in Securities:	2,000,954,603	1,991,135,619	9,818,984	-
Derivative Instruments: Assets
Futures Contracts	5,721,517	5,721,517	-	-
Total Assets	5,721,517	5,721,517	-	-
Total Derivative Instruments:	5,721,517	5,721,517	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,721,517	0
Total Equity Risk	5,721,517	0
Total Value of Derivatives	5,721,517	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 30%
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including securities loaned of $12,097,316) - See accompanying schedule:
Unaffiliated issuers (cost $49,878,246)	$48,735,371
Fidelity Central Funds (cost $1,881,146,924)	1,952,219,232

Total Investment in Securities (cost $1,931,025,170)		$2,000,954,603
Receivable for investments sold		2,778,416
Receivable for fund shares sold		148,860
Dividends receivable		141,043
Distributions receivable from Fidelity Central Funds		113,029
Receivable for daily variation margin on futures contracts		396,600
Prepaid expenses		2,926
Total assets		2,004,535,477
Liabilities
Payable for investments purchased	$143,024
Payable for fund shares redeemed	2,290,633
Accrued management fee	672,339
Distribution and service plan fees payable	41,212
Other affiliated payables	194,267
Other payables and accrued expenses	44,973
Collateral on securities loaned	12,344,200
Total Liabilities		15,730,648
Net Assets		$1,988,804,829
Net Assets consist of:
Paid in capital		$2,042,888,679
Total accumulated earnings (loss)		(54,083,850)
Net Assets		$1,988,804,829

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($69,350,304 ÷ 6,397,215 shares)(a)		$10.84
Maximum offering price per share (100/94.25 of $10.84)		$11.50
Class M :
Net Asset Value and redemption price per share ($21,273,917 ÷ 1,967,367 shares)(a)		$10.81
Maximum offering price per share (100/96.50 of $10.81)		$11.20
Class C :
Net Asset Value and offering price per share ($20,534,106 ÷ 1,918,502 shares)(a)		$10.70
Asset Manager 30% :
Net Asset Value, offering price and redemption price per share ($1,418,965,860 ÷ 130,968,783 shares)		$10.83
Class I :
Net Asset Value, offering price and redemption price per share ($24,321,756 ÷ 2,244,623 shares)		$10.84
Class Z :
Net Asset Value, offering price and redemption price per share ($434,358,886 ÷ 40,094,247 shares)		$10.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends		$1,125,020
Interest		441,404
Income from Fidelity Central Funds (including $1,708 from security lending)		70,140,558
Total Income		71,706,982
Expenses
Management fee	$8,574,473
Transfer agent fees	1,715,977
Distribution and service plan fees	526,803
Accounting fees	706,673
Custodian fees and expenses	32,111
Independent trustees' fees and expenses	8,080
Registration fees	98,949
Audit	38,997
Legal	4,709
Miscellaneous	21,871
Total expenses before reductions	11,728,643
Expense reductions	(59,046)
Total expenses after reductions		11,669,597
Net Investment income (loss)		60,037,385
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,717,071)
Fidelity Central Funds	(39,937,365)
Futures contracts	(11,676,170)
Capital gain distributions from Fidelity Central Funds	7,826,369
Total net realized gain (loss)		(62,504,237)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,438,992
Fidelity Central Funds	132,536,550
Futures contracts	(11,394,821)
Total change in net unrealized appreciation (depreciation)		135,580,721
Net gain (loss)		73,076,484
Net increase (decrease) in net assets resulting from operations		$133,113,869
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,037,385	$52,128,543
Net realized gain (loss)	(62,504,237)	71,770,963
Change in net unrealized appreciation (depreciation)	135,580,721	(500,477,751)
Net increase (decrease) in net assets resulting from operations	133,113,869	(376,578,245)
Distributions to shareholders	(118,388,775)	(58,123,685)

Share transactions - net increase (decrease)	(199,275,265)	(274,428,795)
Total increase (decrease) in net assets	(184,550,171)	(709,130,725)

Net Assets
Beginning of period	2,173,355,000	2,882,485,725
End of period	$1,988,804,829	$2,173,355,000

Financial Highlights
Fidelity Advisor Asset Manager® 30% Class A

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$12.77	$11.80	$11.24	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.28	.20	.14	.16	.21
Net realized and unrealized gain (loss)	.33	(1.95)	1.03	.71	.27
Total from investment operations	.61	(1.75)	1.17	.87	.48
Distributions from net investment income	(.31)	(.18)	(.09)	(.17)	(.21)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.57)	(.22)	(.20)	(.31)	(.39)
Net asset value, end of period	$10.84	$10.80	$12.77	$11.80	$11.24
Total Return C,D	5.74%	(13.89)%	9.98%	7.83%	4.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.82%	.82%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.82%	.82%	.82%	.82%	.82%
Expenses net of all reductions	.82%	.82%	.82%	.82%	.82%
Net investment income (loss)	2.51%	1.66%	1.10%	1.43%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$69,350	$71,633	$77,502	$50,625	$36,978
Portfolio turnover rate G	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class M

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$12.75	$11.77	$11.22	$11.13
Income from Investment Operations
Net investment income (loss) A,B	.25	.17	.11	.13	.18
Net realized and unrealized gain (loss)	.34	(1.95)	1.04	.70	.27
Total from investment operations	.59	(1.78)	1.15	.83	.45
Distributions from net investment income	(.29)	(.15)	(.07)	(.14)	(.18)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.55)	(.20) C	(.17) C	(.28)	(.36)
Net asset value, end of period	$10.81	$10.77	$12.75	$11.77	$11.22
Total Return D,E	5.49%	(14.20)%	9.84%	7.49%	4.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.07%	1.08%	1.08%	1.08%	1.09%
Expenses net of fee waivers, if any	1.07%	1.08%	1.08%	1.08%	1.09%
Expenses net of all reductions	1.07%	1.08%	1.08%	1.08%	1.09%
Net investment income (loss)	2.26%	1.41%	.84%	1.17%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$21,274	$22,364	$26,218	$20,329	$16,252
Portfolio turnover rate H	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class C

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$12.64	$11.71	$11.16	$11.07
Income from Investment Operations
Net investment income (loss) A,B	.19	.11	.04	.07	.12
Net realized and unrealized gain (loss)	.34	(1.94)	1.03	.70	.28
Total from investment operations	.53	(1.83)	1.07	.77	.40
Distributions from net investment income	(.23)	(.11)	(.03)	(.08)	(.12)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.49)	(.15)	(.14)	(.22)	(.31) C
Net asset value, end of period	$10.70	$10.66	$12.64	$11.71	$11.16
Total Return D,E	5.00%	(14.62)%	9.17%	7.00%	3.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.58%	1.58%	1.59%	1.59%	1.60%
Expenses net of fee waivers, if any	1.58%	1.58%	1.59%	1.59%	1.60%
Expenses net of all reductions	1.58%	1.58%	1.59%	1.59%	1.60%
Net investment income (loss)	1.74%	.90%	.33%	.66%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$20,534	$24,169	$31,949	$27,496	$24,224
Portfolio turnover rate H	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 30%

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.77	$11.79	$11.24	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.31	.24	.18	.20	.24
Net realized and unrealized gain (loss)	.34	(1.96)	1.04	.69	.27
Total from investment operations	.65	(1.72)	1.22	.89	.51
Distributions from net investment income	(.35)	(.22)	(.14)	(.20)	(.24)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.61)	(.26)	(.24) C	(.34)	(.42)
Net asset value, end of period	$10.83	$10.79	$12.77	$11.79	$11.24
Total Return D	6.07%	(13.71)%	10.43%	8.05%	4.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.52%	.51%	.52%	.52%	.52%
Expenses net of all reductions	.52%	.51%	.52%	.52%	.52%
Net investment income (loss)	2.80%	1.97%	1.40%	1.74%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,418,966	$1,625,346	$2,196,582	$1,935,863	$1,661,192
Portfolio turnover rate G	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class I

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.77	$11.79	$11.24	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.30	.24	.17	.19	.23
Net realized and unrealized gain (loss)	.35	(1.96)	1.05	.69	.28
Total from investment operations	.65	(1.72)	1.22	.88	.51
Distributions from net investment income	(.34)	(.21)	(.13)	(.19)	(.23)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.60)	(.26) C	(.24)	(.33)	(.42) C
Net asset value, end of period	$10.84	$10.79	$12.77	$11.79	$11.24
Total Return D	6.10%	(13.75)%	10.41%	8.00%	4.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.54%	.55%	.59%	.59%
Expenses net of fee waivers, if any	.58%	.54%	.54%	.59%	.59%
Expenses net of all reductions	.58%	.54%	.54%	.59%	.59%
Net investment income (loss)	2.75%	1.94%	1.37%	1.67%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$24,322	$30,027	$76,079	$19,225	$19,014
Portfolio turnover rate G	22%	23%	18%	23%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class Z

Years ended September 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.77	$11.79	$11.24	$11.14
Income from Investment Operations
Net investment income (loss) B,C	.31	.24	.18	.20	.24
Net realized and unrealized gain (loss)	.34	(1.96)	1.04	.69	.29
Total from investment operations	.65	(1.72)	1.22	.89	.53
Distributions from net investment income	(.35)	(.22)	(.14)	(.20)	(.25)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.61)	(.26)	(.24) D	(.34)	(.43)
Net asset value, end of period	$10.83	$10.79	$12.77	$11.79	$11.24
Total Return E,F	6.10%	(13.69)%	10.44%	8.10%	5.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.49%	.50%	.50% I
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.50% I
Expenses net of all reductions	.49%	.49%	.49%	.49%	.50% I
Net investment income (loss)	2.84%	2.00%	1.43%	1.76%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$434,359	$399,817	$474,155	$9,698	$7,353
Portfolio turnover rate J	22%	23%	18%	23%	34%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 40%
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	1.9
Apple, Inc.	1.6
iShares MSCI USA Minimum Volatility ETF	1.3
Alphabet, Inc. Class A	1.1
Amazon.com, Inc.	1.0
iShares 20+ Year Treasury Bond ETF	0.6
Exxon Mobil Corp.	0.6
NVIDIA Corp.	0.6
Meta Platforms, Inc. Class A	0.6
JPMorgan Chase & Co.	0.6
9.9

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	18.1
Fannie Mae	3.2
Freddie Mac	3.0
Ginnie Mae	1.6
Uniform Mortgage Backed Securities	1.5
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Citigroup, Inc.	0.5
Bank of America Corp.	0.4
Petroleos Mexicanos	0.3
29.9

Market Sectors (% of Fund's net assets)

Financials	17.5
Information Technology	10.2
Health Care	6.4
Industrials	6.3
Consumer Discretionary	6.0
Communication Services	4.4
Consumer Staples	3.6
Energy	3.6
Real Estate	2.4
Materials	1.5
Utilities	1.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.2%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.6% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 45.7%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	49,146	4,639,420
Fidelity Emerging Markets Equity Central Fund (a)	582,103	109,324,803
Fidelity Hedged Equity Central Fund (a)	262,991	27,282,644
Fidelity International Equity Central Fund (a)	2,712,407	239,831,032
Fidelity Real Estate Equity Central Fund (a)	75,657	8,476,564
Fidelity U.S. Equity Central Fund (a)	4,892,250	568,919,790
TOTAL EQUITY CENTRAL FUNDS (Cost $651,471,315)		958,474,253

Fixed-Income Central Funds - 46.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	484,922	3,559,328
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	195,094	17,267,812
Fidelity Floating Rate Central Fund (a)	289,114	28,338,924
Fidelity High Income Central Fund (a)	107,214	10,843,591
TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,009,655
Investment Grade Fixed-Income Funds - 43.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	242,367	21,328,261
Fidelity International Credit Central Fund (a)	71,224	5,419,421
Fidelity Investment Grade Bond Central Fund (a)	9,431,500	882,882,693
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		909,630,375
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,097,577,078)		969,640,030

Money Market Central Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	61,315,952	61,328,215
Fidelity Money Market Central Fund 5.51% (b)	55,383,241	55,377,703
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	12,750,175	12,751,450
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $129,458,836)		129,457,368

U.S. Treasury Obligations - 0.5%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.37% to 5.39% 12/7/23 to 12/21/23 (e) (Cost $10,500,360)	10,610,000	10,501,744

Investment Companies - 1.9%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	140,911	12,497,397
iShares MSCI USA Minimum Volatility ETF	377,297	27,308,757
TOTAL INVESTMENT COMPANIES (Cost $40,974,040)		39,806,154

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,929,981,629)	2,107,879,549
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(12,636,205)
NET ASSETS - 100.0%	2,095,243,344

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	723	Dec 2023	156,366,825	5,373,319	5,373,319
ICE MSCI Emerging Markets Index Contracts (United States)	413	Dec 2023	19,731,075	657,003	657,003

TOTAL FUTURES CONTRACTS					6,030,322
The notional amount of futures sold as a percentage of Net Assets is 8.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $180,708,584.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,095,739.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	25,779,181	315,812,745	280,263,711	1,056,184	-	-	61,328,215	0.1%
Fidelity Commodity Strategy Central Fund	48,250,509	1,183,927	42,657,880	718,683	(10,589,326)	8,452,190	4,639,420	2.0%
Fidelity Emerging Markets Debt Central Fund	5,115,458	527,340	2,267,347	276,297	(448,041)	631,918	3,559,328	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	4,816,726	11,664,536	50	14,076	16,617	769,983	17,267,812	6.3%
Fidelity Emerging Markets Equity Central Fund	95,037,432	35,052,084	30,220,591	3,329,594	(7,849,440)	17,305,318	109,324,803	5.1%
Fidelity Floating Rate Central Fund	64,536,473	5,203,500	43,519,881	4,331,351	(1,478,273)	3,597,105	28,338,924	1.9%
Fidelity Hedged Equity Central Fund	-	27,339,785	-	3,600	-	(57,141)	27,282,644	6.3%
Fidelity High Income Central Fund	17,596,056	1,547,073	8,954,003	1,209,729	259,573	394,892	10,843,591	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	33,934,556	4,238,299	14,001,703	3,723,010	(1,401,934)	(1,440,957)	21,328,261	5.0%
Fidelity International Credit Central Fund	20,394,314	1,306,051	15,495,530	1,065,650	(4,601,882)	3,816,468	5,419,421	2.7%
Fidelity International Equity Central Fund	175,490,724	76,684,087	54,256,770	5,569,119	(3,971,783)	45,884,774	239,831,032	5.1%
Fidelity Investment Grade Bond Central Fund	844,746,742	173,542,970	113,777,733	33,975,041	(6,813,180)	(14,816,106)	882,882,693	2.4%
Fidelity Money Market Central Fund 0.45%	87,063,754	4,423,086	36,109,761	3,270,597	(2,868)	3,492	55,377,703	4.7%
Fidelity Real Estate Equity Central Fund	14,451,672	591,582	7,179,487	352,624	45,083	567,714	8,476,564	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	-	241,181,886	228,430,436	2,054	-	-	12,751,450	0.0%
Fidelity U.S. Equity Central Fund	617,394,236	24,864,786	176,145,967	16,833,778	2,783,874	100,022,861	568,919,790	3.6%
Total	2,054,607,833	925,163,737	1,053,280,850	75,731,387	(34,051,580)	165,132,511	2,057,571,651

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	958,474,253	958,474,253	-	-

Fixed-Income Central Funds	969,640,030	969,640,030	-	-

Money Market Central Funds	129,457,368	129,457,368	-	-

U.S Treasury Obligations	10,501,744	-	10,501,744	-

Investment Companies	39,806,154	39,806,154	-	-
Total Investments in Securities:	2,107,879,549	2,097,377,805	10,501,744	-
Derivative Instruments: Assets
Futures Contracts	6,030,322	6,030,322	-	-
Total Assets	6,030,322	6,030,322	-	-
Total Derivative Instruments:	6,030,322	6,030,322	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,030,322	0
Total Equity Risk	6,030,322	0
Total Value of Derivatives	6,030,322	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 40%
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including securities loaned of $12,496,421) - See accompanying schedule:
Unaffiliated issuers (cost $51,474,400)	$50,307,898
Fidelity Central Funds (cost $1,878,507,229)	2,057,571,651

Total Investment in Securities (cost $1,929,981,629)		$2,107,879,549
Receivable for investments sold		2,839,747
Receivable for fund shares sold		227,182
Dividends receivable		146,026
Distributions receivable from Fidelity Central Funds		99,380
Receivable for daily variation margin on futures contracts		433,800
Prepaid expenses		3,020
Total assets		2,111,628,704
Liabilities
Payable for investments purchased	$125,873
Payable for fund shares redeemed	2,515,968
Accrued management fee	706,886
Distribution and service plan fees payable	35,489
Other affiliated payables	203,666
Other payables and accrued expenses	46,028
Collateral on securities loaned	12,751,450
Total Liabilities		16,385,360
Net Assets		$2,095,243,344
Net Assets consist of:
Paid in capital		$2,028,951,937
Total accumulated earnings (loss)		66,291,407
Net Assets		$2,095,243,344

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($69,847,992 ÷ 5,999,834 shares)(a)		$11.64
Maximum offering price per share (100/94.25 of $11.64)		$12.35
Class M :
Net Asset Value and redemption price per share ($13,019,957 ÷ 1,120,454 shares)(a)		$11.62
Maximum offering price per share (100/96.50 of $11.62)		$12.04
Class C :
Net Asset Value and offering price per share ($17,575,866 ÷ 1,519,881 shares)(a)		$11.56
Asset Manager 40% :
Net Asset Value, offering price and redemption price per share ($1,427,453,460 ÷ 122,633,441 shares)		$11.64
Class I :
Net Asset Value, offering price and redemption price per share ($36,450,581 ÷ 3,130,207 shares)		$11.64
Class Z :
Net Asset Value, offering price and redemption price per share ($530,895,488 ÷ 45,607,014 shares)		$11.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends		$1,125,147
Interest		450,257
Income from Fidelity Central Funds (including $2,054 from security lending)		66,060,043
Total Income		67,635,447
Expenses
Management fee	$8,758,520
Transfer agent fees	1,768,622
Distribution and service plan fees	437,740
Accounting fees	720,650
Custodian fees and expenses	40,127
Independent trustees' fees and expenses	8,161
Registration fees	106,309
Audit	39,000
Legal	4,711
Miscellaneous	21,321
Total expenses before reductions	11,905,161
Expense reductions	(59,553)
Total expenses after reductions		11,845,608
Net Investment income (loss)		55,789,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,518,279)
Fidelity Central Funds	(34,051,580)
Futures contracts	(11,887,553)
Capital gain distributions from Fidelity Central Funds	9,671,344
Total net realized gain (loss)		(53,786,068)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,949,068
Fidelity Central Funds	165,132,511
Futures contracts	(10,445,310)
Total change in net unrealized appreciation (depreciation)		167,636,269
Net gain (loss)		113,850,201
Net increase (decrease) in net assets resulting from operations		$169,640,040
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,789,839	$50,128,286
Net realized gain (loss)	(53,786,068)	83,390,599
Change in net unrealized appreciation (depreciation)	167,636,269	(535,548,491)
Net increase (decrease) in net assets resulting from operations	169,640,040	(402,029,606)
Distributions to shareholders	(131,471,885)	(63,105,930)

Share transactions - net increase (decrease)	(94,597,313)	72,581,869
Total increase (decrease) in net assets	(56,429,158)	(392,553,667)

Net Assets
Beginning of period	2,151,672,502	2,544,226,169
End of period	$2,095,243,344	$2,151,672,502

Financial Highlights
Fidelity Advisor Asset Manager® 40% Class A

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$13.85	$12.49	$11.82	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.27	.22	.15	.17	.21
Net realized and unrealized gain (loss)	.58	(2.32)	1.47	.88	.21
Total from investment operations	.85	(2.10)	1.62	1.05	.42
Distributions from net investment income	(.30)	(.18)	(.12)	(.17)	(.21)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.67)	(.29)	(.26) C	(.38)	(.47) C
Net asset value, end of period	$11.64	$11.46	$13.85	$12.49	$11.82
Total Return D,E	7.60%	(15.47)%	13.06%	9.06%	3.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83%	.82%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.82%	.82%	.82%	.83%	.83%
Expenses net of all reductions	.82%	.82%	.82%	.83%	.83%
Net investment income (loss)	2.24%	1.72%	1.08%	1.43%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$69,848	$69,848	$74,272	$48,985	$42,490
Portfolio turnover rate H	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class M

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$13.83	$12.47	$11.80	$11.85
Income from Investment Operations
Net investment income (loss) A,B	.24	.19	.11	.14	.18
Net realized and unrealized gain (loss)	.58	(2.31)	1.47	.88	.21
Total from investment operations	.82	(2.12)	1.58	1.02	.39
Distributions from net investment income	(.28)	(.15)	(.09)	(.14)	(.17)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.65)	(.26)	(.22)	(.35)	(.44)
Net asset value, end of period	$11.62	$11.45	$13.83	$12.47	$11.80
Total Return C,D	7.28%	(15.63)%	12.80%	8.80%	3.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.07%	1.06%	1.06%	1.08%	1.09%
Expenses net of fee waivers, if any	1.06%	1.06%	1.06%	1.08%	1.09%
Expenses net of all reductions	1.06%	1.06%	1.06%	1.08%	1.09%
Net investment income (loss)	2.01%	1.48%	.84%	1.17%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$13,020	$12,231	$14,809	$11,898	$10,913
Portfolio turnover rate G	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class C

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$13.77	$12.42	$11.75	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.17	.12	.04	.08	.12
Net realized and unrealized gain (loss)	.58	(2.30)	1.47	.88	.21
Total from investment operations	.75	(2.18)	1.51	.96	.33
Distributions from net investment income	(.21)	(.09)	(.03)	(.08)	(.12)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.58)	(.20)	(.16)	(.29)	(.38) C
Net asset value, end of period	$11.56	$11.39	$13.77	$12.42	$11.75
Total Return D,E	6.70%	(16.07)%	12.24%	8.25%	3.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.59%	1.59%	1.59%	1.59%	1.60%
Expenses net of fee waivers, if any	1.59%	1.59%	1.59%	1.59%	1.60%
Expenses net of all reductions	1.59%	1.59%	1.59%	1.59%	1.60%
Net investment income (loss)	1.48%	.95%	.31%	.66%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$17,576	$19,517	$26,841	$23,974	$24,834
Portfolio turnover rate H	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 40%

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$13.85	$12.49	$11.82	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.30	.26	.19	.21	.24
Net realized and unrealized gain (loss)	.59	(2.32)	1.46	.88	.22
Total from investment operations	.89	(2.06)	1.65	1.09	.46
Distributions from net investment income	(.34)	(.22)	(.16)	(.21)	(.24)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.71)	(.33)	(.29)	(.42)	(.51)
Net asset value, end of period	$11.64	$11.46	$13.85	$12.49	$11.82
Total Return C	7.95%	(15.21)%	13.38%	9.41%	4.23%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.53%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.52%	.52%	.51%	.52%	.52%
Expenses net of all reductions	.52%	.52%	.51%	.52%	.52%
Net investment income (loss)	2.55%	2.02%	1.39%	1.73%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$1,427,453	$1,515,043	$1,829,755	$1,911,787	$1,704,998
Portfolio turnover rate F	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class I

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.47	$13.86	$12.49	$11.82	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.30	.26	.18	.20	.24
Net realized and unrealized gain (loss)	.58	(2.32)	1.48	.88	.21
Total from investment operations	.88	(2.06)	1.66	1.08	.45
Distributions from net investment income	(.33)	(.21)	(.16)	(.20)	(.24)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.71) C	(.33) C	(.29)	(.41)	(.50) C
Net asset value, end of period	$11.64	$11.47	$13.86	$12.49	$11.82
Total Return D	7.79%	(15.24)%	13.42%	9.35%	4.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.57%	.57%	.56%	.56%
Expenses net of fee waivers, if any	.57%	.57%	.56%	.56%	.56%
Expenses net of all reductions	.57%	.57%	.56%	.56%	.56%
Net investment income (loss)	2.50%	1.97%	1.34%	1.69%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$36,451	$34,286	$42,310	$28,708	$25,014
Portfolio turnover rate G	21%	16%	22%	24%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class Z

Years ended September 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.47	$13.86	$12.49	$11.82	$11.86
Income from Investment Operations
Net investment income (loss) B,C	.31	.27	.19	.21	.24
Net realized and unrealized gain (loss)	.58	(2.32)	1.48	.88	.23
Total from investment operations	.89	(2.05)	1.67	1.09	.47
Distributions from net investment income	(.34)	(.23)	(.17)	(.22)	(.24)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.72) D	(.34)	(.30)	(.42) D	(.51)
Net asset value, end of period	$11.64	$11.47	$13.86	$12.49	$11.82
Total Return E,F	7.89%	(15.16)%	13.49%	9.45%	4.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.49%	.50%	.50% I
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.50% I
Expenses net of all reductions	.49%	.49%	.49%	.49%	.50% I
Net investment income (loss)	2.58%	2.05%	1.41%	1.76%	2.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$530,895	$500,747	$556,238	$12,416	$6,431
Portfolio turnover rate J	21%	16%	22%	24%	36%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 50%
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	2.3
Apple, Inc.	1.8
iShares MSCI USA Minimum Volatility ETF	1.3
Alphabet, Inc. Class A	1.3
Amazon.com, Inc.	1.2
iShares 20+ Year Treasury Bond ETF	0.8
Exxon Mobil Corp.	0.7
NVIDIA Corp.	0.7
Meta Platforms, Inc. Class A	0.7
JPMorgan Chase & Co.	0.7
11.5

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.8
Fannie Mae	2.7
Freddie Mac	2.5
Ginnie Mae	1.5
Uniform Mortgage Backed Securities	1.3
JPMorgan Chase & Co.	0.6
Morgan Stanley	0.5
Citigroup, Inc.	0.3
Bank of America Corp.	0.3
Petroleos Mexicanos	0.3
25.8

Market Sectors (% of Fund's net assets)

Financials	16.2
Information Technology	11.9
Health Care	7.2
Industrials	7.0
Consumer Discretionary	6.9
Communication Services	4.7
Consumer Staples	4.3
Energy	4.1
Real Estate	2.8
Materials	2.3
Utilities	1.0

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.5%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 26.3% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 55.8%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	478,748	45,193,778
Fidelity Emerging Markets Equity Central Fund (a)	3,061,651	575,008,680
Fidelity Hedged Equity Central Fund (a)	1,142,415	118,514,113
Fidelity International Equity Central Fund (a)	15,214,433	1,345,260,183
Fidelity Real Estate Equity Central Fund (a)	326,057	36,531,465
Fidelity U.S. Equity Central Fund (a)	25,144,974	2,924,109,056
TOTAL EQUITY CENTRAL FUNDS (Cost $2,776,023,134)		5,044,617,275

Fixed-Income Central Funds - 40.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	2,027,460	14,881,559
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	834,538	73,864,985
Fidelity Floating Rate Central Fund (a)	1,250,727	122,596,300
Fidelity High Income Central Fund (a)	463,956	46,924,476
TOTAL HIGH YIELD FIXED-INCOME FUNDS		258,267,320
Investment Grade Fixed-Income Funds - 37.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,311,450	115,407,562
Fidelity International Credit Central Fund (a)	615,627	46,843,042
Fidelity Investment Grade Bond Central Fund (a)	34,406,579	3,220,799,898
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,383,050,502
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,955,882,561)		3,641,317,822

Money Market Central Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	122,215,177	122,239,620
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	751,075	751,150
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $122,990,770)		122,990,770

U.S. Treasury Obligations - 0.4%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% to 5.39% 10/26/23 to 12/21/23 (e) (Cost $34,979,199)	35,270,000	34,984,170

Investment Companies - 2.1%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	856,816	75,991,011
iShares MSCI USA Minimum Volatility ETF	1,639,008	118,631,396
TOTAL INVESTMENT COMPANIES (Cost $202,985,257)		194,622,407

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,092,860,921)	9,038,532,444
NET OTHER ASSETS (LIABILITIES) - 0.0%	(278,719)
NET ASSETS - 100.0%	9,038,253,725

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,493	Dec 2023	539,173,575	16,681,630	16,681,630
ICE MSCI EAFE Index Contracts (United States)	470	Dec 2023	47,975,250	1,011,116	1,011,116
ICE MSCI Emerging Markets Index Contracts (United States)	1,863	Dec 2023	89,004,825	2,963,674	2,963,674

TOTAL FUTURES CONTRACTS					20,656,420
The notional amount of futures sold as a percentage of Net Assets is 7.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $737,736,834.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,315,361.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	91,967,268	1,115,299,031	1,085,026,679	2,614,806	-	-	122,239,620	0.3%
Fidelity Commodity Strategy Central Fund	203,314,745	5,842,664	155,302,897	4,197,778	(39,581,199)	30,920,465	45,193,778	19.9%
Fidelity Emerging Markets Debt Central Fund	20,685,617	1,959,079	8,482,629	1,142,465	(2,031,567)	2,751,059	14,881,559	0.7%
Fidelity Emerging Markets Debt Local Currency Central Fund	23,176,447	47,040,114	199	63,539	78,895	3,569,728	73,864,985	26.9%
Fidelity Emerging Markets Equity Central Fund	486,823,346	149,200,667	115,074,770	18,236,167	(23,527,749)	77,587,186	575,008,680	26.7%
Fidelity Floating Rate Central Fund	273,001,460	21,111,607	180,527,100	18,520,253	(6,056,308)	15,066,641	122,596,300	8.3%
Fidelity Hedged Equity Central Fund	-	118,792,271	-	15,326	-	(278,158)	118,514,113	27.5%
Fidelity High Income Central Fund	75,459,699	6,066,787	37,393,213	5,225,324	1,423,556	1,367,647	46,924,476	3.3%
Fidelity Inflation-Protected Bond Index Central Fund	186,198,174	22,641,860	77,774,714	20,516,490	(7,803,224)	(7,854,534)	115,407,562	27.2%
Fidelity International Credit Central Fund	108,800,355	7,107,247	64,506,435	6,152,210	(19,612,186)	15,054,061	46,843,042	23.6%
Fidelity International Equity Central Fund	941,361,876	322,805,441	141,125,686	29,748,400	(8,992,676)	231,211,228	1,345,260,183	28.7%
Fidelity Investment Grade Bond Central Fund	2,986,555,177	721,489,766	405,763,480	123,343,275	(15,209,448)	(66,272,117)	3,220,799,898	8.7%
Fidelity Real Estate Equity Central Fund	61,134,245	2,204,856	29,350,109	1,507,994	202,420	2,340,053	36,531,465	3.9%
Fidelity Securities Lending Cash Central Fund 5.39%	-	361,494,268	360,743,118	8,116	-	-	751,150	0.0%
Fidelity U.S. Equity Central Fund	3,121,072,050	115,226,981	837,908,911	84,619,601	189,206,087	336,512,849	2,924,109,056	18.6%
Total	8,579,550,459	3,018,282,639	3,498,979,940	315,911,744	68,096,601	641,976,108	8,808,925,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	5,044,617,275	5,044,617,275	-	-

Fixed-Income Central Funds	3,641,317,822	3,641,317,822	-	-

Money Market Central Funds	122,990,770	122,990,770	-	-

U.S Treasury Obligations	34,984,170	-	34,984,170	-

Investment Companies	194,622,407	194,622,407	-	-
Total Investments in Securities:	9,038,532,444	9,003,548,274	34,984,170	-
Derivative Instruments: Assets
Futures Contracts	20,656,420	20,656,420	-	-
Total Assets	20,656,420	20,656,420	-	-
Total Derivative Instruments:	20,656,420	20,656,420	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	20,656,420	0
Total Equity Risk	20,656,420	0
Total Value of Derivatives	20,656,420	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 50%
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including securities loaned of $736,127) - See accompanying schedule:
Unaffiliated issuers (cost $237,964,456)	$229,606,577
Fidelity Central Funds (cost $6,854,896,465)	8,808,925,867

Total Investment in Securities (cost $7,092,860,921)		$9,038,532,444
Receivable for investments sold		8,269,371
Receivable for fund shares sold		721,601
Dividends receivable		634,348
Distributions receivable from Fidelity Central Funds		157,372
Receivable for daily variation margin on futures contracts		1,662,650
Prepaid expenses		13,083
Other receivables		162,874
Total assets		9,050,153,743
Liabilities
Payable for investments purchased	$427,389
Payable for fund shares redeemed	5,808,495
Accrued management fee	3,648,343
Transfer agent fee payable	821,517
Distribution and service plan fees payable	71,340
Other affiliated payables	122,576
Other payables and accrued expenses	249,208
Collateral on securities loaned	751,150
Total Liabilities		11,900,018
Net Assets		$9,038,253,725
Net Assets consist of:
Paid in capital		$7,901,671,497
Total accumulated earnings (loss)		1,136,582,228
Net Assets		$9,038,253,725

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($116,526,372 ÷ 6,423,601 shares)(a)		$18.14
Maximum offering price per share (100/94.25 of $18.14)		$19.25
Class M :
Net Asset Value and redemption price per share ($48,133,911 ÷ 2,657,112 shares)(a)		$18.12
Maximum offering price per share (100/96.50 of $18.12)		$18.78
Class C :
Net Asset Value and offering price per share ($29,985,656 ÷ 1,672,755 shares)(a)		$17.93
Asset Manager 50% :
Net Asset Value, offering price and redemption price per share ($6,958,278,365 ÷ 381,594,339 shares)		$18.23
Class I :
Net Asset Value, offering price and redemption price per share ($50,985,563 ÷ 2,802,018 shares)		$18.20
Class Z :
Net Asset Value, offering price and redemption price per share ($1,834,343,858 ÷ 100,897,305 shares)		$18.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends		$5,414,500
Interest		1,608,922
Income from Fidelity Central Funds (including $8,116 from security lending)		266,910,938
Total Income		273,934,360
Expenses
Management fee	$44,897,686
Transfer agent fees	9,948,133
Distribution and service plan fees	870,740
Accounting fees	1,478,777
Custodian fees and expenses	32,305
Independent trustees' fees and expenses	34,815
Registration fees	119,007
Audit	47,816
Legal	19,955
Miscellaneous	96,342
Total expenses before reductions	57,545,576
Expense reductions	(475,796)
Total expenses after reductions		57,069,780
Net Investment income (loss)		216,864,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(86,428,374)
Fidelity Central Funds	68,096,601
Futures contracts	(46,068,460)
Capital gain distributions from Fidelity Central Funds	49,000,806
Total net realized gain (loss)		(15,399,427)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,775,518
Fidelity Central Funds	641,976,108
Futures contracts	(44,882,363)
Total change in net unrealized appreciation (depreciation)		661,869,263
Net gain (loss)		646,469,836
Net increase (decrease) in net assets resulting from operations		$863,334,416
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$216,864,580	$208,898,662
Net realized gain (loss)	(15,399,427)	465,207,708
Change in net unrealized appreciation (depreciation)	661,869,263	(2,558,606,467)
Net increase (decrease) in net assets resulting from operations	863,334,416	(1,884,500,097)
Distributions to shareholders	(639,672,674)	(345,832,994)

Share transactions - net increase (decrease)	(196,061,966)	(312,881,619)
Total increase (decrease) in net assets	27,599,776	(2,543,214,710)

Net Assets
Beginning of period	9,010,653,949	11,553,868,659
End of period	$9,038,253,725	$9,010,653,949

Financial Highlights
Fidelity Advisor Asset Manager® 50% Class A

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.75	$21.98	$19.33	$18.22	$18.58
Income from Investment Operations
Net investment income (loss) A,B	.37	.33	.20	.24	.28
Net realized and unrealized gain (loss)	1.24	(3.97)	2.86	1.57	.20
Total from investment operations	1.61	(3.64)	3.06	1.81	.48
Distributions from net investment income	(.44)	(.28)	(.17)	(.25)	(.29)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(1.22)	(.59)	(.41)	(.70)	(.84)
Net asset value, end of period	$18.14	$17.75	$21.98	$19.33	$18.22
Total Return C,D	9.29%	(17.02)%	15.99%	10.15%	3.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.91%	.91%	.91%	.93%	.94%
Expenses net of fee waivers, if any	.91%	.90%	.91%	.92%	.94%
Expenses net of all reductions	.91%	.90%	.91%	.92%	.94%
Net investment income (loss)	2.00%	1.63%	.94%	1.32%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$116,526	$110,693	$134,052	$106,339	$95,542
Portfolio turnover rate G	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class M

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.73	$21.95	$19.31	$18.20	$18.56
Income from Investment Operations
Net investment income (loss) A,B	.32	.28	.15	.20	.23
Net realized and unrealized gain (loss)	1.24	(3.95)	2.85	1.57	.21
Total from investment operations	1.56	(3.67)	3.00	1.77	.44
Distributions from net investment income	(.39)	(.24)	(.12)	(.20)	(.25)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(1.17)	(.55)	(.36)	(.66) C	(.80)
Net asset value, end of period	$18.12	$17.73	$21.95	$19.31	$18.20
Total Return D,E	9.03%	(17.18)%	15.69%	9.89%	2.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.15%	1.15%	1.15%	1.17%	1.18%
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.16%	1.18%
Expenses net of all reductions	1.15%	1.15%	1.15%	1.16%	1.18%
Net investment income (loss)	1.76%	1.39%	.70%	1.08%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$48,134	$47,759	$57,507	$45,076	$42,658
Portfolio turnover rate H	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class C

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.55	$21.76	$19.16	$18.05	$18.42
Income from Investment Operations
Net investment income (loss) A,B	.23	.18	.04	.10	.14
Net realized and unrealized gain (loss)	1.23	(3.93)	2.84	1.57	.20
Total from investment operations	1.46	(3.75)	2.88	1.67	.34
Distributions from net investment income	(.29)	(.15)	(.04)	(.11)	(.16)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(1.08) C	(.46)	(.28)	(.56)	(.71)
Net asset value, end of period	$17.93	$17.55	$21.76	$19.16	$18.05
Total Return D,E	8.47%	(17.64)%	15.12%	9.38%	2.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.66%	1.66%	1.67%	1.68%	1.69%
Expenses net of fee waivers, if any	1.66%	1.66%	1.67%	1.68%	1.69%
Expenses net of all reductions	1.66%	1.66%	1.67%	1.68%	1.69%
Net investment income (loss)	1.24%	.87%	.18%	.56%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$29,986	$31,796	$51,226	$44,990	$46,487
Portfolio turnover rate H	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 50%

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.84	$22.09	$19.42	$18.30	$18.66
Income from Investment Operations
Net investment income (loss) A,B	.43	.40	.27	.30	.33
Net realized and unrealized gain (loss)	1.24	(3.99)	2.87	1.58	.21
Total from investment operations	1.67	(3.59)	3.14	1.88	.54
Distributions from net investment income	(.49)	(.35)	(.23)	(.30)	(.35)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(1.28) C	(.66)	(.47)	(.76) C	(.90)
Net asset value, end of period	$18.23	$17.84	$22.09	$19.42	$18.30
Total Return D	9.59%	(16.79)%	16.36%	10.51%	3.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.61%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.61%	.60%	.60%	.62%	.63%
Expenses net of all reductions	.61%	.60%	.60%	.62%	.63%
Net investment income (loss)	2.29%	1.93%	1.25%	1.63%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$6,958,278	$7,094,870	$9,274,634	$9,387,915	$9,026,444
Portfolio turnover rate G	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class I

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.80	$22.04	$19.38	$18.26	$18.62
Income from Investment Operations
Net investment income (loss) A,B	.42	.39	.26	.29	.33
Net realized and unrealized gain (loss)	1.25	(3.98)	2.87	1.58	.20
Total from investment operations	1.67	(3.59)	3.13	1.87	.53
Distributions from net investment income	(.49)	(.34)	(.23)	(.30)	(.34)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(1.27)	(.65)	(.47)	(.75)	(.89)
Net asset value, end of period	$18.20	$17.80	$22.04	$19.38	$18.26
Total Return C	9.63%	(16.80)%	16.30%	10.49%	3.33%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.64%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.63%	.64%	.64%	.65%	.66%
Expenses net of all reductions	.63%	.64%	.64%	.65%	.66%
Net investment income (loss)	2.27%	1.90%	1.21%	1.59%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$50,986	$60,352	$81,320	$55,021	$62,141
Portfolio turnover rate F	20%	20%	17%	24%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class Z

Years ended September 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$17.79	$22.03	$19.37	$18.26	$18.59
Income from Investment Operations
Net investment income (loss) B,C	.44	.41	.28	.31	.35
Net realized and unrealized gain (loss)	1.24	(3.98)	2.87	1.57	.23
Total from investment operations	1.68	(3.57)	3.15	1.88	.58
Distributions from net investment income	(.51)	(.36)	(.25)	(.32)	(.36)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(1.29)	(.67)	(.49)	(.77)	(.91)
Net asset value, end of period	$18.18	$17.79	$22.03	$19.37	$18.26
Total Return D,E	9.71%	(16.71)%	16.43%	10.56%	3.61%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54%	.53%	.54%	.55%	.55% H
Expenses net of fee waivers, if any	.53%	.53%	.54%	.54%	.55% H
Expenses net of all reductions	.53%	.53%	.54%	.54%	.55% H
Net investment income (loss)	2.37%	2.00%	1.32%	1.70%	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,834,344	$1,665,184	$1,955,130	$26,638	$20,968
Portfolio turnover rate I	20%	20%	17%	24%	37%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 60%
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	2.6
Apple, Inc.	2.1
Alphabet, Inc. Class A	1.5
iShares MSCI USA Minimum Volatility ETF	1.3
Amazon.com, Inc.	1.3
Exxon Mobil Corp.	0.8
iShares 20+ Year Treasury Bond ETF	0.6
NVIDIA Corp.	0.7
Meta Platforms, Inc. Class A	0.7
JPMorgan Chase & Co.	0.7
12.3

Market Sectors (% of Fund's net assets)

Financials	15.8
Information Technology	13.3
Health Care	7.9
Industrials	7.9
Consumer Discretionary	7.3
Communication Services	5.2
Consumer Staples	4.6
Energy	4.4
Materials	2.9
Real Estate	2.4
Utilities	1.0

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Class - (0.2)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.5%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.7% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 62.2%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	196,910	18,588,270
Fidelity Emerging Markets Equity Central Fund (a)	1,477,424	277,474,909
Fidelity Hedged Equity Central Fund (a)	463,063	48,038,169
Fidelity International Equity Central Fund (a)	6,552,501	579,372,171
Fidelity Real Estate Equity Central Fund (a)	133,812	14,992,261
Fidelity U.S. Equity Central Fund (a)	11,779,057	1,369,786,584
TOTAL EQUITY CENTRAL FUNDS (Cost $1,566,446,292)		2,308,252,364

Fixed-Income Central Funds - 34.5%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.6%
Fidelity Emerging Markets Debt Central Fund (a)	1,161,348	8,524,296
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	333,064	29,479,528
Fidelity Floating Rate Central Fund (a)	413,401	40,521,596
Fidelity High Income Central Fund (a)	191,031	19,320,907
TOTAL HIGH YIELD FIXED-INCOME FUNDS		97,846,327
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	648,217	57,043,055
Fidelity International Credit Central Fund (a)	253,481	19,287,389
Fidelity Investment Grade Bond Central Fund (a)	11,810,440	1,105,575,307
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,181,905,751
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,433,258,702)		1,279,752,078

Money Market Central Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	40,378,444	40,386,520
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	22,269,823	22,272,050
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $62,658,570)		62,658,570

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.39% 10/26/23 to 12/21/23 (e) (Cost $11,196,240)	11,300,000	11,197,820

Investment Companies - 1.9%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	282,047	25,014,748
iShares MSCI USA Minimum Volatility ETF	664,385	48,088,188
TOTAL INVESTMENT COMPANIES (Cost $75,813,150)		73,102,936

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,149,372,954)	3,734,963,768
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(22,481,745)
NET ASSETS - 100.0%	3,712,482,023

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	609	Dec 2023	62,163,675	(2,126,524)	(2,126,524)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	776	Dec 2023	167,829,400	4,386,663	4,386,663
ICE MSCI Emerging Markets Index Contracts (United States)	763	Dec 2023	36,452,325	1,213,786	1,213,786

TOTAL SOLD					5,600,449

TOTAL FUTURES CONTRACTS					3,473,925
The notional amount of futures purchased as a percentage of Net Assets is 1.7%
The notional amount of futures sold as a percentage of Net Assets is 5.5%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,482,981.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,144,438	352,056,819	330,814,737	965,641	-	-	40,386,520	0.1%
Fidelity Commodity Strategy Central Fund	87,982,827	3,487,807	69,213,615	1,775,744	(12,349,086)	8,680,337	18,588,270	8.2%
Fidelity Emerging Markets Debt Central Fund	9,389,231	1,461,089	2,615,465	561,401	(489,179)	778,620	8,524,296	0.4%
Fidelity Emerging Markets Debt Local Currency Central Fund	8,782,496	19,289,867	55	24,638	26,874	1,380,346	29,479,528	10.7%
Fidelity Emerging Markets Equity Central Fund	224,652,096	62,471,835	35,071,199	8,687,456	(9,373,432)	34,795,609	277,474,909	12.9%
Fidelity Floating Rate Central Fund	106,769,688	8,355,372	77,874,768	6,583,887	(2,836,392)	6,107,696	40,521,596	2.7%
Fidelity Hedged Equity Central Fund	-	48,163,347	-	6,083	-	(125,178)	48,038,169	11.1%
Fidelity High Income Central Fund	29,754,467	2,911,007	14,442,945	2,095,172	386,034	712,344	19,320,907	1.3%
Fidelity Inflation-Protected Bond Index Central Fund	75,762,196	10,608,889	22,766,546	8,434,347	(2,313,275)	(4,248,209)	57,043,055	13.5%
Fidelity International Credit Central Fund	44,027,858	3,424,099	26,323,821	2,442,313	(7,993,155)	6,152,408	19,287,389	9.7%
Fidelity International Equity Central Fund	393,745,617	148,538,136	55,095,899	12,649,495	(2,379,564)	94,563,881	579,372,171	12.3%
Fidelity Investment Grade Bond Central Fund	969,331,203	260,599,528	96,408,593	41,164,986	(1,057,288)	(26,889,543)	1,105,575,307	3.0%
Fidelity Real Estate Equity Central Fund	23,887,449	1,290,050	11,146,673	602,093	94,096	867,339	14,992,261	1.6%
Fidelity Securities Lending Cash Central Fund 5.39%	21,668,650	709,997,335	709,393,935	6,820	-	-	22,272,050	0.1%
Fidelity U.S. Equity Central Fund	1,329,560,304	77,075,695	265,278,317	37,760,085	12,728,903	215,699,999	1,369,786,584	8.7%
Total	3,344,458,520	1,709,730,875	1,716,446,568	123,760,161	(25,555,464)	338,475,649	3,650,663,012

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	2,308,252,364	2,308,252,364	-	-

Fixed-Income Central Funds	1,279,752,078	1,279,752,078	-	-

Money Market Central Funds	62,658,570	62,658,570	-	-

U.S Treasury Obligations	11,197,820	-	11,197,820	-

Investment Companies	73,102,936	73,102,936	-	-
Total Investments in Securities:	3,734,963,768	3,723,765,948	11,197,820	-
Derivative Instruments: Assets
Futures Contracts	5,600,449	5,600,449	-	-
Total Assets	5,600,449	5,600,449	-	-
Liabilities
Futures Contracts	(2,126,524)	(2,126,524)	-	-
Total Liabilities	(2,126,524)	(2,126,524)	-	-
Total Derivative Instruments:	3,473,925	3,473,925	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,600,449	(2,126,524)
Total Equity Risk	5,600,449	(2,126,524)
Total Value of Derivatives	5,600,449	(2,126,524)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 60%
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including securities loaned of $21,826,609) - See accompanying schedule:
Unaffiliated issuers (cost $87,009,390)	$84,300,756
Fidelity Central Funds (cost $3,062,363,564)	3,650,663,012

Total Investment in Securities (cost $3,149,372,954)		$3,734,963,768
Foreign currency held at value (cost $266)		255
Receivable for investments sold		2,719,392
Receivable for fund shares sold		2,269,396
Dividends receivable		275,795
Distributions receivable from Fidelity Central Funds		35,934
Receivable for daily variation margin on futures contracts		249,405
Prepaid expenses		5,287
Other receivables		2,355
Total assets		3,740,521,587
Liabilities
Payable for investments purchased	$162,497
Payable for fund shares redeemed	3,403,360
Accrued management fee	1,656,836
Distribution and service plan fees payable	78,000
Other affiliated payables	412,572
Other payables and accrued expenses	54,249
Collateral on securities loaned	22,272,050
Total Liabilities		28,039,564
Net Assets		$3,712,482,023
Net Assets consist of:
Paid in capital		$3,277,266,540
Total accumulated earnings (loss)		435,215,483
Net Assets		$3,712,482,023

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($149,984,926 ÷ 11,101,917 shares)(a)		$13.51
Maximum offering price per share (100/94.25 of $13.51)		$14.33
Class M :
Net Asset Value and redemption price per share ($45,642,165 ÷ 3,400,692 shares)(a)		$13.42
Maximum offering price per share (100/96.50 of $13.42)		$13.91
Class C :
Net Asset Value and offering price per share ($30,785,835 ÷ 2,323,884 shares)(a)		$13.25
Asset Manager 60% :
Net Asset Value, offering price and redemption price per share ($2,043,413,861 ÷ 150,210,344 shares)		$13.60
Class I :
Net Asset Value, offering price and redemption price per share ($101,803,309 ÷ 7,482,284 shares)		$13.61
Class Z :
Net Asset Value, offering price and redemption price per share ($1,340,851,927 ÷ 98,605,616 shares)		$13.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends		$2,294,301
Interest		576,506
Income from Fidelity Central Funds (including $6,820 from security lending)		102,273,209
Total Income		105,144,016
Expenses
Management fee	$19,865,688
Transfer agent fees	3,652,755
Distribution and service plan fees	947,309
Accounting fees	1,246,556
Custodian fees and expenses	34,774
Independent trustees' fees and expenses	13,838
Registration fees	117,756
Audit	39,088
Legal	16,103
Miscellaneous	37,192
Total expenses before reductions	25,971,059
Expense reductions	(189,408)
Total expenses after reductions		25,781,651
Net Investment income (loss)		79,362,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(35,014,099)
Fidelity Central Funds	(25,555,464)
Foreign currency transactions	1
Futures contracts	(5,467,353)
Capital gain distributions from Fidelity Central Funds	21,486,952
Total net realized gain (loss)		(44,549,963)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26,166,521
Fidelity Central Funds	338,475,649
Assets and liabilities in foreign currencies	1,394
Futures contracts	(1,963,555)
Total change in net unrealized appreciation (depreciation)		362,680,009
Net gain (loss)		318,130,046
Net increase (decrease) in net assets resulting from operations		$397,492,411
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,362,365	$77,394,423
Net realized gain (loss)	(44,549,963)	135,782,767
Change in net unrealized appreciation (depreciation)	362,680,009	(1,021,962,706)
Net increase (decrease) in net assets resulting from operations	397,492,411	(808,785,516)
Distributions to shareholders	(156,194,680)	(114,158,802)

Share transactions - net increase (decrease)	(14,706,584)	176,306,744
Total increase (decrease) in net assets	226,591,147	(746,637,574)

Net Assets
Beginning of period	3,485,890,876	4,232,528,450
End of period	$3,712,482,023	$3,485,890,876

Financial Highlights
Fidelity Advisor Asset Manager® 60% Class A

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.66	$15.88	$13.57	$12.68	$12.92
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.13	.15	.17
Net realized and unrealized gain (loss)	1.14	(3.08)	2.42	1.24	.06
Total from investment operations	1.38	(2.85)	2.55	1.39	.23
Distributions from net investment income	(.25)	(.18)	(.12)	(.17)	(.15)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.53)	(.37)	(.24)	(.50)	(.47)
Net asset value, end of period	$13.51	$12.66	$15.88	$13.57	$12.68
Total Return C,D	11.09%	(18.47)%	18.90%	11.13%	2.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	.99%	.99%	1.00%	1.02%
Expenses net of fee waivers, if any	.99%	.99%	.99%	1.00%	1.01%
Expenses net of all reductions	.99%	.99%	.99%	1.00%	1.01%
Net investment income (loss)	1.79%	1.55%	.84%	1.19%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$149,985	$138,958	$167,442	$129,967	$128,269
Portfolio turnover rate G	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 60% Class M

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$15.78	$13.48	$12.60	$12.84
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.09	.12	.14
Net realized and unrealized gain (loss)	1.13	(3.07)	2.41	1.22	.06
Total from investment operations	1.34	(2.88)	2.50	1.34	.20
Distributions from net investment income	(.22)	(.13)	(.08)	(.13)	(.12)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.50)	(.32)	(.20)	(.46)	(.44)
Net asset value, end of period	$13.42	$12.58	$15.78	$13.48	$12.60
Total Return C,D	10.79%	(18.67)%	18.67%	10.83%	2.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.23%	1.23%	1.24%	1.26%	1.28%
Expenses net of fee waivers, if any	1.23%	1.23%	1.24%	1.25%	1.25%
Expenses net of all reductions	1.23%	1.23%	1.24%	1.25%	1.25%
Net investment income (loss)	1.55%	1.31%	.59%	.94%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$45,642	$43,630	$54,174	$49,060	$49,997
Portfolio turnover rate G	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 60% Class C

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$15.55	$13.29	$12.42	$12.67
Income from Investment Operations
Net investment income (loss) A,B	.14	.12	.01	.05	.08
Net realized and unrealized gain (loss)	1.12	(3.05)	2.38	1.21	.06
Total from investment operations	1.26	(2.93)	2.39	1.26	.14
Distributions from net investment income	(.12)	(.04)	- C	(.06)	(.07)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.40)	(.23)	(.13) D	(.39)	(.39)
Net asset value, end of period	$13.25	$12.39	$15.55	$13.29	$12.42
Total Return E,F	10.30%	(19.15)%	18.02%	10.29%	1.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.76%	1.75%	1.77%	1.79%	1.81%
Expenses net of fee waivers, if any	1.76%	1.75%	1.77%	1.76%	1.76%
Expenses net of all reductions	1.76%	1.75%	1.77%	1.76%	1.76%
Net investment income (loss)	1.03%	.79%	.06%	.42%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$30,786	$32,289	$55,262	$61,950	$67,955
Portfolio turnover rate I	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 60%

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$15.98	$13.65	$12.75	$12.98
Income from Investment Operations
Net investment income (loss) A,B	.29	.28	.18	.19	.21
Net realized and unrealized gain (loss)	1.14	(3.10)	2.43	1.25	.06
Total from investment operations	1.43	(2.82)	2.61	1.44	.27
Distributions from net investment income	(.29)	(.22)	(.16)	(.21)	(.18)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.58) C	(.41)	(.28)	(.54)	(.50)
Net asset value, end of period	$13.60	$12.75	$15.98	$13.65	$12.75
Total Return D	11.38%	(18.20)%	19.28%	11.50%	2.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.67%	.67%	.69%	.70%
Expenses net of fee waivers, if any	.68%	.67%	.67%	.68%	.69%
Expenses net of all reductions	.68%	.67%	.67%	.68%	.69%
Net investment income (loss)	2.10%	1.87%	1.15%	1.51%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,043,414	$1,935,217	$2,427,382	$2,950,010	$2,727,092
Portfolio turnover rate G	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 60% Class I

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$15.99	$13.66	$12.76	$12.99
Income from Investment Operations
Net investment income (loss) A,B	.28	.27	.17	.19	.21
Net realized and unrealized gain (loss)	1.15	(3.10)	2.43	1.24	.05
Total from investment operations	1.43	(2.83)	2.60	1.43	.26
Distributions from net investment income	(.29)	(.22)	(.15)	(.20)	(.17)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.57)	(.41)	(.27)	(.53)	(.49)
Net asset value, end of period	$13.61	$12.75	$15.99	$13.66	$12.76
Total Return C	11.39%	(18.27)%	19.20%	11.44%	2.56%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.74%	.74%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.74%	.73%	.74%	.73%	.73%
Expenses net of all reductions	.74%	.73%	.74%	.73%	.73%
Net investment income (loss)	2.04%	1.81%	1.09%	1.46%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$101,803	$95,499	$115,782	$51,429	$55,379
Portfolio turnover rate F	21%	23%	19%	29%	39%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 60% Class Z

Years ended September 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$15.98	$13.65	$12.76	$12.97
Income from Investment Operations
Net investment income (loss) B,C	.30	.29	.19	.20	.22
Net realized and unrealized gain (loss)	1.15	(3.10)	2.43	1.24	.08
Total from investment operations	1.45	(2.81)	2.62	1.44	.30
Distributions from net investment income	(.31)	(.24)	(.17)	(.22)	(.19)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.59)	(.43)	(.29)	(.55)	(.51)
Net asset value, end of period	$13.60	$12.74	$15.98	$13.65	$12.76
Total Return D,E	11.56%	(18.17)%	19.35%	11.50%	2.86%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61%	.60%	.61%	.62%	.63% H
Expenses net of fee waivers, if any	.60%	.60%	.61%	.62%	.63% H
Expenses net of all reductions	.60%	.60%	.61%	.62%	.63% H
Net investment income (loss)	2.18%	1.94%	1.22%	1.57%	1.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,340,852	$1,240,298	$1,412,486	$22,117	$19,124
Portfolio turnover rate I	21%	23%	19%	29%	39%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 70%
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	3.0
Apple, Inc.	2.4
Alphabet, Inc. Class A	1.7
Amazon.com, Inc.	1.5
iShares MSCI USA Minimum Volatility ETF	1.3
Exxon Mobil Corp.	1.0
NVIDIA Corp.	0.8
JPMorgan Chase & Co.	0.8
Meta Platforms, Inc. Class A	0.8
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
14.0

Market Sectors (% of Fund's net assets)

Financials	16.3
Information Technology	14.9
Health Care	8.6
Industrials	8.6
Consumer Discretionary	8.5
Communication Services	5.8
Consumer Staples	4.8
Energy	4.4
Materials	3.1
Real Estate	2.4
Utilities	1.0

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.5%.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 30.9% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 72.3%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	312,409	29,491,374
Fidelity Emerging Markets Equity Central Fund (a)	2,750,965	516,658,666
Fidelity Hedged Equity Central Fund (a)	750,545	77,861,533
Fidelity International Equity Central Fund (a)	12,518,676	1,106,901,331
Fidelity Real Estate Equity Central Fund (a)	214,154	23,993,826
Fidelity U.S. Equity Central Fund (a)	22,278,371	2,590,751,814
TOTAL EQUITY CENTRAL FUNDS (Cost $2,471,475,553)		4,345,658,544

Fixed-Income Central Funds - 24.0%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.4%
Fidelity Emerging Markets Debt Central Fund (a)	1,858,389	13,640,575
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	537,516	47,575,499
Fidelity Floating Rate Central Fund (a)	505,866	49,584,956
Fidelity High Income Central Fund (a)	309,634	31,316,361
TOTAL HIGH YIELD FIXED-INCOME FUNDS		142,117,391
Investment Grade Fixed-Income Funds - 21.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,050,982	92,486,409
Fidelity International Credit Central Fund (a)	410,851	31,261,654
Fidelity Investment Grade Bond Central Fund (a)	12,572,881	1,176,947,370
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,300,695,433
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,574,877,130)		1,442,812,824

Money Market Central Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	86,757,732	86,775,084
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	40,340,866	40,344,900
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $127,119,983)		127,119,984

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.39% 10/26/23 to 12/21/23 (e) (Cost $19,019,364)	19,200,000	19,022,030

Investment Companies - 2.0%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	445,815	39,539,332
iShares MSCI USA Minimum Volatility ETF	1,076,821	77,940,303
TOTAL INVESTMENT COMPANIES (Cost $122,008,357)		117,479,635

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,314,500,387)	6,052,093,017
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(40,431,845)
NET ASSETS - 100.0%	6,011,661,172

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1,048	Dec 2023	106,974,600	(3,659,438)	(3,659,438)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,320	Dec 2023	285,483,000	7,446,604	7,446,604
ICE MSCI Emerging Markets Index Contracts (United States)	1,246	Dec 2023	59,527,650	1,982,146	1,982,146

TOTAL SOLD					9,428,750

TOTAL FUTURES CONTRACTS					5,769,312
The notional amount of futures purchased as a percentage of Net Assets is 1.8%
The notional amount of futures sold as a percentage of Net Assets is 5.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,861,829.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	31,878,883	579,450,935	524,554,734	1,944,004	-	-	86,775,084	0.2%
Fidelity Commodity Strategy Central Fund	140,326,756	4,874,607	108,833,382	2,828,295	(19,594,689)	12,718,082	29,491,374	13.0%
Fidelity Emerging Markets Debt Central Fund	28,301,729	2,385,009	18,376,814	1,350,830	(4,461,696)	5,792,347	13,640,575	0.7%
Fidelity Emerging Markets Debt Local Currency Central Fund	14,887,808	30,337,378	93	40,651	45,648	2,304,758	47,575,499	17.3%
Fidelity Emerging Markets Equity Central Fund	418,358,762	102,304,402	51,909,566	16,237,716	(10,293,411)	58,198,479	516,658,666	24.0%
Fidelity Floating Rate Central Fund	155,147,748	11,765,619	122,129,661	9,510,338	(4,173,213)	8,974,463	49,584,956	3.4%
Fidelity Hedged Equity Central Fund	-	78,071,850	-	9,782	-	(210,317)	77,861,533	18.1%
Fidelity High Income Central Fund	47,825,594	4,213,408	22,482,227	3,378,336	904,477	855,109	31,316,361	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	121,276,414	15,758,528	33,976,469	13,558,250	(4,065,368)	(6,506,696)	92,486,409	21.8%
Fidelity International Credit Central Fund	72,088,262	4,942,150	42,766,125	3,930,781	(13,060,474)	10,057,841	31,261,654	15.8%
Fidelity International Equity Central Fund	787,786,717	212,494,476	79,653,237	24,278,161	(3,310,988)	189,584,363	1,106,901,331	23.6%
Fidelity Investment Grade Bond Central Fund	920,418,876	380,130,521	90,808,798	42,608,846	(1,292,497)	(31,500,732)	1,176,947,370	3.2%
Fidelity Real Estate Equity Central Fund	38,168,175	1,678,978	17,383,197	965,180	146,239	1,383,631	23,993,826	2.6%
Fidelity Securities Lending Cash Central Fund 5.39%	63,992,200	1,616,493,134	1,640,140,434	18,719	-	-	40,344,900	0.1%
Fidelity U.S. Equity Central Fund	2,468,179,513	116,869,902	419,522,713	70,686,752	25,674,793	399,550,319	2,590,751,814	16.5%
Total	5,308,637,437	3,161,770,897	3,172,537,450	191,346,641	(33,481,179)	651,201,647	5,915,591,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	4,345,658,544	4,345,658,544	-	-

Fixed-Income Central Funds	1,442,812,824	1,442,812,824	-	-

Money Market Central Funds	127,119,984	127,119,984	-	-

U.S Treasury Obligations	19,022,030	-	19,022,030	-

Investment Companies	117,479,635	117,479,635	-	-
Total Investments in Securities:	6,052,093,017	6,033,070,987	19,022,030	-
Derivative Instruments: Assets
Futures Contracts	9,428,750	9,428,750	-	-
Total Assets	9,428,750	9,428,750	-	-
Liabilities
Futures Contracts	(3,659,438)	(3,659,438)	-	-
Total Liabilities	(3,659,438)	(3,659,438)	-	-
Total Derivative Instruments:	5,769,312	5,769,312	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,428,750	(3,659,438)
Total Equity Risk	9,428,750	(3,659,438)
Total Value of Derivatives	9,428,750	(3,659,438)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 70%
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including securities loaned of $39,538,002) - See accompanying schedule:
Unaffiliated issuers (cost $141,027,721)	$136,501,665
Fidelity Central Funds (cost $4,173,472,666)	5,915,591,352

Total Investment in Securities (cost $4,314,500,387)		$6,052,093,017
Receivable for investments sold		3,707,616
Receivable for fund shares sold		1,290,751
Dividends receivable		416,764
Distributions receivable from Fidelity Central Funds		154,641
Receivable for daily variation margin on futures contracts		419,960
Prepaid expenses		8,554
Other receivables		4,405
Total assets		6,058,095,708
Liabilities
Payable for investments purchased	$168,944
Payable for fund shares redeemed	2,441,983
Accrued management fee	2,682,997
Distribution and service plan fees payable	98,861
Other affiliated payables	623,420
Other payables and accrued expenses	73,431
Collateral on securities loaned	40,344,900
Total Liabilities		46,434,536
Net Assets		$6,011,661,172
Net Assets consist of:
Paid in capital		$4,735,678,353
Total accumulated earnings (loss)		1,275,982,819
Net Assets		$6,011,661,172

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($204,081,867 ÷ 8,591,751 shares)(a)		$23.75
Maximum offering price per share (100/94.25 of $23.75)		$25.20
Class M :
Net Asset Value and redemption price per share ($66,988,166 ÷ 2,822,647 shares)(a)		$23.73
Maximum offering price per share (100/96.50 of $23.73)		$24.59
Class C :
Net Asset Value and offering price per share ($31,474,107 ÷ 1,333,596 shares)(a)		$23.60
Asset Manager 70% :
Net Asset Value, offering price and redemption price per share ($3,733,444,716 ÷ 156,560,754 shares)		$23.85
Class I :
Net Asset Value, offering price and redemption price per share ($46,254,264 ÷ 1,938,534 shares)		$23.86
Class Z :
Net Asset Value, offering price and redemption price per share ($1,929,418,052 ÷ 81,011,876 shares)		$23.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends		$3,935,674
Interest		928,002
Income from Fidelity Central Funds (including $18,719 from security lending)		151,830,155
Total Income		156,693,831
Expenses
Management fee	$32,012,554
Transfer agent fees	6,030,647
Distribution and service plan fees	1,166,519
Accounting fees	1,341,369
Custodian fees and expenses	32,917
Independent trustees' fees and expenses	22,235
Registration fees	108,124
Audit	47,631
Legal	12,566
Miscellaneous	62,678
Total expenses before reductions	40,837,240
Expense reductions	(306,021)
Total expenses after reductions		40,531,219
Net Investment income (loss)		116,162,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(62,903,007)
Fidelity Central Funds	(33,481,179)
Futures contracts	(11,401,889)
Capital gain distributions from Fidelity Central Funds	39,516,486
Total net realized gain (loss)		(68,269,589)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	49,495,132
Fidelity Central Funds	651,201,647
Futures contracts	(5,772,221)
Total change in net unrealized appreciation (depreciation)		694,924,558
Net gain (loss)		626,654,969
Net increase (decrease) in net assets resulting from operations		$742,817,581
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,162,612	$118,820,892
Net realized gain (loss)	(68,269,589)	351,046,181
Change in net unrealized appreciation (depreciation)	694,924,558	(1,801,796,030)
Net increase (decrease) in net assets resulting from operations	742,817,581	(1,331,928,957)
Distributions to shareholders	(369,551,550)	(197,081,541)

Share transactions - net increase (decrease)	106,335,076	166,143,423
Total increase (decrease) in net assets	479,601,107	(1,362,867,075)

Net Assets
Beginning of period	5,532,060,065	6,894,927,140
End of period	$6,011,661,172	$5,532,060,065

Financial Highlights
Fidelity Advisor Asset Manager® 70% Class A

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.33	$28.33	$23.67	$22.21	$23.27
Income from Investment Operations
Net investment income (loss) A,B	.39	.40	.21	.25	.27
Net realized and unrealized gain (loss)	2.47	(5.69)	4.95	2.32	(.17)
Total from investment operations	2.86	(5.29)	5.16	2.57	.10
Distributions from net investment income	(.42)	(.31)	(.18)	(.28)	(.25)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(1.44)	(.71)	(.50)	(1.11)	(1.16)
Net asset value, end of period	$23.75	$22.33	$28.33	$23.67	$22.21
Total Return C,D	13.13%	(19.23)%	21.99%	11.81%	1.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.96%	.96%	.99%	1.00%
Expenses net of fee waivers, if any	.96%	.96%	.96%	.98%	1.00%
Expenses net of all reductions	.96%	.96%	.96%	.98%	1.00%
Net investment income (loss)	1.61%	1.50%	.76%	1.11%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$204,082	$179,830	$219,595	$179,404	$166,280
Portfolio turnover rate G	19%	23%	20%	27%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class M

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.30	$28.30	$23.65	$22.19	$23.24
Income from Investment Operations
Net investment income (loss) A,B	.33	.33	.14	.19	.22
Net realized and unrealized gain (loss)	2.47	(5.69)	4.96	2.33	(.17)
Total from investment operations	2.80	(5.36)	5.10	2.52	.05
Distributions from net investment income	(.35)	(.24)	(.13)	(.23)	(.19)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(1.37)	(.64)	(.45)	(1.06)	(1.10)
Net asset value, end of period	$23.73	$22.30	$28.30	$23.65	$22.19
Total Return C,D	12.86%	(19.45)%	21.71%	11.56%	.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.21%	1.21%	1.21%	1.23%	1.24%
Expenses net of fee waivers, if any	1.21%	1.20%	1.21%	1.23%	1.24%
Expenses net of all reductions	1.21%	1.20%	1.21%	1.23%	1.24%
Net investment income (loss)	1.37%	1.25%	.51%	.87%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$66,988	$62,915	$80,784	$69,250	$63,064
Portfolio turnover rate G	19%	23%	20%	27%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class C

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.18	$28.12	$23.50	$22.03	$23.06
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	- C	.08	.11
Net realized and unrealized gain (loss)	2.46	(5.66)	4.94	2.30	(.15)
Total from investment operations	2.66	(5.47)	4.94	2.38	(.04)
Distributions from net investment income	(.22)	(.07)	-	(.08)	(.07)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(1.24)	(.47)	(.32)	(.91)	(.99) D
Net asset value, end of period	$23.60	$22.18	$28.12	$23.50	$22.03
Total Return E,F	12.25%	(19.84)%	21.12%	10.98%	.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of fee waivers, if any	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of all reductions	1.72%	1.72%	1.72%	1.74%	1.75%
Net investment income (loss)	.85%	.74%	-% I	.36%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$31,474	$29,116	$44,170	$40,240	$42,547
Portfolio turnover rate J	19%	23%	20%	27%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 70%

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.42	$28.43	$23.74	$22.27	$23.33
Income from Investment Operations
Net investment income (loss) A,B	.46	.48	.29	.32	.34
Net realized and unrealized gain (loss)	2.48	(5.70)	4.97	2.33	(.17)
Total from investment operations	2.94	(5.22)	5.26	2.65	.17
Distributions from net investment income	(.48)	(.39)	(.26)	(.35)	(.31)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(1.51) C	(.79)	(.57) C	(1.18)	(1.23) C
Net asset value, end of period	$23.85	$22.42	$28.43	$23.74	$22.27
Total Return D	13.46%	(18.98)%	22.39%	12.14%	1.51%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.67%	.67%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.67%	.66%	.66%	.68%	.69%
Expenses net of all reductions	.67%	.66%	.66%	.68%	.69%
Net investment income (loss)	1.90%	1.79%	1.06%	1.42%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$3,733,445	$3,518,486	$4,523,497	$5,203,794	$4,893,270
Portfolio turnover rate G	19%	23%	20%	27%	41%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class I

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.43	$28.46	$23.75	$22.27	$23.33
Income from Investment Operations
Net investment income (loss) A,B	.45	.47	.28	.31	.33
Net realized and unrealized gain (loss)	2.48	(5.71)	4.98	2.34	(.17)
Total from investment operations	2.93	(5.24)	5.26	2.65	.16
Distributions from net investment income	(.48)	(.39)	(.24)	(.34)	(.30)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(1.50)	(.79)	(.55) C	(1.17)	(1.22) C
Net asset value, end of period	$23.86	$22.43	$28.46	$23.75	$22.27
Total Return D	13.43%	(19.03)%	22.37%	12.14%	1.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.69%	.69%	.71%	.72%
Expenses net of fee waivers, if any	.69%	.69%	.69%	.71%	.72%
Expenses net of all reductions	.69%	.69%	.69%	.71%	.72%
Net investment income (loss)	1.88%	1.76%	1.03%	1.39%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$46,254	$43,240	$54,440	$38,396	$68,475
Portfolio turnover rate G	19%	23%	20%	27%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class Z

Years ended September 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$22.39	$28.41	$23.72	$22.26	$23.29
Income from Investment Operations
Net investment income (loss) B,C	.48	.49	.32	.33	.35
Net realized and unrealized gain (loss)	2.48	(5.68)	4.96	2.33	(.13)
Total from investment operations	2.96	(5.19)	5.28	2.66	.22
Distributions from net investment income	(.50)	(.42)	(.27)	(.37)	(.34)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(1.53) D	(.83) D	(.59)	(1.20)	(1.25)
Net asset value, end of period	$23.82	$22.39	$28.41	$23.72	$22.26
Total Return E,F	13.58%	(18.94)%	22.48%	12.21%	1.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59%	.59%	.59%	.61%	.62% I
Expenses net of fee waivers, if any	.59%	.59%	.59%	.60%	.61% I
Expenses net of all reductions	.59%	.59%	.59%	.60%	.61% I
Net investment income (loss)	1.98%	1.86%	1.13%	1.49%	1.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,929,418	$1,698,474	$1,972,441	$28,723	$24,876
Portfolio turnover rate J	19%	23%	20%	27%	41%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 85%
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	3.3
Apple, Inc.	2.7
Alphabet, Inc. Class A	1.9
Amazon.com, Inc.	1.7
iShares MSCI USA Minimum Volatility ETF	1.3
Exxon Mobil Corp.	1.1
NVIDIA Corp.	0.9
JPMorgan Chase & Co.	0.9
Meta Platforms, Inc. Class A	0.9
Taiwan Semiconductor Manufacturing Co. Ltd.	0.9
15.6

Market Sectors (% of Fund's net assets)

Information Technology	16.9
Financials	16.6
Health Care	9.9
Industrials	9.7
Consumer Discretionary	9.4
Communication Services	6.0
Consumer Staples	5.5
Energy	4.6
Materials	3.6
Real Estate	2.3
Utilities	1.3

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Class - (0.1)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.8%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 34.5% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 83.6%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	283,999	26,809,484
Fidelity Emerging Markets Equity Central Fund (a)	1,874,898	352,124,631
Fidelity Hedged Equity Central Fund (a)	426,580	44,253,429
Fidelity International Equity Central Fund (a)	8,726,844	771,627,509
Fidelity Real Estate Equity Central Fund (a)	145,330	16,282,735
Fidelity U.S. Equity Central Fund (a)	14,465,244	1,682,163,181
TOTAL EQUITY CENTRAL FUNDS (Cost $1,897,722,517)		2,893,260,969

Fixed-Income Central Funds - 13.1%
	Shares	Value ($)
High Yield Fixed-Income Funds - 1.6%
Fidelity Emerging Markets Debt Central Fund (a)	1,129,923	8,293,636
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	408,791	36,182,100
Fidelity Floating Rate Central Fund (a)	93,466	9,161,547
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,637,283
Investment Grade Fixed-Income Funds - 11.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	607,518	53,461,590
Fidelity International Credit Central Fund (a)	232,185	17,666,979
Fidelity Investment Grade Bond Central Fund (a)	3,489,723	326,672,938
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		397,801,507
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $482,793,130)		451,438,790

Money Market Central Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	38,167,670	38,175,304
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	26,126,728	26,129,341
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $64,304,645)		64,304,645

U.S. Treasury Obligations - 0.2%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% to 5.39% 10/26/23 to 12/21/23 (e) (Cost $7,416,598)	7,490,000	7,417,581

Investment Companies - 2.0%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	288,809	25,614,470
iShares MSCI USA Minimum Volatility ETF	612,024	44,298,297
TOTAL INVESTMENT COMPANIES (Cost $73,359,547)		69,912,767

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,525,596,437)	3,486,334,752
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(26,629,148)
NET ASSETS - 100.0%	3,459,705,604

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	790	Dec 2023	80,639,250	(2,758,546)	(2,758,546)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	194	Dec 2023	41,957,350	1,672,013	1,672,013
ICE MSCI Emerging Markets Index Contracts (United States)	624	Dec 2023	29,811,600	992,664	992,664

TOTAL SOLD					2,664,677

TOTAL FUTURES CONTRACTS					(93,869)
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,252,503.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,400,862	266,236,545	241,462,103	559,347	-	-	38,175,304	0.1%
Fidelity Commodity Strategy Central Fund	78,940,714	4,377,092	52,834,611	2,049,232	(8,627,449)	4,953,738	26,809,484	11.8%
Fidelity Emerging Markets Debt Central Fund	12,999,589	2,413,697	7,640,619	661,113	(1,234,190)	1,755,159	8,293,636	0.4%
Fidelity Emerging Markets Debt Local Currency Central Fund	8,467,097	26,172,671	33	23,020	23,123	1,519,242	36,182,100	13.2%
Fidelity Emerging Markets Equity Central Fund	292,726,440	87,926,502	60,174,535	11,057,604	(16,303,411)	47,949,635	352,124,631	16.3%
Fidelity Floating Rate Central Fund	26,789,150	2,205,399	20,669,292	1,432,443	(814,510)	1,650,800	9,161,547	0.6%
Fidelity Hedged Equity Central Fund	-	44,376,348	-	5,524	-	(122,919)	44,253,429	10.3%
Fidelity High Income Central Fund	-	28	4,821	45	4,793	-	-	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	63,761,519	16,756,353	21,594,184	7,066,562	(2,218,142)	(3,243,956)	53,461,590	12.6%
Fidelity International Credit Central Fund	42,225,958	3,430,555	26,336,599	2,155,281	(7,756,457)	6,103,522	17,666,979	8.9%
Fidelity International Equity Central Fund	580,772,173	126,335,372	66,758,927	16,788,227	(4,712,317)	135,991,208	771,627,509	16.4%
Fidelity Investment Grade Bond Central Fund	146,696,239	253,906,381	66,053,325	8,167,577	(4,602,646)	(3,273,711)	326,672,938	0.9%
Fidelity Real Estate Equity Central Fund	28,721,218	1,847,954	15,611,182	689,751	57,085	1,267,660	16,282,735	1.8%
Fidelity Securities Lending Cash Central Fund 5.39%	16,469,750	1,608,179,009	1,598,519,418	24,747	-	-	26,129,341	0.1%
Fidelity U.S. Equity Central Fund	1,623,482,375	159,382,389	385,685,425	48,067,591	23,143,500	261,840,342	1,682,163,181	10.7%
Total	2,935,453,084	2,603,546,295	2,563,345,074	98,748,064	(23,040,621)	456,390,720	3,409,004,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	2,893,260,969	2,893,260,969	-	-

Fixed-Income Central Funds	451,438,790	451,438,790	-	-

Money Market Central Funds	64,304,645	64,304,645	-	-

U.S Treasury Obligations	7,417,581	-	7,417,581	-

Investment Companies	69,912,767	69,912,767	-	-
Total Investments in Securities:	3,486,334,752	3,478,917,171	7,417,581	-
Derivative Instruments: Assets
Futures Contracts	2,664,677	2,664,677	-	-
Total Assets	2,664,677	2,664,677	-	-
Liabilities
Futures Contracts	(2,758,546)	(2,758,546)	-	-
Total Liabilities	(2,758,546)	(2,758,546)	-	-
Total Derivative Instruments:	(93,869)	(93,869)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,664,677	(2,758,546)
Total Equity Risk	2,664,677	(2,758,546)
Total Value of Derivatives	2,664,677	(2,758,546)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 85%
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including securities loaned of $25,606,754) - See accompanying schedule:
Unaffiliated issuers (cost $80,776,145)	$77,330,348
Fidelity Central Funds (cost $2,444,820,292)	3,409,004,404

Total Investment in Securities (cost $2,525,596,437)		$3,486,334,752
Receivable for investments sold		3,098,048
Receivable for fund shares sold		1,666,877
Dividends receivable		236,873
Distributions receivable from Fidelity Central Funds		33,533
Prepaid expenses		4,851
Total assets		3,491,374,934
Liabilities
Payable for investments purchased	$33,141
Payable for fund shares redeemed	3,231,606
Accrued management fee	1,549,180
Distribution and service plan fees payable	96,145
Payable for daily variation margin on futures contracts	164,050
Other affiliated payables	401,716
Other payables and accrued expenses	64,151
Collateral on securities loaned	26,129,341
Total Liabilities		31,669,330
Net Assets		$3,459,705,604
Net Assets consist of:
Paid in capital		$2,732,964,918
Total accumulated earnings (loss)		726,740,686
Net Assets		$3,459,705,604

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($202,553,604 ÷ 9,255,086 shares)(a)		$21.89
Maximum offering price per share (100/94.25 of $21.89)		$23.23
Class M :
Net Asset Value and redemption price per share ($46,122,583 ÷ 2,125,430 shares)(a)		$21.70
Maximum offering price per share (100/96.50 of $21.70)		$22.49
Class C :
Net Asset Value and offering price per share ($39,038,183 ÷ 1,823,944 shares)(a)		$21.40
Asset Manager 85% :
Net Asset Value, offering price and redemption price per share ($1,892,890,171 ÷ 85,331,378 shares)		$22.18
Class I :
Net Asset Value, offering price and redemption price per share ($58,137,312 ÷ 2,629,541 shares)		$22.11
Class Z :
Net Asset Value, offering price and redemption price per share ($1,220,963,751 ÷ 55,338,735 shares)		$22.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends		$2,614,964
Interest		499,289
Income from Fidelity Central Funds (including $24,747 from security lending)		72,460,577
Total Income		75,574,830
Expenses
Management fee	$18,124,254
Transfer agent fees	3,706,071
Distribution and service plan fees	1,116,157
Accounting fees	879,326
Custodian fees and expenses	27,561
Independent trustees' fees and expenses	12,547
Registration fees	114,489
Audit	47,484
Legal	7,081
Interest	1,696
Miscellaneous	47,671
Total expenses before reductions	24,084,337
Expense reductions	(171,281)
Total expenses after reductions		23,913,056
Net Investment income (loss)		51,661,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(41,778,208)
Fidelity Central Funds	(23,040,621)
Futures contracts	(7,200,627)
Capital gain distributions from Fidelity Central Funds	26,287,487
Total net realized gain (loss)		(45,731,969)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	32,622,093
Fidelity Central Funds	456,390,719
Futures contracts	(1,019,052)
Total change in net unrealized appreciation (depreciation)		487,993,760
Net gain (loss)		442,261,791
Net increase (decrease) in net assets resulting from operations		$493,923,565
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,661,774	$57,022,306
Net realized gain (loss)	(45,731,969)	172,237,074
Change in net unrealized appreciation (depreciation)	487,993,760	(1,059,883,711)
Net increase (decrease) in net assets resulting from operations	493,923,565	(830,624,331)
Distributions to shareholders	(159,424,192)	(128,057,101)

Share transactions - net increase (decrease)	39,116,407	242,638,642
Total increase (decrease) in net assets	373,615,780	(716,042,790)

Net Assets
Beginning of period	3,086,089,824	3,802,132,614
End of period	$3,459,705,604	$3,086,089,824

Financial Highlights
Fidelity Advisor Asset Manager® 85% Class A

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.79	$25.79	$20.73	$19.30	$20.36
Income from Investment Operations
Net investment income (loss) A,B	.27	.30	.16	.19	.20
Net realized and unrealized gain (loss)	2.82	(5.52)	5.31	2.29	(.37)
Total from investment operations	3.09	(5.22)	5.47	2.48	(.17)
Distributions from net investment income	(.32)	(.24)	(.13)	(.22)	(.17)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(.99)	(.78)	(.41)	(1.05) C	(.89)
Net asset value, end of period	$21.89	$19.79	$25.79	$20.73	$19.30
Total Return D,E	15.95%	(21.00)%	26.59%	13.11%	(.11)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98%	.97%	.98%	1.00%	1.01%
Expenses net of fee waivers, if any	.97%	.97%	.98%	.99%	1.01%
Expenses net of all reductions	.97%	.97%	.98%	.99%	1.01%
Net investment income (loss)	1.22%	1.24%	.64%	.97%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$202,554	$165,075	$191,715	$143,117	$125,168
Portfolio turnover rate H	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class M

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.62	$25.58	$20.57	$19.17	$20.22
Income from Investment Operations
Net investment income (loss) A,B	.21	.24	.09	.14	.15
Net realized and unrealized gain (loss)	2.80	(5.48)	5.28	2.27	(.36)
Total from investment operations	3.01	(5.24)	5.37	2.41	(.21)
Distributions from net investment income	(.26)	(.18)	(.08)	(.18)	(.13)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(.93)	(.72)	(.36)	(1.01) C	(.84) C
Net asset value, end of period	$21.70	$19.62	$25.58	$20.57	$19.17
Total Return D,E	15.62%	(21.21)%	26.30%	12.81%	(.35)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23%	1.22%	1.23%	1.25%	1.27%
Expenses net of fee waivers, if any	1.22%	1.22%	1.23%	1.25%	1.27%
Expenses net of all reductions	1.22%	1.22%	1.23%	1.25%	1.27%
Net investment income (loss)	.97%	1.00%	.39%	.72%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$46,123	$42,034	$54,864	$40,604	$33,611
Portfolio turnover rate H	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class C

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.36	$25.24	$20.31	$18.92	$19.95
Income from Investment Operations
Net investment income (loss) A,B	.10	.11	(.03)	.04	.06
Net realized and unrealized gain (loss)	2.76	(5.42)	5.21	2.24	(.35)
Total from investment operations	2.86	(5.31)	5.18	2.28	(.29)
Distributions from net investment income	(.15)	(.03)	-	(.06)	(.02)
Distributions from net realized gain	(.67)	(.54)	(.25)	(.84)	(.72)
Total distributions	(.82)	(.57)	(.25)	(.89) C	(.74)
Net asset value, end of period	$21.40	$19.36	$25.24	$20.31	$18.92
Total Return D,E	15.00%	(21.61)%	25.65%	12.25%	(.88)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.74%	1.74%	1.74%	1.76%	1.77%
Expenses net of fee waivers, if any	1.74%	1.73%	1.74%	1.76%	1.77%
Expenses net of all reductions	1.74%	1.73%	1.74%	1.76%	1.77%
Net investment income (loss)	.46%	.48%	(.13)%	.21%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$39,038	$36,141	$49,896	$44,510	$40,909
Portfolio turnover rate H	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 85%

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.05	$26.10	$20.96	$19.50	$20.56
Income from Investment Operations
Net investment income (loss) A,B	.33	.37	.23	.25	.26
Net realized and unrealized gain (loss)	2.85	(5.58)	5.38	2.32	(.38)
Total from investment operations	3.18	(5.21)	5.61	2.57	(.12)
Distributions from net investment income	(.38)	(.30)	(.19)	(.27)	(.23)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(1.05)	(.84)	(.47)	(1.11)	(.94) C
Net asset value, end of period	$22.18	$20.05	$26.10	$20.96	$19.50
Total Return D	16.21%	(20.76)%	27.00%	13.44%	.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.69%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.69%	.68%	.68%	.69%	.71%
Expenses net of all reductions	.69%	.68%	.68%	.69%	.71%
Net investment income (loss)	1.50%	1.53%	.94%	1.28%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,892,890	$1,697,192	$2,185,948	$2,520,790	$2,278,919
Portfolio turnover rate G	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class I

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.99	$26.03	$20.91	$19.45	$20.50
Income from Investment Operations
Net investment income (loss) A,B	.33	.36	.22	.24	.25
Net realized and unrealized gain (loss)	2.84	(5.56)	5.36	2.32	(.37)
Total from investment operations	3.17	(5.20)	5.58	2.56	(.12)
Distributions from net investment income	(.38)	(.30)	(.18)	(.26)	(.21)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(1.05)	(.84)	(.46)	(1.10)	(.93)
Net asset value, end of period	$22.11	$19.99	$26.03	$20.91	$19.45
Total Return C	16.19%	(20.78)%	26.93%	13.40%	.15%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.72%	.71%	.71%	.73%	.74%
Expenses net of fee waivers, if any	.71%	.71%	.71%	.72%	.74%
Expenses net of all reductions	.71%	.71%	.71%	.72%	.74%
Net investment income (loss)	1.48%	1.50%	.90%	1.25%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$58,137	$51,528	$60,989	$31,606	$39,115
Portfolio turnover rate F	24%	27%	18%	41%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class Z

Years ended September 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$19.95	$25.99	$20.87	$19.43	$20.45
Income from Investment Operations
Net investment income (loss) B,C	.35	.39	.26	.26	.27
Net realized and unrealized gain (loss)	2.83	(5.55)	5.34	2.31	(.32)
Total from investment operations	3.18	(5.16)	5.60	2.57	(.05)
Distributions from net investment income	(.40)	(.34)	(.21)	(.30)	(.25)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(1.07)	(.88)	(.48) D	(1.13) D	(.97)
Net asset value, end of period	$22.06	$19.95	$25.99	$20.87	$19.43
Total Return E,F	16.31%	(20.71)%	27.11%	13.50%	.54%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60%	.60%	.60%	.61%	.62% I
Expenses net of fee waivers, if any	.60%	.59%	.60%	.61%	.62% I
Expenses net of all reductions	.60%	.59%	.60%	.61%	.62% I
Net investment income (loss)	1.60%	1.62%	1.01%	1.36%	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,220,964	$1,094,119	$1,258,721	$24,683	$23,286
Portfolio turnover rate J	24%	27%	18%	41%	47%

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Loans & Direct Debt Instruments	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.03%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Loans & Direct Debt Instruments	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Options	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Futures Restricted Securities	.01%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2023, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	162,874
Fidelity Asset Manager 70%	4,405

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$5,257,781,557	$406,072,800	$ (418,335,348)	$ (12,262,548)
Fidelity Asset Manager 30%	1,988,566,575	187,085,205	(174,697,177)	12,388,028
Fidelity Asset Manager 40%	1,993,495,077	272,106,642	(157,722,170)	114,384,472
Fidelity Asset Manager 50%	7,901,839,955	1,715,533,031	(578,840,542)	1,136,692,489
Fidelity Asset Manager 60%	3,307,019,177	646,193,720	(218,249,129)	427,944,591
Fidelity Asset Manager 70%	4,831,970,818	1,457,601,027	(237,478,828)	1,220,122,199
Fidelity Asset Manager 85%	2,742,044,925	844,056,829	(99,767,002)	744,289,827

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$22,890,783	$ (169,141,242)	$ (12,262,548)
Fidelity Asset Manager 30%	8,668,912	(75,140,787)	12,388,028
Fidelity Asset Manager 40%	14,434,019	(62,527,085)	114,384,472
Fidelity Asset Manager 50%	52,889,556	(52,999,817)	1,136,692,489
Fidelity Asset Manager 60%	49,211,007	(41,937,520)	427,941,994
Fidelity Asset Manager 70%	70,850,438	-	1,220,122,199
Fidelity Asset Manager 85%	29,369,402	(46,918,543)	744,289,827

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Asset Manager 20%	$ (75,348,017)	$ (93,793,225)	$ (169,141,242)
Fidelity Asset Manager 30%	(26,816,217)	(48,324,570)	(75,140,787)
Fidelity Asset Manager 40%	(38,616,887)	(23,910,198)	(62,527,085)
Fidelity Asset Manager 50%	(52,999,817)	-	(52,999,817)
Fidelity Asset Manager 60%	(22,795,001)	(19,142,519)	(41,937,520)
Fidelity Asset Manager 85%	(32,741,746)	(14,176,797)	(46,918,543)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to September 30, 2023. Loss deferrals were as follows:
Capital losses

Fidelity Asset Manager 70%	(14,989,821)

The tax character of distributions paid was as follows:

September 30, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$187,362,931	$111,207,260	$298,570,191
Fidelity Asset Manager 30%	67,537,920	50,850,855	118,388,775
Fidelity Asset Manager 40%	62,665,528	68,806,357	131,471,885
Fidelity Asset Manager 50%	248,903,495	390,769,179	639,672,674
Fidelity Asset Manager 60%	79,634,831	76,559,849	156,194,680
Fidelity Asset Manager 70%	119,011,572	250,539,978	369,551,550
Fidelity Asset Manager 85%	58,047,423	101,376,769	159,424,192

September 30, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$122,000,836	$ -	$122,000,836
Fidelity Asset Manager 30%	58,123,685	-	58,123,685
Fidelity Asset Manager 40%	53,291,395	9,814,535	63,105,930
Fidelity Asset Manager 50%	246,217,527	99,615,467	345,832,994
Fidelity Asset Manager 60%	89,380,774	24,778,028	114,158,802
Fidelity Asset Manager 70%	162,606,338	34,475,203	197,081,541
Fidelity Asset Manager 85%	93,631,050	34,426,051	128,057,101

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	(33,362,589)	(23,221,810)
Total Equity Risk	(33,362,589)	(23,221,810)
Interest Rate Risk
Futures Contracts	(1,940,447)	94,879
Total Interest Rate Risk	(1,940,447)	94,879
Totals	(35,303,036)	(23,126,931)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	(10,907,161)	(11,432,738)
Total Equity Risk	(10,907,161)	(11,432,738)
Interest Rate Risk
Futures Contracts	(769,009)	37,917
Total Interest Rate Risk	(769,009)	37,917
Totals	(11,676,170)	(11,394,821)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	(11,112,073)	(10,482,850)
Total Equity Risk	(11,112,073)	(10,482,850)
Interest Rate Risk
Futures Contracts	(775,480)	37,540
Total Interest Rate Risk	(775,480)	37,540
Totals	(11,887,553)	(10,445,310)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	(42,799,969)	(45,039,763)
Total Equity Risk	(42,799,969)	(45,039,763)
Interest Rate Risk
Futures Contracts	(3,268,491)	157,401
Total Interest Rate Risk	(3,268,491)	157,401
Totals	(46,068,460)	(44,882,362)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	(4,176,186)	(2,024,609)
Total Equity Risk	(4,176,186)	(2,024,609)
Interest Rate Risk
Futures Contracts	(1,291,167)	61,054
Total Interest Rate Risk	(1,291,167)	61,054
Totals	(5,467,353)	(1,963,555)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	(9,340,324)	(5,868,945)
Total Equity Risk	(9,340,324)	(5,868,945)
Interest Rate Risk
Futures Contracts	(2,061,565)	96,724
Total Interest Rate Risk	(2,061,565)	96,724
Totals	(11,401,889)	(5,772,221)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	(6,038,317)	(1,073,107)
Total Equity Risk	(6,038,317)	(1,073,107)
Interest Rate Risk
Futures Contracts	(1,162,310)	54,055
Total Interest Rate Risk	(1,162,310)	54,055
Totals	(7,200,627)	(1,019,052)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,241,476,720	1,421,975,231
Fidelity Asset Manager 30%	419,153,408	668,130,323
Fidelity Asset Manager 40%	436,258,301	612,486,824
Fidelity Asset Manager 50%	1,879,543,306	2,513,791,265
Fidelity Asset Manager 60%	769,401,076	850,023,081
Fidelity Asset Manager 70%	1,146,797,145	1,298,372,197
Fidelity Asset Manager 85%	827,877,741	884,924,938

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.10%	.40%
Fidelity Asset Manager 30%	.30%	.10%	.40%
Fidelity Asset Manager 40%	.30%	.10%	.40%
Fidelity Asset Manager 50%	.25%	.23%	.48%
Fidelity Asset Manager 60%	.30%	.23%	.53%
Fidelity Asset Manager 70%	.30%	.23%	.53%
Fidelity Asset Manager 85%	.30%	.23%	.53%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	- %	.25%	$141,356	$4,619
Class M	.25%	.25%	142,936	511
Class C	.75%	.25%	187,977	21,241
			$472,269	$26,371
Fidelity Asset Manager 30%
Class A	- %	.25%	$181,312	$4,982
Class M	.25%	.25%	112,560	230
Class C	.75%	.25%	232,931	22,865
			$526,803	$28,077
Fidelity Asset Manager 40%
Class A	- %	.25%	$181,423	$1,519
Class M	.25%	.25%	67,010	237
Class C	.75%	.25%	189,307	22,313
			$437,740	$24,069
Fidelity Asset Manager 50%
Class A	- %	.25%	$299,012	$10,379
Class M	.25%	.25%	254,876	782
Class C	.75%	.25%	316,852	31,225
			$870,740	$42,386
Fidelity Asset Manager 60%
Class A	- %	.25%	$380,610	$4,977
Class M	.25%	.25%	235,514	663
Class C	.75%	.25%	331,185	33,700
			$947,309	$39,340
Fidelity Asset Manager 70%
Class A	- %	.25%	$505,807	$5,671
Class M	.25%	.25%	343,032	888
Class C	.75%	.25%	317,680	46,739
			$1,166,519	$53,298
Fidelity Asset Manager 85%
Class A	- %	.25%	$488,761	$2,632
Class M	.25%	.25%	230,344	869
Class C	.75%	.25%	397,052	66,481
			$1,116,157	$69,982

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$12,028
Class M	2,929
Class C A	1,020
$15,977
Fidelity Asset Manager 30%
Class A	$12,913
Class M	1,501
Class C A	362
$14,776
Fidelity Asset Manager 40%
Class A	$16,915
Class M	2,603
Class C A	460
$19,978
Fidelity Asset Manager 50%
Class A	$27,381
Class M	5,307
Class C A	850
$33,538
Fidelity Asset Manager 60%
Class A	$37,939
Class M	4,979
Class C A	823
$43,741
Fidelity Asset Manager 70%
Class A	$91,415
Class M	8,326
Class C A	900
$100,641
Fidelity Asset Manager 85%
Class A	$184,560
Class M	6,924
Class C A	957
$192,441

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$80,679.14
Class M	40,131.14
Class C	26,987.14
Asset Manager 20%	3,072,494.08
Class I	33,501.13
Class Z	901,053.05
	$4,154,845
Fidelity Asset Manager 30%
Class A	$93,928.13
Class M	29,495.13
Class C	33,296.14
Asset Manager 30%	1,299,933.08
Class I	38,781.14
Class Z	220,544.05
	$1,715,977
Fidelity Asset Manager 40%
Class A	$98,888.14
Class M	16,929.13
Class C	28,008.15
Asset Manager 40%	1,301,788.09
Class I	48,659.13
Class Z	274,350.05
	$1,768,622
Fidelity Asset Manager 50%
Class A	$197,970.17
Class M	79,621.16
Class C	53,527.17
Asset Manager 50%	8,753,785.12
Class I	79,893.14
Class Z	783,337.04
	$9,948,133
Fidelity Asset Manager 60%
Class A	$273,499.18
Class M	79,841.17
Class C	64,510.19
Asset Manager 60%	2,482,306.12
Class I	183,992.18
Class Z	568,607.04
	$3,652,755
Fidelity Asset Manager 70%
Class A	$331,393.16
Class M	108,265.16
Class C	54,670.17
Asset Manager 70%	4,656,368.12
Class I	70,619.15
Class Z	809,332.04
	$6,030,647
Fidelity Asset Manager 85%
Class A	$331,336.17
Class M	76,828.17
Class C	72,065.18
Asset Manager 85%	2,620,691.14
Class I	95,286.16
Class Z	509,865.04
	$3,706,071

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.03
Fidelity Asset Manager 70%	.02
Fidelity Asset Manager 85%	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$4
Fidelity Asset Manager 30%	2
Fidelity Asset Manager 40%	2
Fidelity Asset Manager 50%	7
Fidelity Asset Manager 60%	3
Fidelity Asset Manager 70%	4
Fidelity Asset Manager 85%	2

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 85%	Borrower	$5,008,000	4.07%	$1,696

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Asset Manager 20%	$10,507
Fidelity Asset Manager 30%	4,156
Fidelity Asset Manager 40%	4,169
Fidelity Asset Manager 50%	17,734
Fidelity Asset Manager 60%	7,013
Fidelity Asset Manager 70%	11,250
Fidelity Asset Manager 85%	6,339

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Asset Manager 20%	$235	$-	$-
Fidelity Asset Manager 30%	$190	$-	$-
Fidelity Asset Manager 40%	$229	$-	$-
Fidelity Asset Manager 50%	$876	$-	$-
Fidelity Asset Manager 60%	$732	$-	$-
Fidelity Asset Manager 70%	$2,022	$-	$-
Fidelity Asset Manager 85%	$2,687	$-	$-

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Asset Manager 20%	$31	$-
Class A	-	38
Class M	-	538
Class C	-	33
Fidelity Asset Manager 30%	204	-
Class M	-	199
Class C	-	18
Fidelity Asset Manager 40%	258	-
Class M	-	49
Fidelity Asset Manager 50%	-	-
Class M	-	372
Fidelity Asset Manager 60%	-	-
Class M	-	243
Fidelity Asset Manager 70%	1,767	-
Class M	-	9
Fidelity Asset Manager 85%	-	-
Class M	-	105

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$149,455
Fidelity Asset Manager 30%	58,625
Fidelity Asset Manager 40%	59,246
Fidelity Asset Manager 50%	475,424
Fidelity Asset Manager 60%	189,165
Fidelity Asset Manager 70%	304,245
Fidelity Asset Manager 85%	171,176

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2023	Year ended September 30, 2022
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$2,872,185	$991,390
Class M	1,348,563	421,840
Class C	835,007	250,693
Asset Manager 20%	195,919,341	85,201,958
Class I	1,439,959	564,762
Class Z	96,155,136	34,570,193
Total	$298,570,191	$122,000,836
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$3,712,002	$1,450,459
Class M	1,115,340	413,081
Class C	1,057,329	398,808
Asset Manager 30%	87,216,487	44,055,920
Class I	1,456,615	1,487,743
Class Z	23,831,002	10,317,674
Total	$118,388,775	$58,123,685
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$ 4,061,015	$ 1,639,380
Class M	717,718	277,419
Class C	952,604	395,975
Asset Manager 40%	91,378,261	45,248,272
Class I	2,096,562	1,013,722
Class Z	32,265,725	14,531,162
Total	$131,471,885	$63,105,930
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$7,725,964	$ 3,721,847
Class M	3,172,590	1,484,787
Class C	1,858,800	1,078,039
Asset Manager 50%	498,002,312	273,464,153
Class I	3,864,843	2,421,243
Class Z	125,048,165	63,662,925
Total	$639,672,674	$345,832,994
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$5,829,870	$3,902,281
Class M	1,719,076	1,101,083
Class C	1,017,325	858,414
Asset Manager 60%	86,418,079	63,251,257
Class I	4,209,470	2,945,047
Class Z	57,000,860	42,100,720
Total	$156,194,680	$114,158,802
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$11,630,377	$5,556,535
Class M	3,792,389	1,832,295
Class C	1,619,138	693,159
Asset Manager 70%	232,428,831	125,547,326
Class I	2,972,044	1,586,971
Class Z	117,108,771	61,865,255
Total	$369,551,550	$197,081,541
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$8,386,555	$5,950,158
Class M	1,930,817	1,556,477
Class C	1,489,984	1,116,460
Asset Manager 85%	87,417,456	70,669,724
Class I	2,665,270	1,988,931
Class Z	57,534,110	46,775,351
Total	$159,424,192	$128,057,101

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2023	Year ended September 30, 2022	Year ended September 30, 2023	Year ended September 30, 2022
Fidelity Asset Manager 20%
Class A
Shares sold	747,930	1,213,628	$9,713,539	$17,161,109
Reinvestment of distributions	217,307	67,107	2,784,288	958,183
Shares redeemed	(1,221,697)	(1,102,850)	(15,835,637)	(15,442,378)
Net increase (decrease)	(256,460)	177,885	$(3,337,810)	$2,676,914
Class M
Shares sold	308,015	260,742	$3,986,588	$3,700,387
Reinvestment of distributions	104,944	29,459	1,340,835	421,152
Shares redeemed	(309,409)	(321,181)	(4,003,754)	(4,514,288)
Net increase (decrease)	103,550	(30,980)	$1,323,669	$(392,749)
Class C
Shares sold	209,118	781,490	$2,688,974	$11,016,567
Reinvestment of distributions	65,337	17,269	827,517	247,715
Shares redeemed	(498,144)	(1,021,837)	(6,386,213)	(13,973,536)
Net increase (decrease)	(223,689)	(223,078)	$(2,869,722)	$(2,709,254)
Asset Manager 20%
Shares sold	13,116,861	34,537,085	$170,315,586	$493,333,788
Reinvestment of distributions	14,397,795	5,685,424	184,830,124	81,364,653
Shares redeemed	(56,301,179)	(69,009,967)	(731,267,083)	(964,227,064)
Net increase (decrease)	(28,786,523)	(28,787,458)	$(376,121,373)	$(389,528,623)
Class I
Shares sold	751,231	1,039,602	$9,753,797	$14,594,278
Reinvestment of distributions	106,997	36,840	1,373,332	525,188
Shares redeemed	(1,432,497)	(1,004,799)	(18,650,066)	(14,055,036)
Net increase (decrease)	(574,269)	71,643	$(7,522,937)	$1,064,430
Class Z
Shares sold	41,778,309	58,153,285	$542,899,885	$852,912,615
Reinvestment of distributions	7,479,736	2,420,374	95,991,524	34,545,167
Shares redeemed	(30,676,184)	(39,079,978)	(398,877,154)	(547,996,639)
Net increase (decrease)	18,581,861	21,493,681	$240,014,255	$339,461,143
Fidelity Asset Manager 30%
Class A
Shares sold	803,385	1,638,808	$8,869,002	$20,111,023
Reinvestment of distributions	335,928	114,874	3,652,477	1,424,987
Shares redeemed	(1,377,556)	(1,185,055)	(15,252,349)	(14,197,922)
Net increase (decrease)	(238,243)	568,627	$(2,730,870)	$7,338,088
Class M
Shares sold	267,816	492,689	$2,968,427	$6,024,847
Reinvestment of distributions	102,780	33,190	1,114,632	412,720
Shares redeemed	(479,687)	(506,164)	(5,308,302)	(6,083,193)
Net increase (decrease)	(109,091)	19,715	$(1,225,243)	$354,374
Class C
Shares sold	198,376	621,466	$2,154,101	$7,670,984
Reinvestment of distributions	98,581	31,982	1,057,182	398,765
Shares redeemed	(644,843)	(913,951)	(7,047,003)	(10,932,489)
Net increase (decrease)	(347,886)	(260,503)	$(3,835,720)	$(2,862,740)
Asset Manager 30%
Shares sold	8,152,829	25,304,829	$90,263,762	$313,879,604
Reinvestment of distributions	7,493,533	3,362,693	81,428,212	41,729,028
Shares redeemed	(35,306,472)	(50,063,881)	(390,638,128)	(603,305,981)
Net increase (decrease)	(19,660,110)	(21,396,359)	$(218,946,154)	$(247,697,349)
Class I
Shares sold	2,583,395	927,221	$28,952,448	$11,540,764
Reinvestment of distributions	128,358	115,131	1,394,770	1,427,504
Shares redeemed	(3,249,621)	(4,219,686)	(36,009,329)	(48,105,245)
Net increase (decrease)	(537,868)	(3,177,334)	$(5,662,111)	$(35,136,977)
Class Z
Shares sold	7,577,570	9,286,612	$83,915,317	$116,583,512
Reinvestment of distributions	2,183,026	829,481	23,736,270	10,268,903
Shares redeemed	(6,721,782)	(10,199,285)	(74,526,754)	(123,276,606)
Net increase (decrease)	3,038,814	(83,192)	$33,124,833	$3,575,809
Fidelity Asset Manager 40%
Class A
Shares sold	884,362	1,624,250	$10,483,915	$21,547,853
Reinvestment of distributions	352,160	120,588	4,057,526	1,637,134
Shares redeemed	(1,329,805)	(1,013,908)	(15,729,162)	(13,044,713)
Net increase (decrease)	(93,283)	730,930	$(1,187,721)	$10,140,274
Class M
Shares sold	159,494	141,483	$1,897,889	$1,854,906
Reinvestment of distributions	61,249	19,968	704,834	272,231
Shares redeemed	(168,980)	(163,695)	(2,003,338)	(2,112,478)
Net increase (decrease)	51,763	(2,244)	$599,385	$14,659
Class C
Shares sold	224,416	445,803	$2,650,340	$5,889,712
Reinvestment of distributions	82,940	28,802	949,184	395,493
Shares redeemed	(501,532)	(709,727)	(5,901,268)	(9,131,451)
Net increase (decrease)	(194,176)	(235,122)	$(2,301,744)	$(2,846,246)
Asset Manager 40%
Shares sold	11,052,633	30,122,919	$131,183,147	$400,913,648
Reinvestment of distributions	7,318,660	3,151,983	84,284,822	42,769,069
Shares redeemed	(27,887,233)	(33,206,313)	(329,996,011)	(429,561,437)
Net increase (decrease)	(9,515,940)	68,589	$(114,528,042)	$14,121,280
Class I
Shares sold	853,834	833,599	$10,102,646	$10,882,785
Reinvestment of distributions	153,641	60,145	1,770,765	815,909
Shares redeemed	(867,039)	(957,436)	(10,244,014)	(12,321,248)
Net increase (decrease)	140,436	(63,692)	$1,629,397	$(622,554)
Class Z
Shares sold	6,284,539	8,734,021	$73,845,714	$118,135,811
Reinvestment of distributions	2,795,482	1,070,159	32,210,077	14,495,871
Shares redeemed	(7,148,927)	(6,274,751)	(84,864,379)	(80,857,226)
Net increase (decrease)	1,931,094	3,529,429	$21,191,412	$51,774,456
Fidelity Asset Manager 50%
Class A
Shares sold	968,649	1,097,694	$17,835,233	$22,893,055
Reinvestment of distributions	421,565	166,313	7,504,919	3,608,779
Shares redeemed	(1,202,574)	(1,126,804)	(22,213,419)	(22,919,785)
Net increase (decrease)	187,640	137,203	$3,126,733	$3,582,049
Class M
Shares sold	265,642	406,424	$4,885,043	$8,571,943
Reinvestment of distributions	178,242	68,192	3,168,893	1,483,171
Shares redeemed	(481,078)	(399,715)	(8,894,168)	(8,135,490)
Net increase (decrease)	(37,194)	74,901	$(840,232)	$1,919,624
Class C
Shares sold	297,400	356,481	$5,471,240	$7,555,005
Reinvestment of distributions	104,429	48,862	1,836,994	1,064,828
Shares redeemed	(541,145)	(947,734)	(9,877,578)	(19,409,950)
Net increase (decrease)	(139,316)	(542,391)	$(2,569,344)	$(10,790,117)
Asset Manager 50%
Shares sold	15,925,415	27,309,440	$296,093,223	$577,432,799
Reinvestment of distributions	26,236,917	11,987,047	469,456,625	260,572,763
Shares redeemed	(58,256,227)	(61,543,211)	(1,080,821,978)	(1,266,134,074)
Net increase (decrease)	(16,093,895)	(22,246,724)	$(315,272,130)	$(428,128,512)
Class I
Shares sold	489,704	643,396	$9,044,818	$13,349,939
Reinvestment of distributions	200,468	102,735	3,577,872	2,227,359
Shares redeemed	(1,278,236)	(1,045,348)	(23,632,045)	(20,852,276)
Net increase (decrease)	(588,064)	(299,217)	$(11,009,355)	$(5,274,978)
Class Z
Shares sold	14,377,254	14,429,540	$265,269,375	$317,156,617
Reinvestment of distributions	7,003,999	2,940,624	124,981,916	63,625,470
Shares redeemed	(14,076,380)	(12,520,527)	(259,748,929)	(254,971,772)
Net increase (decrease)	7,304,873	4,849,637	$130,502,362	$125,810,315
Fidelity Asset Manager 60%
Class A
Shares sold	1,291,616	1,933,013	$17,577,208	$28,794,422
Reinvestment of distributions	442,750	238,708	5,742,465	3,845,582
Shares redeemed	(1,607,777)	(1,739,346)	(21,900,881)	(25,611,081)
Net increase (decrease)	126,589	432,375	$1,418,792	$7,028,923
Class M
Shares sold	183,978	404,590	$2,468,297	$5,941,698
Reinvestment of distributions	132,108	68,230	1,705,515	1,094,411
Shares redeemed	(383,998)	(437,923)	(5,194,019)	(6,435,330)
Net increase (decrease)	(67,912)	34,897	$(1,020,207)	$600,779
Class C
Shares sold	398,666	761,108	$5,301,650	$11,638,028
Reinvestment of distributions	79,236	53,957	1,013,431	856,301
Shares redeemed	(759,021)	(1,764,942)	(10,054,751)	(25,816,724)
Net increase (decrease)	(281,119)	(949,877)	$(3,739,670)	$(13,322,395)
Asset Manager 60%
Shares sold	19,688,961	24,399,337	$269,133,298	$372,698,318
Reinvestment of distributions	6,154,563	3,711,829	80,193,953	60,094,504
Shares redeemed	(27,437,050)	(28,208,147)	(375,308,414)	(417,194,958)
Net increase (decrease)	(1,593,526)	(96,981)	$(25,981,163)	$15,597,864
Class I
Shares sold	936,886	1,457,978	$12,827,045	$21,857,509
Reinvestment of distributions	316,435	178,293	4,126,312	2,888,342
Shares redeemed	(1,261,060)	(1,387,591)	(17,305,847)	(20,572,676)
Net increase (decrease)	(7,739)	248,680	$(352,490)	$4,173,175
Class Z
Shares sold	8,916,420	20,950,179	$121,471,479	$332,907,746
Reinvestment of distributions	4,361,118	2,601,636	56,781,753	42,068,451
Shares redeemed	(11,992,984)	(14,604,794)	(163,285,078)	(212,747,799)
Net increase (decrease)	1,284,554	8,947,021	$14,968,154	$162,228,398
Fidelity Asset Manager 70%
Class A
Shares sold	1,132,350	1,232,167	$27,070,987	$32,684,583
Reinvestment of distributions	497,456	185,884	11,227,584	5,366,481
Shares redeemed	(1,090,699)	(1,115,506)	(26,022,775)	(29,516,026)
Net increase (decrease)	539,107	302,545	$12,275,796	$8,535,038
Class M
Shares sold	270,196	365,881	$6,476,400	$9,976,911
Reinvestment of distributions	166,294	62,819	3,756,587	1,814,208
Shares redeemed	(434,796)	(462,420)	(10,337,019)	(12,080,636)
Net increase (decrease)	1,694	(33,720)	$(104,032)	$(289,517)
Class C
Shares sold	315,611	244,063	$7,566,188	$6,432,819
Reinvestment of distributions	71,764	24,031	1,618,279	692,811
Shares redeemed	(366,730)	(526,175)	(8,731,748)	(14,054,121)
Net increase (decrease)	20,645	(258,081)	$452,719	$(6,928,491)
Asset Manager 70%
Shares sold	10,874,313	13,461,929	$261,535,858	$363,284,018
Reinvestment of distributions	9,702,666	4,176,392	219,377,281	120,739,485
Shares redeemed	(20,978,824)	(19,789,580)	(502,758,161)	(523,368,127)
Net increase (decrease)	(401,845)	(2,151,259)	$(21,845,022)	$(39,344,624)
Class I
Shares sold	512,304	611,462	$12,263,683	$16,733,716
Reinvestment of distributions	123,913	52,797	2,804,156	1,527,414
Shares redeemed	(625,523)	(649,608)	(15,009,057)	(17,306,780)
Net increase (decrease)	10,694	14,651	$58,782	$954,350
Class Z
Shares sold	7,207,888	11,306,690	$171,717,576	$323,885,349
Reinvestment of distributions	5,183,731	2,141,090	116,996,811	61,791,848
Shares redeemed	(7,234,949)	(7,017,762)	(173,217,554)	(182,460,530)
Net increase (decrease)	5,156,670	6,430,018	$115,496,833	$203,216,667
Fidelity Asset Manager 85%
Class A
Shares sold	1,680,039	1,954,912	$36,637,506	$46,844,607
Reinvestment of distributions	406,694	223,610	8,349,442	5,909,999
Shares redeemed	(1,171,777)	(1,270,677)	(25,636,095)	(30,396,928)
Net increase (decrease)	914,956	907,845	$19,350,853	$22,357,678
Class M
Shares sold	228,141	294,786	$4,975,206	$7,228,937
Reinvestment of distributions	94,377	59,085	1,924,349	1,550,980
Shares redeemed	(339,417)	(356,369)	(7,349,555)	(8,566,938)
Net increase (decrease)	(16,899)	(2,498)	$(450,000)	$212,979
Class C
Shares sold	374,319	372,668	$8,048,298	$8,760,605
Reinvestment of distributions	73,597	42,825	1,485,932	1,113,453
Shares redeemed	(490,917)	(525,731)	(10,504,586)	(12,376,554)
Net increase (decrease)	(43,001)	(110,238)	$(970,356)	$(2,502,496)
Asset Manager 85%
Shares sold	8,202,359	10,443,635	$182,700,183	$258,814,937
Reinvestment of distributions	4,009,724	2,550,056	83,241,869	68,112,000
Shares redeemed	(11,532,481)	(12,083,008)	(254,741,572)	(291,630,863)
Net increase (decrease)	679,602	910,683	$11,200,480	$35,296,074
Class I
Shares sold	823,798	636,693	$18,218,557	$15,242,748
Reinvestment of distributions	122,678	73,939	2,539,426	1,969,001
Shares redeemed	(895,092)	(475,195)	(19,928,329)	(11,332,371)
Net increase (decrease)	51,384	235,437	$829,654	$5,879,378
Class Z
Shares sold	8,552,138	13,530,246	$188,206,301	$344,125,128
Reinvestment of distributions	2,786,073	1,760,616	57,504,545	46,761,952
Shares redeemed	(10,847,796)	(8,877,361)	(236,555,070)	(209,492,051)
Net increase (decrease)	490,415	6,413,501	$9,155,776	$181,395,029

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Asset Manager 20%	34%
Fidelity Asset Manager 60%	35%
Fidelity Asset Manager 70%	31%
Fidelity Asset Manager 85%	33%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the "Funds"), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. As of September 30, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Fidelity Asset Manager® 20%
Class A	.81%
Actual		$ 1,000	$ 983.40	$ 4.03
Hypothetical-B		$ 1,000	$ 1,021.01	$ 4.10
Class M	1.06%
Actual		$ 1,000	$ 982.30	$ 5.27
Hypothetical-B		$ 1,000	$ 1,019.75	$ 5.37
Class C	1.56%
Actual		$ 1,000	$ 980.40	$ 7.74
Hypothetical-B		$ 1,000	$ 1,017.25	$ 7.89
Fidelity Asset Manager® 20%	.50%
Actual		$ 1,000	$ 985.00	$ 2.49
Hypothetical-B		$ 1,000	$ 1,022.56	$ 2.54
Class I	.54%
Actual		$ 1,000	$ 984.70	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.36	$ 2.74
Class Z	.47%
Actual		$ 1,000	$ 985.20	$ 2.34
Hypothetical-B		$ 1,000	$ 1,022.71	$ 2.38
Fidelity Asset Manager® 30%
Class A	.82%
Actual		$ 1,000	$ 983.40	$ 4.08
Hypothetical-B		$ 1,000	$ 1,020.96	$ 4.15
Class M	1.07%
Actual		$ 1,000	$ 982.20	$ 5.32
Hypothetical-B		$ 1,000	$ 1,019.70	$ 5.42
Class C	1.58%
Actual		$ 1,000	$ 979.50	$ 7.84
Hypothetical-B		$ 1,000	$ 1,017.15	$ 7.99
Fidelity Asset Manager® 30%	.52%
Actual		$ 1,000	$ 984.90	$ 2.59
Hypothetical-B		$ 1,000	$ 1,022.46	$ 2.64
Class I	.58%
Actual		$ 1,000	$ 984.80	$ 2.89
Hypothetical-B		$ 1,000	$ 1,022.16	$ 2.94
Class Z	.49%
Actual		$ 1,000	$ 985.00	$ 2.44
Hypothetical-B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Asset Manager® 40%
Class A	.82%
Actual		$ 1,000	$ 986.40	$ 4.08
Hypothetical-B		$ 1,000	$ 1,020.96	$ 4.15
Class M	1.07%
Actual		$ 1,000	$ 985.30	$ 5.33
Hypothetical-B		$ 1,000	$ 1,019.70	$ 5.42
Class C	1.58%
Actual		$ 1,000	$ 981.80	$ 7.85
Hypothetical-B		$ 1,000	$ 1,017.15	$ 7.99
Fidelity Asset Manager® 40%	.52%
Actual		$ 1,000	$ 987.90	$ 2.59
Hypothetical-B		$ 1,000	$ 1,022.46	$ 2.64
Class I	.57%
Actual		$ 1,000	$ 986.80	$ 2.84
Hypothetical-B		$ 1,000	$ 1,022.21	$ 2.89
Class Z	.49%
Actual		$ 1,000	$ 988.10	$ 2.44
Hypothetical-B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Asset Manager® 50%
Class A	.90%
Actual		$ 1,000	$ 988.40	$ 4.49
Hypothetical-B		$ 1,000	$ 1,020.56	$ 4.56
Class M	1.14%
Actual		$ 1,000	$ 987.20	$ 5.68
Hypothetical-B		$ 1,000	$ 1,019.35	$ 5.77
Class C	1.66%
Actual		$ 1,000	$ 984.60	$ 8.26
Hypothetical-B		$ 1,000	$ 1,016.75	$ 8.39
Fidelity Asset Manager® 50%	.61%
Actual		$ 1,000	$ 989.40	$ 3.04
Hypothetical-B		$ 1,000	$ 1,022.01	$ 3.09
Class I	.63%
Actual		$ 1,000	$ 989.80	$ 3.14
Hypothetical-B		$ 1,000	$ 1,021.91	$ 3.19
Class Z	.53%
Actual		$ 1,000	$ 990.30	$ 2.64
Hypothetical-B		$ 1,000	$ 1,022.41	$ 2.69
Fidelity Asset Manager® 60%
Class A	.99%
Actual		$ 1,000	$ 991.20	$ 4.94
Hypothetical-B		$ 1,000	$ 1,020.10	$ 5.01
Class M	1.22%
Actual		$ 1,000	$ 989.70	$ 6.09
Hypothetical-B		$ 1,000	$ 1,018.95	$ 6.17
Class C	1.75%
Actual		$ 1,000	$ 987.30	$ 8.72
Hypothetical-B		$ 1,000	$ 1,016.29	$ 8.85
Fidelity Asset Manager® 60%	.68%
Actual		$ 1,000	$ 992.70	$ 3.40
Hypothetical-B		$ 1,000	$ 1,021.66	$ 3.45
Class I	.73%
Actual		$ 1,000	$ 992.70	$ 3.65
Hypothetical-B		$ 1,000	$ 1,021.41	$ 3.70
Class Z	.60%
Actual		$ 1,000	$ 993.40	$ 3.00
Hypothetical-B		$ 1,000	$ 1,022.06	$ 3.04
Fidelity Asset Manager® 70%
Class A	.96%
Actual		$ 1,000	$ 996.60	$ 4.80
Hypothetical-B		$ 1,000	$ 1,020.26	$ 4.86
Class M	1.20%
Actual		$ 1,000	$ 995.40	$ 6.00
Hypothetical-B		$ 1,000	$ 1,019.05	$ 6.07
Class C	1.72%
Actual		$ 1,000	$ 992.80	$ 8.59
Hypothetical-B		$ 1,000	$ 1,016.44	$ 8.69
Fidelity Asset Manager® 70%	.67%
Actual		$ 1,000	$ 998.30	$ 3.36
Hypothetical-B		$ 1,000	$ 1,021.71	$ 3.40
Class I	.69%
Actual		$ 1,000	$ 998.30	$ 3.46
Hypothetical-B		$ 1,000	$ 1,021.61	$ 3.50
Class Z	.59%
Actual		$ 1,000	$ 998.70	$ 2.96
Hypothetical-B		$ 1,000	$ 1,022.11	$ 2.99
Fidelity Asset Manager® 85%
Class A	.97%
Actual		$ 1,000	$ 1,002.70	$ 4.87
Hypothetical-B		$ 1,000	$ 1,020.21	$ 4.91
Class M	1.22%
Actual		$ 1,000	$ 1,001.40	$ 6.12
Hypothetical-B		$ 1,000	$ 1,018.95	$ 6.17
Class C	1.73%
Actual		$ 1,000	$ 998.60	$ 8.67
Hypothetical-B		$ 1,000	$ 1,016.39	$ 8.74
Fidelity Asset Manager® 85%	.69%
Actual		$ 1,000	$ 1,003.60	$ 3.47
Hypothetical-B		$ 1,000	$ 1,021.61	$ 3.50
Class I	.71%
Actual		$ 1,000	$ 1,004.10	$ 3.57
Hypothetical-B		$ 1,000	$ 1,021.51	$ 3.60
Class Z	.59%
Actual		$ 1,000	$ 1,004.10	$ 2.96
Hypothetical-B		$ 1,000	$ 1,022.11	$ 2.99

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 70%	$1,645,937

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Asset Manager 20%	18.09%
Fidelity Asset Manager 30%	19.48%
Fidelity Asset Manager 40%	18.66%
Fidelity Asset Manager 50%	18.63%
Fidelity Asset Manager 60%	17.44%
Fidelity Asset Manager 70%	14.90%
Fidelity Asset Manager 85%	11.66%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$79,654,620
Fidelity Asset Manager 30%	$29,820,431
Fidelity Asset Manager 40%	$25,579,666
Fidelity Asset Manager 50%	$91,881,995
Fidelity Asset Manager 60%	$30,349,709
Fidelity Asset Manager 70%	$35,378,737
Fidelity Asset Manager 85%	$8,858,818

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Asset Manager 20%	$164,301,387
Fidelity Asset Manager 30%	$51,140,067
Fidelity Asset Manager 40%	$36,614,415
Fidelity Asset Manager 50%	$121,241,665
Fidelity Asset Manager 60%	$33,080,268
Fidelity Asset Manager 70%	$37,007,592
Fidelity Asset Manager 85%	$7,648,979

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2022	0%	0%	0%	0%	0%	0%
November 2022	7%	8%	11%	6%	6%	6%
December 2022	9%	10%	11%	8%	9%	8%
February 2023	8%	11%	32%	6%	7%	6%
March 2023	8%	9%	12%	6%	7%	6%
April 2023	7%	8%	10%	6%	6%	6%
May 2023	7%	8%	11%	6%	7%	6%
June 2023	8%	8%	11%	6%	7%	6%
July 2023	7%	7%	8%	6%	7%	6%
August 2023	7%	8%	11%	6%	6%	6%
September 2023	7%	8%	10%	6%	7%	6%
Fidelity Asset Manager 30%
October 2022	0%	0%	0%	0%	0%	0%
November 2022	10%	13%	20%	8%	9%	8%
December 2022	12%	13%	16%	12%	12%	11%
February 2023	13%	16%	40%	10%	10%	10%
March 2023	12%	14%	25%	10%	12%	10%
April 2023	12%	13%	18%	10%	10%	10%
May 2023	12%	14%	21%	10%	10%	10%
June 2023	12%	14%	23%	10%	11%	10%
July 2023	11%	12%	13%	10%	10%	10%
August 2023	12%	14%	22%	10%	10%	10%
September 2023	12%	14%	20%	10%	10%	10%
Fidelity Asset Manager 40%
October 2022	0%	0%	0%	0%	0%	0%
December 2022	16%	17%	22%	15%	15%	14%
April 2023	23%	27%	52%	18%	19%	18%
July 2023	21%	23%	30%	18%	19%	18%
Fidelity Asset Manager 50%
October 2022	0%	0%	0%	0%	0%	0%
December 2022	19%	21%	26%	18%	18%	17%
April 2023	32%	41%	100%	24%	25%	23%
July 2023	28%	32%	42%	24%	25%	24%
Fidelity Asset Manager 60%
December 2022	25%	28%	50%	21%	22%	20%
Fidelity Asset Manager 70%
December 2022	30%	36%	55%	26%	26%	25%
Fidelity Asset Manager 85%
December 2022	40%	50%	83%	34%	35%	33%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	10.00%	11.65%	16.08%	8.76%	9.13%	8.76%
December 2022	13.24%	14.15%	16.43%	12.31%	12.43%	12.19%
February 2023	18.72%	24.96%	74.87%	14.98%	16.64%	14.98%
March 2023	17.87%	20.85%	28.87%	15.01%	15.64%	15.01%
April 2023	16.66%	17.81%	22.45%	15.19%	15.19%	14.76%
May 2023	17.52%	19.12%	26.28%	15.02%	15.58%	15.02%
June 2023	17.75%	19.52%	26.03%	15.02%	15.62%	15.02%
July 2023	16.31%	17.01%	19.57%	15.05%	15.35%	15.05%
August 2023	17.04%	19.36%	25.05%	15.21%	15.21%	14.69%
September 2023	17.34%	18.78%	23.73%	15.03%	15.55%	15.03%
Fidelity Asset Manager 30%
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	16.28%	20.64%	32.11%	13.44%	15.20%	13.44%
December 2022	20.26%	21.63%	25.41%	18.83%	18.83%	18.61%
February 2023	33.47%	40.16%	100%	25.10%	25.10%	25.10%
March 2023	30.59%	35.69%	61.17%	25.19%	28.55%	25.19%
April 2023	28.66%	31.39%	43.94%	25.35%	25.35%	25.35%
May 2023	28.81%	35.46%	51.21%	25.61%	25.61%	24.26%
June 2023	30.28%	34.94%	56.77%	25.23%	26.72%	25.23%
July 2023	27.25%	28.57%	32.54%	25.47%	26.04%	25.47%
August 2023	30.01%	34.29%	53.34%	25.27%	25.27%	25.27%
September 2023	30.32%	34.98%	50.53%	25.27%	25.27%	25.27%
Fidelity Asset Manager 40%
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	27.89%	29.87%	37.93%	25.12%	25.63%	24.87%
April 2023	57.17%	67.56%	100%	46.45%	47.44%	45.50%
July 2023	52.40%	58.13%	75.92%	46.50%	47.69%	45.93%
Fidelity Asset Manager 50%
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	34.55%	37.51%	47.03%	31.40%	31.82%	30.60%
April 2023	82.92%	100%	100%	64.01%	65.15%	60.81%
July 2023	73.07%	82.60%	100%	63.86%	64.95%	61.78%
Fidelity Asset Manager 60%
December 2022	46.35%	53.37%	93.36%	39.60%	40.67%	38.20%
Fidelity Asset Manager 70%
December 2022	57.38%	67.91%	100%	49.48%	49.98%	47.59%
Fidelity Asset Manager 85%
December 2022	79.18%	97.39%	100%	67.54%	68.22%	64.03%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a Section 199A dividend:

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	1.14%	1.33%	1.84%	1.00%	1.04%	1.00%
December 2022	1.51%	1.62%	1.88%	1.41%	1.42%	1.39%
February 2023	0.74%	0.98%	2.93%	0.59%	0.66%	0.59%
March 2023	0.70%	0.82%	1.13%	0.59%	0.62%	0.59%
April 2023	0.66%	0.70%	0.88%	0.60%	0.60%	0.58%
May 2023	0.69%	0.75%	1.03%	0.59%	0.61%	0.59%
June 2023	0.70%	0.77%	1.02%	0.59%	0.62%	0.59%
July 2023	0.64%	0.67%	0.77%	0.59%	0.61%	0.59%
August 2023	0.67%	0.76%	0.98%	0.60%	0.60%	0.58%
September 2023	0.68%	0.74%	0.93%	0.59%	0.61%	0.59%
Fidelity Asset Manager 30%
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	1.42%	1.81%	2.81%	1.18%	1.33%	1.18%
December 2022	1.77%	1.89%	2.22%	1.65%	1.65%	1.63%
February 2023	1.00%	1.19%	0.00%	0.75%	0.75%	0.75%
March 2023	0.90%	1.05%	1.80%	0.74%	0.84%	0.74%
April 2023	0.84%	0.92%	1.29%	0.75%	0.75%	0.75%
May 2023	0.85%	1.04%	1.50%	0.75%	0.75%	0.72%
June 2023	0.89%	1.03%	1.67%	0.74%	0.79%	0.74%
July 2023	0.80%	0.84%	0.96%	0.75%	0.77%	0.75%
August 2023	0.88%	1.01%	1.57%	0.74%	0.74%	0.74%
September 2023	0.89%	1.03%	1.48%	0.74%	0.74%	0.74%
Fidelity Asset Manager 40%
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	2.13%	2.28%	2.89%	1.92%	1.96%	1.90%
April 2023	1.48%	1.75%	0.00%	1.20%	1.23%	1.18%
July 2023	1.35%	1.50%	1.95%	1.20%	1.23%	1.18%
Fidelity Asset Manager 50%
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	2.35%	2.55%	3.20%	2.14%	2.17%	2.08%
April 2023	1.80%	0.00%	0.00%	1.39%	1.42%	1.32%
July 2023	1.58%	1.79%	0.00%	1.38%	1.41%	1.34%
Fidelity Asset Manager 60%
December 2022	1.53%	1.76%	3.08%	1.31%	1.35%	1.26%
Fidelity Asset Manager 70%
December 2022	1.74%	2.06%	0.00%	1.50%	1.52%	1.45%
Fidelity Asset Manager 85%
December 2022	2.40%	2.62%	0.00%	2.05%	2.07%	1.94%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Asset Manager 20%
Class A	02/07/22	$0.0001	$0.0000
Class M	02/07/22	$0.0000	$0.0000
Class C	02/07/22	$0.0000	$0.0000
Asset Manager 20%	02/07/22	$0.0003	$0.0000
Class I	02/07/22	$0.0002	$0.0000
Class Z	02/07/22	$0.0003	$0.0000

Class A	03/07/22	$0.0002	$0.0000
Class M	03/07/22	$0.0000	$0.0000
Class C	03/07/22	$0.0000	$0.0000
Asset Manager 20%	03/07/22	$0.0004	$0.0000
Class I	03/07/22	$0.0003	$0.0000
Class Z	03/07/22	$0.0004	$0.0000

Class A	04/04/22	$0.0004	$0.0001
Class M	04/04/22	$0.0003	$0.0001
Class C	04/04/22	$0.0001	$0.0001
Asset Manager 20%	04/04/22	$0.0006	$0.0001
Class I	04/04/22	$0.0006	$0.0001
Class Z	04/04/22	$0.0006	$0.0001

Class A	05/09/22	$0.0005	$0.0001
Class M	05/09/22	$0.0004	$0.0001
Class C	05/09/22	$0.0000	$0.0000
Asset Manager 20%	05/09/22	$0.0008	$0.0001
Class I	05/09/22	$0.0007	$0.0001
Class Z	05/09/22	$0.0008	$0.0001

Class A	06/06/22	$0.0003	$0.0001
Class M	06/06/22	$0.0002	$0.0001
Class C	06/06/22	$0.0000	$0.0000
Asset Manager 20%	06/06/22	$0.0005	$0.0001
Class I	06/06/22	$0.0004	$0.0001
Class Z	06/06/22	$0.0005	$0.0001

Class A	07/05/22	$0.0012	$0.0002
Class M	07/05/22	$0.0011	$0.0002
Class C	07/05/22	$0.0008	$0.0002
Asset Manager 20%	07/05/22	$0.0014	$0.0002
Class I	07/05/22	$0.0014	$0.0002
Class Z	07/05/22	$0.0014	$0.0002

Class A	08/08/22	$0.0008	$0.0001
Class M	08/08/22	$0.0007	$0.0001
Class C	08/08/22	$0.0003	$0.0001
Asset Manager 20%	08/08/22	$0.0010	$0.0001
Class I	08/08/22	$0.0010	$0.0001
Class Z	08/08/22	$0.0010	$0.0001

Class A	09/06/22	$0.0008	$0.0001
Class M	09/06/22	$0.0007	$0.0001
Class C	09/06/22	$0.0004	$0.0001
Asset Manager 20%	09/06/22	$0.0010	$0.0001
Class I	09/06/22	$0.0010	$0.0001
Class Z	09/06/22	$0.0010	$0.0001

Class A	10/10/22	$0.0041	$0.0005
Class M	10/10/22	$0.0039	$0.0005
Class C	10/10/22	$0.0037	$0.0005
Asset Manager 20%	10/10/22	$0.0043	$0.0005
Class I	10/10/22	$0.0042	$0.0005
Class Z	10/10/22	$0.0043	$0.0005

Class A	11/07/22	$0.0011	$0.0001
Class M	11/07/22	$0.0009	$0.0001
Class C	11/07/22	$0.0007	$0.0001
Asset Manager 20%	11/07/22	$0.0012	$0.0001
Class I	11/07/22	$0.0012	$0.0001
Class Z	11/07/22	$0.0012	$0.0001

Class A	12/30/22	$0.0047	$0.0006
Class M	12/30/22	$0.0044	$0.0006
Class C	12/30/22	$0.0038	$0.0006
Asset Manager 20%	12/30/22	$0.0050	$0.0006
Class I	12/30/22	$0.0050	$0.0006
Class Z	12/30/22	$0.0051	$0.0006

Fidelity Asset Manager 30%
Class A	02/07/22	$0.0001	$0.0000
Class M	02/07/22	$0.0000	$0.0000
Class C	02/07/22	$0.0000	$0.0000
Asset Manager 30%	02/07/22	$0.0004	$0.0000
Class I	02/07/22	$0.0003	$0.0000
Class Z	02/07/22	$0.0004	$0.0000

Class A	03/07/22	$0.0002	$0.0001
Class M	03/07/22	$0.0000	$0.0000
Class C	03/07/22	$0.0000	$0.0000
Asset Manager 30%	03/07/22	$0.0005	$0.0001
Class I	03/07/22	$0.0005	$0.0001
Class Z	03/07/22	$0.0005	$0.0001

Class A	04/04/22	$0.0006	$0.0001
Class M	04/04/22	$0.0005	$0.0001
Class C	04/04/22	$0.0000	$0.0000
Asset Manager 30%	04/04/22	$0.0009	$0.0001
Class I	04/04/22	$0.0008	$0.0001
Class Z	04/04/22	$0.0009	$0.0001

Class A	05/09/22	$0.0006	$0.0001
Class M	05/09/22	$0.0004	$0.0001
Class C	05/09/22	$0.0000	$0.0000
Asset Manager 30%	05/09/22	$0.0009	$0.0001
Class I	05/09/22	$0.0009	$0.0001
Class Z	05/09/22	$0.0009	$0.0001

Class A	06/06/22	$0.0005	$0.0001
Class M	06/06/22	$0.0003	$0.0001
Class C	06/06/22	$0.0000	$0.0000
Asset Manager 30%	06/06/22	$0.0008	$0.0001
Class I	06/06/22	$0.0007	$0.0001
Class Z	06/06/22	$0.0008	$0.0001

Class A	07/05/22	$0.0024	$0.0003
Class M	07/05/22	$0.0022	$0.0003
Class C	07/05/22	$0.0018	$0.0003
Asset Manager 30%	07/05/22	$0.0027	$0.0003
Class I	07/05/22	$0.0026	$0.0003
Class Z	07/05/22	$0.0027	$0.0003

Class A	08/08/22	$0.0008	$0.0001
Class M	08/08/22	$0.0006	$0.0001
Class C	08/08/22	$0.0002	$0.0001
Asset Manager 30%	08/08/22	$0.0011	$0.0001
Class I	08/08/22	$0.0011	$0.0001
Class Z	08/08/22	$0.0012	$0.0001

Class A	09/06/22	$0.0009	$0.0001
Class M	09/06/22	$0.0006	$0.0001
Class C	09/06/22	$0.0003	$0.0001
Asset Manager 30%	09/06/22	$0.0011	$0.0001
Class I	09/06/22	$0.0011	$0.0001
Class Z	09/06/22	$0.0011	$0.0001

Class A	10/10/22	$0.0066	$0.0009
Class M	10/10/22	$0.0064	$0.0009
Class C	10/10/22	$0.0059	$0.0009
Asset Manager 30%	10/10/22	$0.0069	$0.0009
Class I	10/10/22	$0.0068	$0.0009
Class Z	10/10/22	$0.0070	$0.0009

Class A	11/07/22	$0.0013	$0.0002
Class M	11/07/22	$0.0010	$0.0002
Class C	11/07/22	$0.0006	$0.0002
Asset Manager 30%	11/07/22	$0.0015	$0.0002
Class I	11/07/22	$0.0013	$0.0002
Class Z	11/07/22	$0.0015	$0.0002

Class A	12/30/22	$0.0070	$0.0010
Class M	12/30/22	$0.0066	$0.0010
Class C	12/30/22	$0.0056	$0.0010
Asset Manager 30%	12/30/22	$0.0075	$0.0010
Class I	12/30/22	$0.0075	$0.0010
Class Z	12/30/22	$0.0076	$0.0010

Fidelity Asset Manager 40%
Class A	04/04/22	$0.0013	$0.0003
Class M	04/04/22	$0.0004	$0.0003
Class C	04/04/22	$0.0000	$0.0000
Asset Manager 40%	04/04/22	$0.0024	$0.0003
Class I	04/04/22	$0.0021	$0.0003
Class Z	04/04/22	$0.0025	$0.0003

Class A	07/05/22	$0.0053	$0.0009
Class M	07/05/22	$0.0043	$0.0009
Class C	07/05/22	$0.0021	$0.0009
Asset Manager 40%	07/05/22	$0.0066	$0.0009
Class I	07/05/22	$0.0063	$0.0009
Class Z	07/05/22	$0.0067	$0.0009

Class A	10/10/22	$0.0130	$0.0019
Class M	10/10/22	$0.0122	$0.0019
Class C	10/10/22	$0.0099	$0.0019
Asset Manager 40%	10/10/22	$0.0143	$0.0019
Class I	10/10/22	$0.0140	$0.0019
Class Z	10/10/22	$0.0144	$0.0019

Class A	12/30/22	$0.0113	$0.0017
Class M	12/30/22	$0.0105	$0.0017
Class C	12/30/22	$0.0083	$0.0017
Asset Manager 40%	12/30/22	$0.0125	$0.0017
Class I	12/30/22	$0.0123	$0.0017
Class Z	12/30/22	$0.0126	$0.0017
Fidelity Asset Manager 50%
Class A	04/04/22	$0.0016	$0.0005
Class M	04/04/22	$0.0000	$0.0000
Class C	04/04/22	$0.0000	$0.0000
Asset Manager 50%	04/04/22	$0.0039	$0.0005
Class I	04/04/22	$0.0038	$0.0005
Class Z	04/04/22	$0.0046	$0.0005

Class A	07/05/22	$0.0109	$0.0018
Class M	07/05/22	$0.0089	$0.0018
Class C	07/05/22	$0.0042	$0.0018
Asset Manager 50%	07/05/22	$0.0132	$0.0018
Class I	07/05/22	$0.0131	$0.0018
Class Z	07/05/22	$0.0139	$0.0018

Class A	10/10/22	$0.0262	$0.0038
Class M	10/10/22	$0.0241	$0.0038
Class C	10/10/22	$0.0196	$0.0038
Asset Manager 50%	10/10/22	$0.0287	$0.0038
Class I	10/10/22	$0.0283	$0.0038
Class Z	10/10/22	$0.0295	$0.0038

Class A	12/30/22	$0.0234	$0.0035
Class M	12/30/22	$0.0216	$0.0035
Class C	12/30/22	$0.0172	$0.0035
Asset Manager 50%	12/30/22	$0.0258	$0.0035
Class I	12/30/22	$0.0254	$0.0035
Class Z	12/30/22	$0.0264	$0.0035
Fidelity Asset Manager 60%
Class A	12/30/22	$0.0524	$0.0081
Class M	12/30/22	$0.0455	$0.0081
Class C	12/30/22	$0.0260	$0.0081
Asset Manager 60%	12/30/22	$0.0614	$0.0081
Class I	12/30/22	$0.0597	$0.0081
Class Z	12/30/22	$0.0636	$0.0081
Fidelity Asset Manager 70%
Class A	12/30/22	$0.1114	$0.0173
Class M	12/30/22	$0.0942	$0.0173
Class C	12/30/22	$0.0609	$0.0173
Asset Manager 70%	12/30/22	$0.1292	$0.0173
Class I	12/30/22	$0.1279	$0.0173
Class Z	12/30/22	$0.1344	$0.0173
Fidelity Asset Manager 85%
Class A	12/30/22	$0.1239	$0.0193
Class M	12/30/22	$0.1007	$0.0193
Class C	12/30/22	$0.0605	$0.0193
Asset Manager 85%	12/30/22	$0.1452	$0.0193
Class I	12/30/22	$0.1438	$0.0193
Class Z	12/30/22	$0.1532	$0.0193

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio of the retail class of each fund, the Board considered each fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of each fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund's retail class ranked below or equal to the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board considered information about the reasons that Class M of certain funds was in the 4th quartile for total expense ratio comparisons. The Board also considered that the total expenses for Class M of each fund (except Fidelity Asset Manager 50%) ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class M has a 0.50% 12b-1 fee, which is higher than the 12b-1 fee for most front-end load classes. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 0.50% 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load. The Board considered that, when compared against classes with a 0.50% 12b-1 fee, regardless of load, the total expenses ratios of Class M shares of each fund ranked below or equal to its respective competitive median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule.  The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2024.

1.878277.115
AR-ANN-1123
Fidelity® Health Savings Fund

Annual Report
September 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Life of Fund A
Fidelity® Health Savings Fund	5.36%	0.43%
Class K	5.36%	0.50%

A   From March 2, 2020
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Health Savings Fund, a class of the fund, on March 2, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2023, continued global economic expansion and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets. After struggling throughout much of 2022, risk assets strongly rebounded the past 12 months, with U.S. large-cap stocks leading the way. In the U.S., the upturn was driven partly by a narrow set of companies in the information technology and communication services sectors amid excitement for generative artificial intelligence. Meanwhile, monetary tightening by the U.S. Federal Reserve and other central banks continued amid elevated inflation. U.S. stocks gained 20.49% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index, as all but two sectors rose. Information technology (+41%), communication services (+35%) and energy (+29%) led by the widest margin. Conversely, utilities (-7%) and real estate (-1%) lagged most. Growth stocks broadly outpaced value, while larger-caps topped small-caps. Commodities returned -1.30%, according to the Bloomberg Commodity Index Total Return. Looking abroad, international equities rose 20.60% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. All regions gained, with Europe ex U.K. (+31%) leading the way. Japan (+26%) and the U.K. (+25%) also outperformed, whereas Asia Pacific ex Japan (+11%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+30%), industrials (+29%) and energy (+28%) being the top performers. Conversely, real estate (+5%) lagged most, followed by consumer staples (+9%). As for fixed income, U.S. taxable investment-grade bonds returned 0.64% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid elevated inflation and rising interest rates. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. Short-term U.S. Treasuries (+4.58%) topped U.S. investment-grade corporate bonds (+3.47%), while commercial mortgage-backed securities returned (+1.19%) and agencies gained (+2.10%). Outside the index, leveraged loans (+13.39%), U.S. high-yield bonds (+8.24%) and emerging-markets debt (+8.61%) rose, whereas Treasury Inflation-Protected Securities (+1.25%) experienced a modest gain.
Comments from Co-Managers Avishek Hazrachoudhury and Hongshu Chen:
For the fiscal year ending September 30, 2023, the fund's share classes (excluding sales charges, if applicable) rose about 5%, trailing both the 7.35% gain of the benchmark Fidelity Health Savings Composite Index and the 6.69% return of the Fidelity Health Savings Extended Composite Index. (The Extended Composite Index represents the fund's strategic allocation.) Looking back over the past 12 months, security selection aided relative performance while asset class positioning detracted. The fund's core equity allocation strategy hampered performance versus the Extended Composite benchmark. Underweighting U.S. equities hurt due to the strong performance of domestic stocks. Additionally, the timing of adjustments made during the year worked against the fund's overweight in international developed-markets (DM) stocks. Out-of-benchmark exposure to commodity-related securities also hampered the portfolio's relative result. Fixed-income allocations substantially contributed on a relative basis. Underweighting investment-grade (IG) bonds and cash proved advantageous and more than offset a poor result from the fund's allocation to long-term U.S. Treasuries. As for security selection, IG bonds and  emerging-markets (EM) debt added the most value for the period. As of period end, the fund was underweight large-cap U.S. stocks and overweight international DM and EM equities. In fixed income, the fund's allocations to U.S. and international IG bonds were notably below the portfolio's target weightings. The fund was slightly overweight in EM debt.
Note to shareholders: On May 1, 2023, Hongshu Chen assumed co-management responsibilities for the fund, succeeding Geoff Stein.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Fidelity International Bond Index Fund	18.3
Fidelity Long-Term Treasury Bond Index Fund	9.9
Microsoft Corp.	1.1
Apple, Inc.	0.9
iShares MSCI USA Minimum Volatility ETF	0.8
Alphabet, Inc. Class A	0.7
Amazon.com, Inc.	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.4
Exxon Mobil Corp.	0.3
AstraZeneca PLC (United Kingdom)	0.3
33.3

Market Sectors (% of Fund's net assets)

Financials	9.7
Information Technology	6.4
Industrials	4.9
Consumer Discretionary	3.8
Health Care	3.4
Energy	3.4
Communication Services	3.1
Consumer Staples	1.9
Materials	1.6
Real Estate	0.9
Utilities	0.8

Quality Diversification (% of Fund's net assets)

Equities percentage includes investment in Fidelity Commodity Strategy Central Fund - 0.3%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Written options - (0.1)%
Futures and Swaps - 0.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 31.1%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	1,468	138,602
Fidelity Emerging Markets Equity Central Fund (a)	13,699	2,572,834
Fidelity Hedged Equity Central Fund (a)	3,852	399,573
Fidelity International Equity Central Fund (a)	62,683	5,542,430
Fidelity Real Estate Equity Central Fund (a)	1,150	128,807
Fidelity U.S. Equity Central Fund (a)	68,207	7,931,771
TOTAL EQUITY CENTRAL FUNDS (Cost $16,818,140)		16,714,017

Fixed-Income Central Funds - 37.7%
	Shares	Value ($)
High Yield Fixed-Income Funds - 10.4%
Fidelity Emerging Markets Debt Central Fund (a)	663,642	4,871,134
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	3,053	270,192
Fidelity Floating Rate Central Fund (a)	2,868	281,092
Fidelity High Income Central Fund (a)	1,372	138,719
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,561,137
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	73,240	6,445,140
Fidelity Investment Grade Bond Central Fund (a)	87,905	8,228,829
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		14,673,969
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $22,389,088)		20,235,106

Money Market Central Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,202,805)	1,202,564	1,202,805

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (d) (Cost $19,927)	20,000	19,930

Investment Companies - 0.8%
	Shares	Value ($)
iShares MSCI USA Minimum Volatility ETF (Cost $409,643)	5,542	401,130

Fixed-Income Funds - 28.2%
	Shares	Value ($)
Fidelity International Bond Index Fund (e)	1,107,643	9,835,871
Fidelity Long-Term Treasury Bond Index Fund (e)	580,629	5,289,526
TOTAL FIXED-INCOME FUNDS (Cost $17,205,769)		15,125,397

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $58,045,372)	53,698,385
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,885)
NET ASSETS - 100.0%	53,696,500

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Dec 2023	316,078	(2,020)	(2,020)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,930.
(e)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,079	3,815,576	2,623,850	15,507	-	-	1,202,805	0.0%
Fidelity Commodity Strategy Central Fund	908,745	336,720	1,047,024	16,309	(249,200)	189,361	138,602	0.1%
Fidelity Emerging Markets Debt Central Fund	3,768,817	1,484,661	460,508	271,686	(47,742)	125,906	4,871,134	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	93,400	527,309	372,000	309	(1,818)	23,301	270,192	0.1%
Fidelity Emerging Markets Equity Central Fund	1,110,376	1,852,341	458,992	61,056	(82,723)	151,832	2,572,834	0.1%
Fidelity Floating Rate Central Fund	1,232,257	579,011	1,557,292	76,990	(50,224)	77,340	281,092	0.0%
Fidelity Hedged Equity Central Fund	-	429,958	31,000	72	472	143	399,573	0.1%
Fidelity High Income Central Fund	463,947	282,842	626,835	27,838	(25,994)	44,759	138,719	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	5,315,270	3,722,837	2,073,291	641,523	(438,516)	(81,160)	6,445,140	1.5%
Fidelity International Equity Central Fund	1,556,314	4,551,570	888,589	95,408	14,565	308,570	5,542,430	0.1%
Fidelity Investment Grade Bond Central Fund	5,612,806	6,448,343	3,544,863	303,794	(436,452)	148,995	8,228,829	0.0%
Fidelity Real Estate Equity Central Fund	273,025	197,958	353,745	7,040	(6,260)	17,829	128,807	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,496,971	1,496,971	30	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	6,922,099	3,474,774	3,624,746	191,205	(247,590)	1,407,234	7,931,771	0.1%
Total	27,268,135	29,200,871	19,159,706	1,708,767	(1,571,482)	2,414,110	38,151,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity International Bond Index Fund	8,047,697	4,966,926	3,210,849	166,101	(255,357)	287,454	9,835,871
Fidelity Long-Term Treasury Bond Index Fund	4,381,151	4,386,951	2,850,003	151,329	(738,897)	110,324	5,289,526
	12,428,848	9,353,877	6,060,852	317,430	(994,254)	397,778	15,125,397

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	16,714,017	16,714,017	-	-

Fixed-Income Central Funds	20,235,106	20,235,106	-	-

Money Market Central Funds	1,202,805	1,202,805	-	-

Other Short-Term Investments	19,930	-	19,930	-

Investment Companies	401,130	401,130	-	-

Fixed-Income Funds	15,125,397	15,125,397	-	-
Total Investments in Securities:	53,698,385	53,678,455	19,930	-
Derivative Instruments: Liabilities
Futures Contracts	(2,020)	(2,020)	-	-
Total Liabilities	(2,020)	(2,020)	-	-
Total Derivative Instruments:	(2,020)	(2,020)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(2,020)
Total Interest Rate Risk	0	(2,020)
Total Value of Derivatives	0	(2,020)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $429,570)	$421,060
Fidelity Central Funds (cost $40,410,033)	38,151,928
Other affiliated issuers (cost $17,205,769)	15,125,397

Total Investment in Securities (cost $58,045,372)		$53,698,385
Cash		1,102
Receivable for investments sold		45,956
Receivable for fund shares sold		36,854
Dividends receivable		1,104
Distributions receivable from Fidelity Central Funds		425
Receivable for daily variation margin on futures contracts		469
Total assets		53,784,295
Liabilities
Payable for fund shares redeemed	$66,820
Accrued management fee	17,693
Other payables and accrued expenses	3,282
Total Liabilities		87,795
Net Assets		$53,696,500
Net Assets consist of:
Paid in capital		$60,967,639
Total accumulated earnings (loss)		(7,271,139)
Net Assets		$53,696,500

Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund :
Net Asset Value, offering price and redemption price per share ($20,513,085 ÷ 2,218,815 shares)		$9.25
Class K :
Net Asset Value, offering price and redemption price per share ($33,183,415 ÷ 3,589,771 shares)		$9.24

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends:
Unaffiliated issuers		$9,053
Affiliated issuers		61,387
Interest		837
Income from Fidelity Central Funds (including $30 from security lending)		1,708,767
Total Income		1,780,044
Expenses
Management fee	$195,365
Independent trustees' fees and expenses	176
Miscellaneous	3,283
Total expenses before reductions	198,824
Expense reductions	(469)
Total expenses after reductions		198,355
Net Investment income (loss)		1,581,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(62,037)
Fidelity Central Funds	(1,571,482)
Other affiliated issuers	(994,254)
Futures contracts	(15,931)
Capital gain distributions from underlying funds:
Affiliated issuers	256,043
Total net realized gain (loss)		(2,387,661)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	76,491
Fidelity Central Funds	2,414,110
Other affiliated issuers	397,778
Futures contracts	(370)
Total change in net unrealized appreciation (depreciation)		2,888,009
Net gain (loss)		500,348
Net increase (decrease) in net assets resulting from operations		$2,082,037
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,581,689	$1,099,098
Net realized gain (loss)	(2,387,661)	(210,536)
Change in net unrealized appreciation (depreciation)	2,888,009	(8,250,369)
Net increase (decrease) in net assets resulting from operations	2,082,037	(7,361,807)
Distributions to shareholders	(1,929,841)	(1,166,276)

Share transactions - net increase (decrease)	12,860,633	15,716,403
Total increase (decrease) in net assets	13,012,829	7,188,320

Net Assets
Beginning of period	40,683,671	33,495,351
End of period	$53,696,500	$40,683,671

Financial Highlights
Fidelity® Health Savings Fund

Years ended September 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.28	.16	.08
Net realized and unrealized gain (loss)	.20	(2.02)	.76	.46
Total from investment operations	.49	(1.74)	.92	.54
Distributions from net investment income	(.34)	(.25)	(.11)	(.06)
Distributions from net realized gain	(.05)	(.07)	(.08)	-
Total distributions	(.39)	(.32)	(.19)	(.06)
Net asset value, end of period	$9.25	$9.15	$11.21	$10.48
Total Return D,E	5.36%	(15.98)%	8.81%	5.41%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46%	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.46%	.45%	.45%	.45% H
Expenses net of all reductions	.46%	.45%	.45%	.45% H
Net investment income (loss)	3.11%	2.66%	1.48%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$20,513	$18,399	$16,668	$4,324
Portfolio turnover rate I	46%	29%	31%	43% H

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Health Savings Fund Class K

Years ended September 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.29	.18	.09
Net realized and unrealized gain (loss)	.19	(2.02)	.75	.45
Total from investment operations	.49	(1.73)	.93	.54
Distributions from net investment income	(.35)	(.27)	(.12)	(.06)
Distributions from net realized gain	(.05)	(.07)	(.08)	-
Total distributions	(.40)	(.33) D	(.20)	(.06)
Net asset value, end of period	$9.24	$9.15	$11.21	$10.48
Total Return E,F	5.36%	(15.88)%	8.92%	5.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36%	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.36%	.35%	.35%	.35% I
Expenses net of all reductions	.36%	.35%	.35%	.35% I
Net investment income (loss)	3.21%	2.76%	1.58%	1.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$33,183	$22,284	$16,827	$3,308
Portfolio turnover rate J	46%	29%	31%	43% I

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Loans & Direct Debt Instruments	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	0.03%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Loans & Direct Debt Instruments	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Futures Restricted Securities	0.01%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	0.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$440,419
Gross unrealized depreciation	(5,712,912)
Net unrealized appreciation (depreciation)	$(5,272,493)
Tax Cost	$58,970,878

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$174,594
Capital loss carryforward	$(2,173,241)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,272,493)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(420,457)
Long-term	(1,752,784)
Total capital loss carryforward	$(2,173,241)

The tax character of distributions paid was as follows:

	September 30, 2023	September 30, 2022
Ordinary Income	$1,701,090	$1,092,363
Long-term Capital Gains	228,751	73,913
Total	$1,929,841	$ 1,166,276
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	34,478,129	22,923,084
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Fund	$9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Health Savings Fund	$3	$ -	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $469.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2023	Year ended September 30, 2022
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$816,880	$553,514
Class K	1,112,961	612,762
Total	$ 1,929,841	$ 1,166,276
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2023	Year ended September 30, 2022	Year ended September 30, 2023	Year ended September 30, 2022
Fidelity Health Savings Fund
Fidelity Health Savings Fund
Shares sold	540,289	741,885	$5,127,504	$7,995,080
Reinvestment of distributions	84,506	50,079	786,375	545,571
Shares redeemed	(416,682)	(268,130)	(3,956,063)	(2,817,885)
Net increase (decrease)	208,113	523,834	$1,957,816	$5,722,766
Class K
Shares sold	1,435,056	1,121,709	$13,586,075	$11,928,637
Reinvestment of distributions	118,108	56,311	1,100,944	610,743
Shares redeemed	(398,766)	(243,420)	(3,784,202)	(2,545,743)
Net increase (decrease)	1,154,398	934,600	$10,902,817	$9,993,637
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Health Savings Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Health Savings Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of three years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 15, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. As of September 30, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Fidelity® Health Savings Fund
Fidelity® Health Savings Fund	.46%
Actual		$ 1,000	$ 976.90	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.76	$ 2.33
Class K	.36%
Actual		$ 1,000	$ 976.30	$ 1.78
Hypothetical-B		$ 1,000	$ 1,023.26	$ 1.83

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 43.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,002,577 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
	Fidelity Health Savings Fund	Class K

November, 2022	4%	4%
December, 2022	4%	4%
February, 2023	9%	7%
March, 2023	9%	7%
April, 2023	8%	8%
May, 2023	8%	8%
June, 2023	8%	8%
July, 2023	8%	8%
August, 2023	8%	8%
September, 2023	8%	8%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Fidelity Health Savings Fund	Class K

November, 2022	6.95%	6.46%
December, 2022	7.49%	7.39%
February, 2023	28.65%	24.56%
March, 2023	28.36%	24.81%
April, 2023	27.22%	25.52%
May, 2023	26.84%	25.76%
June, 2023	26.19%	26.19%
July, 2023	26.75%	25.83%
August, 2023	27.19%	25.59%
September, 2023	26.19%	26.19%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Fidelity Health Savings Fund	Class K

November, 2022	0.74%	0.69%
December, 2022	0.80%	0.79%
February, 2023	0.78%	0.67%
March, 2023	0.77%	0.68%
April, 2023	0.74%	0.70%
May, 2023	0.73%	0.70%
June, 2023	0.71%	0.71%
July, 2023	0.73%	0.71%
August, 2023	0.74%	0.70%
September, 2023	0.71%	0.71%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes

Fidelity Health Savings Fund	10/10/2022	$0.0017	$0.0005
Class K	10/10/2022	$0.0017	$0.0005
Fidelity Health Savings Fund	11/07/2022	$0.0003	$0.0001
Class K	11/07/2022	$0.0004	$0.0001
Fidelity Health Savings Fund	12/30/2022	$0.0038	$0.0012
Class K	12/30/2022	$0.0038	$0.0012

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Health Savings Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund or class expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").

The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

1.9897530.103
HSF-ANN-1123
Fidelity® Sustainable Multi-Asset Fund

Annual Report
September 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Life of Fund A
Class A (incl. 5.75% sales charge)	7.03%	-10.52%
Class M (incl. 3.50% sales charge)	9.49%	-9.41%
Class C (incl. contingent deferred sales charge)	11.80%	-7.89%
Fidelity® Sustainable Multi-Asset Fund	13.91%	-6.97%
Class I	13.91%	-6.97%

A   From February 10, 2022
Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Multi-Asset Fund, a class of the fund, on February 10, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2023, continued global economic expansion and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets. After struggling throughout much of 2022, risk assets strongly rebounded the past 12 months, with U.S. large-cap stocks leading the way. In the U.S., the upturn was driven partly by a narrow set of companies in the information technology and communication services sectors amid excitement for generative artificial intelligence applications. Meanwhile, monetary tightening by the U.S. Federal Reserve and other central banks continued amid elevated inflation.
International equities rose 20.60% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. All regions gained, with Europe ex U.K. (+31%) leading the way. Japan (+26%) and the U.K. (+25%) also outperformed, whereas Asia Pacific ex Japan (+11%) lagged by the widest margin. Each of the 11 sectors also advanced, with information technology (+30%), industrials (+29%) and energy (+28%) being the top performers. Conversely, real estate (+5%) lagged the most, followed by consumer staples (+9%).
U.S. stocks gained 20.49% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index, as all but two sectors rose. Information technology (+41%), communication services (+35%) and energy (+29%) led by the widest margins. Conversely, utilities (-7%) and real estate (-1%) lagged most. Growth stocks broadly outpaced value, while larger-caps topped small-caps. Commodities returned -1.30%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds returned 0.64% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid elevated inflation and rising interest rates. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. Short-term U.S. Treasuries (+4.58%) topped U.S. investment-grade corporate bonds (+3.47%), while commercial mortgage-backed securities returned (+1.19%) and agencies gained (+2.10%). Outside the index, leveraged loans (+13.39%), U.S. high-yield bonds (+8.24%) and emerging-markets debt (+8.61%) rose, whereas Treasury Inflation-Protected Securities (+1.25%) experienced a modest gain.
Comments from Co-Portfolio Managers Bruno Weinberg Crocco and Finola McGuire Foley:
For the fiscal year, the fund's share classes gained roughly 13% to 14%, compared with a 15.24% advance for the Fidelity® Sustainable Multi-Asset Composite Index. The performance of the underlying investment portfolios was the primary reason for the Fund's underperformance of the Composite index, especially among the non-U.S. equity portfolios. More specifically, Fidelity® Sustainable International Equity Fund returned 16.25% for the 12 months, trailing the 25.73% gain of its benchmark, the MSCI EAFE ESG Leaders Index. Modestly offsetting that weak relative performance was an investment in Fidelity® Sustainable Emerging Markets Equity Fund (+12.62%), which outpaced its benchmark, the MSCI Emerging Markets ESG Leaders Index (+10.47%). Elsewhere, the Fund's allocation to Fidelity® Sustainable Core Investment Grade Bond Fund (+1.32%) added relative value, topping the 0.64% result of the Bloomberg U.S. Aggregate Bond Index. Meanwhile, active asset allocation contributed to the Fund's relative result this period. In particular, an underweight in U.S. investment-grade bonds was helpful, as was an overweight in non-U.S. equities. Conversely, an overweight in U.S. Treasury Inflation-Protected Securities detracted from the Fund's relative performance.
Note to shareholders: Application of FMR's environmental, social and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries, and may affect the portfolios' performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Sustainability Index Fund	25.9
Fidelity Sustainable International Equity Fund	17.9
Fidelity Sustainable Core Plus Bond Fund	12.3
Fidelity Sustainable U.S. Equity ETF	10.9
Fidelity International Sustainability Index Fund	7.0
Fidelity Sustainable Emerging Markets Equity Fund	6.8
Fidelity Inflation-Protected Bond Index Fund	6.1
Fidelity Long-Term Treasury Bond Index Fund	5.0
Fidelity Sustainability Bond Index Fund	4.1
Fidelity Sustainable Low Duration Bond Fund	4.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 36.8%
	Shares	Value ($)
Fidelity Sustainable U.S. Equity ETF (a)	72,676	1,461,100
Fidelity U.S. Sustainability Index Fund (a)	181,902	3,485,249
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,587,541)		4,946,349

International Equity Funds - 31.7%
	Shares	Value ($)
Fidelity International Sustainability Index Fund (a)	85,736	935,377
Fidelity Sustainable Emerging Markets Equity Fund (a)	120,290	920,216
Fidelity Sustainable International Equity Fund (a)	298,346	2,404,669
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,320,985)		4,260,262

Bond Funds - 31.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	91,631	820,095
Fidelity Long-Term Treasury Bond Index Fund (a)	73,938	673,572
Fidelity Sustainability Bond Index Fund (a)	62,705	554,310
Fidelity Sustainable Core Plus Bond Fund (a)	186,829	1,653,438
Fidelity Sustainable Low Duration Bond Fund (a)	53,090	538,331
TOTAL BOND FUNDS (Cost $4,506,332)		4,239,746

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $348)	348	348

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,415,206)	13,446,705
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,205
NET ASSETS - 100.0%	13,448,910

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	464	288,676	288,792	121	-	-	348	0.0%
Total	464	288,676	288,792	121	-	-	348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	442,310	905,510	475,153	54,755	(27,060)	(25,512)	820,095
Fidelity International Sustainability Index Fund	330,703	747,070	199,166	11,780	(7,788)	64,558	935,377
Fidelity Long-Term Treasury Bond Index Fund	247,345	762,563	251,353	14,685	(20,662)	(64,321)	673,572
Fidelity Sustainability Bond Index Fund	165,311	542,841	134,519	10,890	(1,648)	(17,675)	554,310
Fidelity Sustainable Core Plus Bond Fund	497,093	1,627,468	407,730	44,821	(7,476)	(55,917)	1,653,438
Fidelity Sustainable Emerging Markets Equity Fund	319,811	891,403	322,324	3,459	(1,341)	32,667	920,216
Fidelity Sustainable International Equity Fund	876,458	1,921,866	502,259	7,257	(22,323)	130,927	2,404,669
Fidelity Sustainable Low Duration Bond Fund	70,084	668,660	206,442	7,552	241	5,788	538,331
Fidelity Sustainable U.S. Equity ETF	569,900	790,318	48,882	10,862	(389)	150,153	1,461,100
Fidelity U.S. Sustainability Index Fund	1,349,419	3,624,748	1,929,313	27,537	(43,768)	484,163	3,485,249
	4,868,434	12,482,447	4,477,141	193,598	(132,214)	704,831	13,446,357

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,946,349	4,946,349	-	-

International Equity Funds	4,260,262	4,260,262	-	-

Bond Funds	4,239,746	4,239,746	-	-

Short-Term Funds	348	348	-	-
Total Investments in Securities:	13,446,705	13,446,705	-	-

Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $348)	$348
Other affiliated issuers (cost $13,414,858)	13,446,357

Total Investment in Securities (cost $13,415,206)		$13,446,705
Cash		2,689
Receivable for investments sold		977
Receivable for fund shares sold		72,375
Distributions receivable from Fidelity Central Funds		2
Receivable from investment adviser for expense reductions		575
Total assets		13,523,323
Liabilities
Payable for investments purchased	$72,724
Accrued management fee	1,133
Distribution and service plan fees payable	416
Other payables and accrued expenses	140
Total Liabilities		74,413
Net Assets		$13,448,910
Net Assets consist of:
Paid in capital		$13,605,864
Total accumulated earnings (loss)		(156,954)
Net Assets		$13,448,910

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($284,969 ÷ 32,707 shares)(a)		$8.71
Maximum offering price per share (100/94.25 of $8.71)		$9.24
Class M :
Net Asset Value and redemption price per share ($205,772 ÷ 23,660 shares)(a)		$8.70
Maximum offering price per share (100/96.50 of $8.70)		$9.02
Class C :
Net Asset Value and offering price per share ($311,990 ÷ 36,033 shares)(a)		$8.66
Fidelity Sustainable Multi-Asset Fund :
Net Asset Value, offering price and redemption price per share ($11,866,246 ÷ 1,359,279 shares)		$8.73
Class I :
Net Asset Value, offering price and redemption price per share ($779,933 ÷ 89,342 shares)		$8.73
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends:
Affiliated issuers		$193,598
Income from Fidelity Central Funds		121
Total Income		193,719
Expenses
Management fee	$9,902
Distribution and service plan fees	4,386
Independent trustees' fees and expenses	32
Miscellaneous	141
Total expenses before reductions	14,461
Expense reductions	(5,197)
Total expenses after reductions		9,264
Net Investment income (loss)		184,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(132,214)
Total net realized gain (loss)		(132,214)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	704,831
Total change in net unrealized appreciation (depreciation)		704,831
Net gain (loss)		572,617
Net increase (decrease) in net assets resulting from operations		$757,072
Statement of Changes in Net Assets

	Year ended September 30, 2023	For the period February 10, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,455	$7,371
Net realized gain (loss)	(132,214)	(120,181)
Change in net unrealized appreciation (depreciation)	704,831	(673,332)
Net increase (decrease) in net assets resulting from operations	757,072	(786,142)
Distributions to shareholders	(127,886)	-

Share transactions - net increase (decrease)	7,949,542	5,656,324
Total increase (decrease) in net assets	8,578,728	4,870,182

Net Assets
Beginning of period	4,870,182	-
End of period	$13,448,910	$4,870,182

Financial Highlights
Fidelity Advisor® Sustainable Multi-Asset Fund Class A

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.02
Net realized and unrealized gain (loss)	.91	(2.23)
Total from investment operations	1.05	(2.21)
Distributions from net investment income	(.13)	-
Total distributions	(.13)	-
Net asset value, end of period	$8.71	$7.79
Total Return D,E,F	13.56%	(22.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.35% I
Expenses net of fee waivers, if any	.30%	.30% I
Expenses net of all reductions	.30%	.30% I
Net investment income (loss)	1.66%	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$285	$163
Portfolio turnover rate J	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class M

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	- D
Net realized and unrealized gain (loss)	.92	(2.23)
Total from investment operations	1.04	(2.23)
Distributions from net investment income	(.11)	-
Total distributions	(.11)	-
Net asset value, end of period	$8.70	$7.77
Total Return E,F,G	13.46%	(22.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60%	.60% J
Expenses net of fee waivers, if any	.55%	.55% J
Expenses net of all reductions	.55%	.55% J
Net investment income (loss)	1.41%	.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$206	$169
Portfolio turnover rate K	45%	111% J

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class C

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	(.03)
Net realized and unrealized gain (loss)	.91	(2.22)
Total from investment operations	.99	(2.25)
Distributions from net investment income	(.08)	-
Total distributions	(.08)	-
Net asset value, end of period	$8.66	$7.75
Total Return D,E,F	12.80%	(22.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10%	1.10% I
Expenses net of fee waivers, if any	1.05%	1.05% I
Expenses net of all reductions	1.05%	1.05% I
Net investment income (loss)	.91%	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$312	$229
Portfolio turnover rate J	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Multi-Asset Fund

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.03
Net realized and unrealized gain (loss)	.91	(2.23)
Total from investment operations	1.08	(2.20)
Distributions from net investment income	(.15)	-
Total distributions	(.15)	-
Net asset value, end of period	$8.73	$7.80
Total Return D,E	13.91%	(22.00)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10% H
Expenses net of fee waivers, if any	.05%	.05% H
Expenses net of all reductions	.05%	.05% H
Net investment income (loss)	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,866	$4,010
Portfolio turnover rate I	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class I

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.03
Net realized and unrealized gain (loss)	.91	(2.23)
Total from investment operations	1.08	(2.20)
Distributions from net investment income	(.15)	-
Total distributions	(.15)	-
Net asset value, end of period	$8.73	$7.80
Total Return D,E	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10% H
Expenses net of fee waivers, if any	.05%	.05% H
Expenses net of all reductions	.05%	.05% H
Net investment income (loss)	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$780	$300
Portfolio turnover rate I	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Multi-Asset Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$422,716
Gross unrealized depreciation	(589,221)
Net unrealized appreciation (depreciation)	$(166,505)
Tax Cost	$13,613,210

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$63,942
Capital loss carryforward	$(54,390)
Net unrealized appreciation (depreciation) on securities and other investments	$(166,505)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(44,302)
Long-term	(10,088)
Total capital loss carryforward	$(54,390)

The tax character of distributions paid was as follows:

September 30, 2023
Ordinary Income	$127,886
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	12,482,447	4,477,141
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$560	$441
Class M	.25%	.25%	986	878
Class C	.75%	.25%	2,840	2,307
			$4,386	$ 3,626

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$28
Class M	4
$32

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Sustainable Multi-Asset Fund	$ 4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.30%	$112
Class M	.55%	99
Class C	1.05%	141
Fidelity Sustainable Multi-Asset Fund	.05%	4,258
Class I	.05%	344
		$4,954

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $195. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$3
Class M	3
Class C	4
Fidelity Sustainable Multi-Asset Fund	38
$48
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2023	Year ended September 30, 2022
Fidelity Sustainable Multi-Asset Fund
Distributions to shareholders
Class A	$2,921	$ -
Class M	2,413	-
Class C	2,356	-
Fidelity Sustainable Multi-Asset Fund	111,228	-
Class I	8,968	-
Total	$127,886	$-
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2023	Year ended September 30, 2022 A	Year ended September 30, 2023	Year ended September 30, 2022 A
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	11,609	21,029	$102,638	$209,320
Reinvestment of distributions	351	-	3,088	-
Shares redeemed	(227)	(55)	(1,972)	(462)
Net increase (decrease)	11,733	20,974	$103,754	$208,858
Class M
Shares sold	1,680	21,690	$14,859	$214,500
Reinvestment of distributions	290	-	2,413	-
Net increase (decrease)	1,970	21,690	$17,272	$214,500
Class C
Shares sold	6,801	29,553	$59,944	$287,500
Reinvestment of distributions	283	-	2,356	-
Shares redeemed	(604)	-	(5,396)	-
Net increase (decrease)	6,480	29,553	$56,904	$287,500
Fidelity Sustainable Multi-Asset Fund
Shares sold	1,087,736	577,511	$9,492,988	$5,157,892
Reinvestment of distributions	9,927	-	82,677	-
Shares redeemed	(252,506)	(63,389)	(2,227,321)	(568,256)
Net increase (decrease)	845,157	514,122	$7,348,344	$4,589,636
Class I
Shares sold	71,544	39,415	$609,786	$364,524
Reinvestment of distributions	983	-	8,185	-
Shares redeemed	(21,589)	(1,011)	(194,703)	(8,694)
Net increase (decrease)	50,938	38,404	$423,268	$355,830

A For the period February 10, 2022 (commencement of operations) through September 30, 2022.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	20%
Fidelity Sustainable International Equity Fund	33%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Sustainable Multi-Asset Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Multi-Asset Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from February 10, 2022 (commencement of operations) through September 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from February 10, 2022 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. As of September 30, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Fidelity® Sustainable Multi-Asset Fund
Class A	.30%
Actual		$ 1,000	$ 988.60	$ 1.50
Hypothetical-B		$ 1,000	$ 1,023.56	$ 1.52
Class M	.55%
Actual		$ 1,000	$ 988.60	$ 2.74
Hypothetical-B		$ 1,000	$ 1,022.31	$ 2.79
Class C	1.05%
Actual		$ 1,000	$ 986.30	$ 5.23
Hypothetical-B		$ 1,000	$ 1,019.80	$ 5.32
Fidelity® Sustainable Multi-Asset Fund	.05%
Actual		$ 1,000	$ 990.90	$ .25
Hypothetical-B		$ 1,000	$ 1,024.82	$ .25
Class I	.05%
Actual		$ 1,000	$ 990.90	$ .25
Hypothetical-B		$ 1,000	$ 1,024.82	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 44.74% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $70,015 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $4,758 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 27% and 24%; Class M designates 31% and 24%; Class C designates 44% and 24%; Fidelity Sustainable Multi-Asset Fund designates 24% and 24%; and Class I designates 24% and 24%; of the dividends distributed December 29th and 30th, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 45.55% and 42.43%; Class M designates 53.25% and 42.43%; Class C designates 74.46% and 42.43%; Fidelity Sustainable Multi-Asset Fund designates 40.06% and 42.43%; and Class I designates 40.06% and 42.43%; of the dividends distributed December 29th and 30th, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.34% and 0.32%; Class M designates 0.40% and 0.32%; Class C designates 0.55% and 0.32%; Fidelity Sustainable Multi-Asset Fund designates 0.30% and 0.32%; and Class I designates 0.30% and 0.32%; of the dividends distributed December 29th and 30th, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Insert Fund Name
Class A	12/30/22	$0.0277	$0.0053
Class M	12/30/22	$0.0237	$0.0053
Class C	12/30/22	$0.0169	$0.0053
Fidelity Sustainable Multi-Asset Fund	12/30/22	$0.0315	$0.0053
Class I	12/30/22	$0.0315	$0.0053

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Multi-Asset Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contract was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the fund, including the backgrounds and experience of investment personnel and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the investment adviser the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund or class expenses paid by FMR under the fund's management contract, such as transfer agent fees, fund-paid 12b-1 fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022. The fund has a unitary fee that covers services and fees beyond those related to portfolio management services, unlike the majority of funds within its mapped group. The Board noted that when compared to competitors based on total expenses, the total expense ratio of the retail class ranked below the competitive median.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.30%, 0.55%, 1.05%, 0.05%, and 0.05% through January 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2024.

1.9904616.101
MAF-ANN-1123
Moderate with Income Allocation Fund
Balanced Allocation Fund
Growth Allocation Fund
Aggressive Growth Allocation Fund

Annual Report
September 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Moderate with Income Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Balanced Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Aggressive Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Moderate with Income Allocation Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Life of Fund A
Moderate with Income Allocation Fund	6.90%	-4.96%

A   From February 9, 2022
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Moderate with Income Allocation Fund, on February 9, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Balanced Allocation Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Life of Fund A
Balanced Allocation Fund	10.62%	-4.95%

A   From February 9, 2022
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Balanced Allocation Fund, on February 9, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Growth Allocation Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Life of Fund A
Growth Allocation Fund	14.55%	-4.68%

A   From February 9, 2022
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Growth Allocation Fund, on February 9, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Aggressive Growth Allocation Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Life of Fund A
Aggressive Growth Allocation Fund	17.49%	-4.67%

A   From February 9, 2022
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Aggressive Growth Allocation Fund, on February 9, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2023, continued global economic expansion and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets. After struggling throughout much of 2022, risk assets strongly rebounded the past 12 months, with U.S. large-cap stocks leading the way. In the U.S., the upturn was driven partly by a narrow set of companies in the information technology and communication services sectors amid excitement for generative artificial intelligence applications. Meanwhile, monetary tightening by the U.S. Federal Reserve and other central banks continued amid elevated inflation. Against this backdrop, U.S. stocks gained 20.49% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index, as all but two sectors rose. Information technology (+41%), communication services (+35%) and energy (+29%) led by the widest margins. Conversely, utilities (-7%) and real estate (-1%) lagged most. Growth stocks broadly outpaced value, while larger-caps topped small-caps. Commodities returned -1.30%, according to the Bloomberg Commodity Index Total Return. Overseas, international equities rose 20.60% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. All regions gained, with Europe ex U.K. (+31%) leading the way. Japan (+26%) and the U.K. (+25%) also outperformed, whereas Asia Pacific ex Japan (+11%) lagged by the widest margin. Each of the 11 sectors also advanced, with information technology (+30%), industrials (+29%) and energy (+28%) being the top performers. Conversely, real estate (+5%) lagged the most, followed by consumer staples (+9%). Turning to fixed income, U.S. taxable investment-grade bonds returned 0.64% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid elevated inflation and rising interest rates. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. Short-term U.S. Treasuries (+4.58%) topped U.S. investment-grade corporate bonds (+3.47%), while commercial mortgage-backed securities returned (+1.19%) and agencies gained (+2.10%). Outside the index, leveraged loans (+13.39%), U.S. high-yield bonds (+8.24%) and emerging-markets debt (+8.61%) rose, whereas Treasury Inflation-Protected Securities (+1.25%) experienced a modest gain.
Comments from Co-Portfolio Managers Sharon Dolan and Kristina Stookey:
For the fiscal year ending September 30, 2023, the four index-based asset allocation funds posted gains ranging from about 7% to 17%, closely tracking their respective Composite benchmarks. During the 12-month period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance. The Dow Jones U.S. Total Stock Market Index rose 20.49%, driven higher by the growth-oriented information technology (+41%) and communication services (+35%) sectors. Also within the index, energy (+29%) and industrials (+24%) stocks fared quite well. On the other hand, utilities (-7%), real estate (-1%), health care (+6%) and consumer staples (+7%) notably underperformed the broader equity market. Outside the U.S., stock performance was comparable, as measured by the 20.40% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Europe (+31%) posted strong results, led by Italy, Denmark (+55% each) and Ireland (+47%). The U.K. and Japan also outperformed, rising 25% and 26% respectively. In contrast, equity markets in Finland (+2%), Portugal (+11%) and Switzerland (+17%) lagged. Emerging-markets (+12%) were unable to keep pace with their developed-market counterparts, though Hungary, Turkey (+76% each) and Greece (+71%) stood out to the upside. Meanwhile, several Middle East economies came under pressure during the period, particularly Qatar (-18%), Saudi Arabia (-6%) and Kuwait (-2%). Other major EM economies like China (+5%) and India (+11%) underperformed as well. As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index gained 0.64% as short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries and Treasury Inflation-Protected Securities. Conversely, U.S. mortgage-backed securities lagged. Policy action by the Fed also was a factor driving the performance of short-term bonds (+2.62%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Moderate with Income Allocation Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Bond Index Fund	50.2
Fidelity Total Market Index Fund	20.8
Fidelity Short-Term Bond Index Fund	20.1
Fidelity Total International Index Fund	8.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Moderate with Income Allocation Fund
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $44,243)	383	45,508

International Equity Funds - 8.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $20,203)	1,584	19,483

Bond Funds - 70.3%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	4,625	43,933
Fidelity U.S. Bond Index Fund (a)	11,106	109,509
TOTAL BOND FUNDS (Cost $165,831)		153,442

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $230,277)	218,433
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100.0%	218,427

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	31,835	18,639	6,855	614	(111)	425	43,933
Fidelity Total International Index Fund	14,076	7,671	4,826	380	(534)	3,096	19,483
Fidelity Total Market Index Fund	32,681	18,263	12,373	583	(915)	7,852	45,508
Fidelity U.S. Bond Index Fund	79,280	46,850	13,619	2,852	(1,233)	(1,769)	109,509
	157,872	91,423	37,673	4,429	(2,793)	9,604	218,433

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	45,508	45,508	-	-

International Equity Funds	19,483	19,483	-	-

Bond Funds	153,442	153,442	-	-
Total Investments in Securities:	218,433	218,433	-	-

Moderate with Income Allocation Fund
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $230,277)	$218,433

Total Investment in Securities (cost $230,277)		$218,433
Receivable for investments sold		843
Receivable for fund shares sold		151
Receivable from investment adviser for expense reductions		6
Total assets		219,433
Liabilities
Payable for investments purchased	$994
Other payables and accrued expenses	12
Total Liabilities		1,006
Net Assets		$218,427
Net Assets consist of:
Paid in capital		$233,094
Total accumulated earnings (loss)		(14,667)
Net Assets		$218,427
Net Asset Value, offering price and redemption price per share ($218,427 ÷ 24,421 shares)		$8.94

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends:
Affiliated issuers		$4,429
Expenses
Management fee	$200
Proxy	12
Total expenses before reductions	212
Expense reductions	(206)
Total expenses after reductions		6
Net Investment income (loss)		4,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,793)
Total net realized gain (loss)		(2,793)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	9,604
Total change in net unrealized appreciation (depreciation)		9,604
Net gain (loss)		6,811
Net increase (decrease) in net assets resulting from operations		$11,234
Statement of Changes in Net Assets

	Year ended September 30, 2023	For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,423	$1,215
Net realized gain (loss)	(2,793)	(508)
Change in net unrealized appreciation (depreciation)	9,604	(21,448)
Net increase (decrease) in net assets resulting from operations	11,234	(20,741)
Distributions to shareholders	(4,231)	(927)

Share transactions
Proceeds from sales of shares	97,410	178,618
Reinvestment of distributions	4,231	927
Cost of shares redeemed	(48,089)	(5)

Net increase (decrease) in net assets resulting from share transactions	53,552	179,540
Total increase (decrease) in net assets	60,555	157,872

Net Assets
Beginning of period	157,872	-
End of period	$218,427	$157,872

Other Information
Shares
Sold	10,755	18,354
Issued in reinvestment of distributions	472	101
Redeemed	(5,260)	(1)
Net increase (decrease)	5,967	18,454

Financial Highlights
Moderate with Income Allocation Fund

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.08
Net realized and unrealized gain (loss)	.39	(1.47)
Total from investment operations	.59	(1.39)
Distributions from net investment income	(.20)	(.06)
Total distributions	(.20)	(.06)
Net asset value, end of period	$8.94	$8.55
Total Return D,E	6.90%	(13.93)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.11%	.10% H
Expenses net of fee waivers, if any	-%	-% H
Expenses net of all reductions	-%	-% H
Net investment income (loss)	2.21%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$218	$158
Portfolio turnover rate I	19%	11% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Balanced Allocation Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Bond Index Fund	40.2
Fidelity Total Market Index Fund	34.8
Fidelity Total International Index Fund	14.9
Fidelity Short-Term Bond Index Fund	10.1
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Balanced Allocation Fund
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 34.8%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $151,361)	1,286	153,027

International Equity Funds - 14.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $67,663)	5,330	65,563

Bond Funds - 50.3%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	4,674	44,406
Fidelity U.S. Bond Index Fund (a)	17,927	176,761
TOTAL BOND FUNDS (Cost $238,068)		221,167

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $457,092)	439,757
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25)
NET ASSETS - 100.0%	439,732

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	25,588	25,084	6,524	536	(85)	343	44,406
Fidelity Total International Index Fund	37,701	34,580	13,280	1,053	(1,041)	7,603	65,563
Fidelity Total Market Index Fund	87,411	78,888	31,527	1,612	(1,643)	19,898	153,027
Fidelity U.S. Bond Index Fund	101,723	101,131	21,219	3,965	(630)	(4,244)	176,761
	252,423	239,683	72,550	7,166	(3,399)	23,600	439,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	153,027	153,027	-	-

International Equity Funds	65,563	65,563	-	-

Bond Funds	221,167	221,167	-	-
Total Investments in Securities:	439,757	439,757	-	-

Balanced Allocation Fund
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $457,092)	$439,757

Total Investment in Securities (cost $457,092)		$439,757
Receivable for investments sold		1,240
Receivable for fund shares sold		1,149
Receivable from investment adviser for expense reductions		11
Total assets		442,157
Liabilities
Payable for investments purchased	$2,404
Other payables and accrued expenses	21
Total Liabilities		2,425
Net Assets		$439,732
Net Assets consist of:
Paid in capital		$459,623
Total accumulated earnings (loss)		(19,891)
Net Assets		$439,732
Net Asset Value, offering price and redemption price per share ($439,732 ÷ 48,945 shares)		$8.98

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends:
Affiliated issuers		$7,166
Expenses
Management fee	$349
Independent trustees' fees and expenses	1
Proxy	22
Total expenses before reductions	372
Expense reductions	(360)
Total expenses after reductions		12
Net Investment income (loss)		7,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,399)
Total net realized gain (loss)		(3,399)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	23,600
Total change in net unrealized appreciation (depreciation)		23,600
Net gain (loss)		20,201
Net increase (decrease) in net assets resulting from operations		$27,355
Statement of Changes in Net Assets

	Year ended September 30, 2023	For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,154	$1,452
Net realized gain (loss)	(3,399)	(684)
Change in net unrealized appreciation (depreciation)	23,600	(40,935)
Net increase (decrease) in net assets resulting from operations	27,355	(40,167)
Distributions to shareholders	(6,373)	(706)

Share transactions
Proceeds from sales of shares	260,248	296,747
Reinvestment of distributions	6,373	706
Cost of shares redeemed	(100,294)	(4,157)

Net increase (decrease) in net assets resulting from share transactions	166,327	293,296
Total increase (decrease) in net assets	187,309	252,423

Net Assets
Beginning of period	252,423	-
End of period	$439,732	$252,423

Other Information
Shares
Sold	28,900	30,805
Issued in reinvestment of distributions	726	79
Redeemed	(11,125)	(440)
Net increase (decrease)	18,501	30,444

Financial Highlights
Balanced Allocation Fund

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.06
Net realized and unrealized gain (loss)	.69	(1.74)
Total from investment operations	.87	(1.68)
Distributions from net investment income	(.18)	(.03)
Total distributions	(.18)	(.03)
Net asset value, end of period	$8.98	$8.29
Total Return D,E	10.62%	(16.81)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.11%	.10% H
Expenses net of fee waivers, if any	-%	-% H
Expenses net of all reductions	-%	-% H
Net investment income (loss)	2.05%	1.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$440	$252
Portfolio turnover rate I	21%	12% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Allocation Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Market Index Fund	48.8
Fidelity U.S. Bond Index Fund	25.1
Fidelity Total International Index Fund	21.0
Fidelity Short-Term Bond Index Fund	5.1
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Growth Allocation Fund
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 48.8%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $257,816)	2,216	263,577

International Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $115,068)	9,211	113,293

Bond Funds - 30.2%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	2,873	27,290
Fidelity U.S. Bond Index Fund (a)	13,775	135,819
TOTAL BOND FUNDS (Cost $176,637)		163,109

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $549,521)	539,979
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25)
NET ASSETS - 100.0%	539,954

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	17,365	15,594	5,884	362	(7)	222	27,290
Fidelity Total International Index Fund	71,347	56,632	28,229	2,169	(1,192)	14,735	113,293
Fidelity Total Market Index Fund	165,312	125,689	62,817	3,287	(346)	35,739	263,577
Fidelity U.S. Bond Index Fund	85,923	79,822	26,381	3,354	(354)	(3,191)	135,819
	339,947	277,737	123,311	9,172	(1,899)	47,505	539,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	263,577	263,577	-	-

International Equity Funds	113,293	113,293	-	-

Bond Funds	163,109	163,109	-	-
Total Investments in Securities:	539,979	539,979	-	-

Growth Allocation Fund
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $549,521)	$539,979

Total Investment in Securities (cost $549,521)		$539,979
Receivable for investments sold		1,551
Receivable for fund shares sold		1,487
Receivable from investment adviser for expense reductions		18
Total assets		543,035
Liabilities
Payable for investments purchased	$3,050
Other payables and accrued expenses	31
Total Liabilities		3,081
Net Assets		$539,954
Net Assets consist of:
Paid in capital		$554,742
Total accumulated earnings (loss)		(14,788)
Net Assets		$539,954
Net Asset Value, offering price and redemption price per share ($539,954 ÷ 59,390 shares)		$9.09

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends:
Affiliated issuers		$9,172
Expenses
Management fee	$473
Independent trustees' fees and expenses	2
Proxy	32
Total expenses before reductions	507
Expense reductions	(491)
Total expenses after reductions		16
Net Investment income (loss)		9,156
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,899)
Total net realized gain (loss)		(1,899)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	47,505
Total change in net unrealized appreciation (depreciation)		47,505
Net gain (loss)		45,606
Net increase (decrease) in net assets resulting from operations		$54,762
Statement of Changes in Net Assets

	Year ended September 30, 2023	For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,156	$1,350
Net realized gain (loss)	(1,899)	(6,503)
Change in net unrealized appreciation (depreciation)	47,505	(57,047)
Net increase (decrease) in net assets resulting from operations	54,762	(62,200)
Distributions to shareholders	(7,126)	-

Share transactions
Proceeds from sales of shares	257,090	445,709
Reinvestment of distributions	7,126	-
Cost of shares redeemed	(111,845)	(43,562)

Net increase (decrease) in net assets resulting from share transactions	152,371	402,147
Total increase (decrease) in net assets	200,007	339,947

Net Assets
Beginning of period	339,947	-
End of period	$539,954	$339,947

Other Information
Shares
Sold	28,875	47,105
Issued in reinvestment of distributions	835	-
Redeemed	(12,450)	(4,975)
Net increase (decrease)	17,260	42,130

Financial Highlights
Growth Allocation Fund

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.04
Net realized and unrealized gain (loss)	1.00	(1.97)
Total from investment operations	1.17	(1.93)
Distributions from net investment income	(.15)	-
Total distributions	(.15)	-
Net asset value, end of period	$9.09	$8.07
Total Return D,E	14.55%	(19.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.11%	.10% H
Expenses net of fee waivers, if any	-%	-% H
Expenses net of all reductions	-%	-% H
Net investment income (loss)	1.94%	.73% H
Supplemental Data
Net assets, end of period (000 omitted)	$540	$340
Portfolio turnover rate I	26%	34% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Aggressive Growth Allocation Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Market Index Fund	59.9
Fidelity Total International Index Fund	25.0
Fidelity U.S. Bond Index Fund	15.1
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Aggressive Growth Allocation Fund
Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 59.9%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $432,436)	3,730	443,650

International Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $188,157)	15,081	185,495

Bond Funds - 15.1%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $120,924)	11,368	112,091

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $741,517)	741,236
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19)
NET ASSETS - 100.0%	741,217

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Total International Index Fund	88,592	110,327	29,205	2,808	(2,160)	17,941	185,495
Fidelity Total Market Index Fund	210,960	253,786	69,788	4,378	(1,155)	49,847	443,650
Fidelity U.S. Bond Index Fund	53,774	78,119	16,309	2,462	(463)	(3,030)	112,091
	353,326	442,232	115,302	9,648	(3,778)	64,758	741,236

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	443,650	443,650	-	-

International Equity Funds	185,495	185,495	-	-

Bond Funds	112,091	112,091	-	-
Total Investments in Securities:	741,236	741,236	-	-

Aggressive Growth Allocation Fund
Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $741,517)	$741,236

Total Investment in Securities (cost $741,517)		$741,236
Receivable for investments sold		1,032
Receivable for fund shares sold		2,373
Receivable from investment adviser for expense reductions		21
Total assets		744,662
Liabilities
Payable for investments purchased	$3,405
Other payables and accrued expenses	40
Total Liabilities		3,445
Net Assets		$741,217
Net Assets consist of:
Paid in capital		$745,578
Total accumulated earnings (loss)		(4,361)
Net Assets		$741,217
Net Asset Value, offering price and redemption price per share ($741,217 ÷ 81,609 shares)		$9.08

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends:
Affiliated issuers		$9,648
Expenses
Management fee	$574
Independent trustees' fees and expenses	2
Proxy	38
Total expenses before reductions	614
Expense reductions	(595)
Total expenses after reductions		19
Net Investment income (loss)		9,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,778)
Total net realized gain (loss)		(3,778)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	64,758
Total change in net unrealized appreciation (depreciation)		64,758
Net gain (loss)		60,980
Net increase (decrease) in net assets resulting from operations		$70,609
Statement of Changes in Net Assets

	Year ended September 30, 2023	For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,629	$880
Net realized gain (loss)	(3,778)	(2,613)
Change in net unrealized appreciation (depreciation)	64,758	(65,039)
Net increase (decrease) in net assets resulting from operations	70,609	(66,772)
Distributions to shareholders	(8,054)	-

Share transactions
Proceeds from sales of shares	439,935	437,529
Reinvestment of distributions	8,054	-
Cost of shares redeemed	(122,652)	(17,432)

Net increase (decrease) in net assets resulting from share transactions	325,337	420,097
Total increase (decrease) in net assets	387,892	353,325

Net Assets
Beginning of period	353,325	-
End of period	$741,217	$353,325

Other Information
Shares
Sold	49,552	46,920
Issued in reinvestment of distributions	959	-
Redeemed	(13,810)	(2,012)
Net increase (decrease)	36,701	44,908

Financial Highlights
Aggressive Growth Allocation Fund

Years ended September 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.03
Net realized and unrealized gain (loss)	1.21	(2.16)
Total from investment operations	1.36	(2.13)
Distributions from net investment income	(.15)	-
Distributions from net realized gain	- D	-
Total distributions	(.15)	-
Net asset value, end of period	$9.08	$7.87
Total Return E,F	17.49%	(21.30)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.11%	.10% I
Expenses net of fee waivers, if any	-%	-% I
Expenses net of all reductions	-%	-% I
Net investment income (loss)	1.68%	.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$741	$353
Portfolio turnover rate J	20%	14% I

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund (the Funds) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Moderate with Income Allocation Fund	$233,009	$1,903	$(16,479)	$(14,576)
Balanced Allocation Fund	461,196	5,315	(26,754)	(21,439)
Growth Allocation Fund	555,885	11,873	(27,779)	(15,906)
Aggressive Growth Allocation Fund	748,002	19,531	(26,297)	(6,766)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Moderate with Income Allocation Fund	$479	$(569)	$(14,576)
Balanced Allocation Fund	1,548	-	(21,439)
Growth Allocation Fund	3,157	(2,038)	(15,906)
Aggressive Growth Allocation Fund	2,428	(23)	(6,766)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Moderate with Income Allocation Fund	$ (197)	$ (372)	$ (569)
Growth Allocation Fund	(1,655)	(383)	(2,038)
Aggressive Growth Allocation Fund	-	(23)	(23)

Due to large subscriptions in a prior period, Balanced Allocation Fund and Aggressive Growth Allocation Fund are subject to annual limits on their use of some of their unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Funds from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

September 30, 2023
Ordinary Income
Moderate with Income Allocation Fund	$4,231
Balanced Allocation Fund	6,373
Growth Allocation Fund	7,126
Aggressive Growth Allocation Fund	8,054

September 30, 2022
Ordinary Income
Moderate with Income Allocation Fund	$927
Balanced Allocation Fund	706
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Moderate with Income Allocation Fund	91,423	37,673
Balanced Allocation Fund	239,683	72,550
Growth Allocation Fund	277,737	123,311
Aggressive Growth Allocation Fund	442,232	115,302
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2027. For the period, management fees were reduced by the following amounts:
Management Fee Waiver
Moderate with Income Allocation Fund	$200
Balanced Allocation Fund	$349
Growth Allocation Fund	$473
Aggressive Growth Allocation Fund	$574

The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets on an annual basis. This reimbursement will remain in place through January 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:
Reimbursement
Moderate with Income Allocation Fund	$6
Balanced Allocation Fund	$11
Growth Allocation Fund	$18
Aggressive Growth Allocation Fund	$21
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Moderate with Income Allocation Fund	28%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and Shareholders of Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund (four of the funds constituting Fidelity Charles Street Trust, hereafter collectively referred to as the "Funds") as of September 30, 2023, the related statements of operations for the year ended September 30, 2023, and the statements of changes in net assets and the financial highlights for the year ended September 30, 2023 and for the period February 9, 2022 (commencement of operations) through September 30, 2022, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of each of their operations for the year ended September 30, 2023 and the changes in their net assets and each of the financial highlights for the year ended September 30, 2023 and for the period February 9, 2022 (commencement of operations) through September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 10, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. As of September 30, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Moderate with Income Allocation Fund	.01%
Actual		$ 1,000	$ 988.20	$ .05
Hypothetical-B		$ 1,000	$ 1,025.02	$ .05

Balanced Allocation Fund	.01%
Actual		$ 1,000	$ 998.50	$ .05
Hypothetical-B		$ 1,000	$ 1,025.02	$ .05

Growth Allocation Fund	.01%
Actual		$ 1,000	$ 1,010.00	$ .05
Hypothetical-B		$ 1,000	$ 1,025.02	$ .05

Aggressive Growth Allocation Fund	.01%
Actual		$ 1,000	$ 1,019.10	$ .05
Hypothetical-B		$ 1,000	$ 1,025.02	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Moderate with Income Allocation Fund	32.61%
Balanced Allocation Fund	24.99%
Growth Allocation Fund	15.83%
Aggressive Growth Allocation Fund	9.17%
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
Moderate with Income Allocation Fund
October 2022	0%
November 2022	18%
December 2022	27%
February 2023	4%
March 2023	4%
April 2023	4%
May 2023	4%
June 2023	4%
July 2023	4%
August 2023	4%
September 2023	4%
Balanced Allocation Fund
October 2022	0%
December 2022	35%
April 2023	10%
July 2023	10%
Growth Allocation Fund
December 2022	36%
Aggressive Growth Allocation Fund
December 2022	42%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Moderate with Income Allocation Fund
October 2022	0%
November 2022	35.25%
December 2022	51.65%
February 2023	3.98%
March 2023	3.98%
April 2023	3.98%
May 2023	3.98%
June 2023	3.98%
July 2023	3.98%
August 2023	3.98%
September 2023	3.98%
Balanced Allocation Fund
October 2022	0%
December 2022	66.22%
April 2023	9.69%
July 2023	9.69%
Growth Allocation Fund
December 2022	66.86%
Aggressive Growth Allocation Fund
December 2022	76.65%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Moderate with Income Allocation Fund
November 2022	1.69%
December 2022	2.47%
Balanced Allocation Fund
December 2022	3.17%
Growth Allocation Fund
December 2022	3.05%
Aggressive Growth Allocation Fund
December 2022	3.58%

The funds hereby designate the amounts noted below as distributions paid in the calendar 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Moderate with Income Allocation Fund	$1,778
Balanced Allocation Fund	$2,098
Growth Allocation Fund	$1,792
Aggressive Growth Allocation Fund	$1,039
The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December 2022
Aggressive Growth Allocation Fund	74.57%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Moderate with Income Allocation Fund	$3,208
Balanced Allocation Fund	$3,491
Growth Allocation Fund	$758
Aggressive Growth Allocation Fund	$457
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Moderate with Income Allocation Fund	03/07/2022	$0.0005	$0.0000
	04/04/2022	$0.0011	$0.0001
	05/09/2022	$0.0020	$0.0002
	06/06/2022	$0.0014	$0.0001
	07/05/2022	$0.0014	$0.0001
	08/08/2022	$0.0015	$0.0002
	09/06/2022	$0.0015	$0.0002
	10/10/2022	$0.0018	$0.0002
	11/07/2022	$0.0017	$0.0002
	12/30/2022	$0.0113	$0.0012
Balanced Allocation Fund	04/04/2022	$0.0017	$0.0002
	07/05/2022	$0.0059	$0.0006
	10/10/2022	$0.0057	$0.0006
	12/30/2022	$0.0257	$0.0027
Growth Allocation Fund	12/30/2022	$0.0494	$0.0052
Aggressive Growth Allocation Fund	12/30/2022	$0.0601	$0.0064

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Moderate with Income Allocation Fund
Balanced Allocation Fund
Growth Allocation Fund
Aggressive Growth Allocation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract (together, the Advisory Contracts) with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the investment adviser the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to limited exceptions) fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to waive 0.10% of the fund's management fee through January 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2024.

1.9904652.101
HSA-ANN-1123
Fidelity® Health Savings Index Fund

Annual Report
September 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Life of Fund A
Fidelity® Health Savings Index Fund	5.30%	-0.10%

A   From March 2, 2020
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Health Savings Index Fund, on March 2, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2023, continued global economic expansion and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets. After struggling throughout much of 2022, risk assets strongly rebounded the past 12 months, with U.S. large-cap stocks leading the way. In the U.S., the upturn was driven partly by a narrow set of companies in the information technology and communication services sectors amid excitement for generative artificial intelligence. Meanwhile, monetary tightening by the U.S. Federal Reserve and other central banks continued amid elevated inflation. U.S. stocks gained 20.49% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index, as all but two sectors rose. Information technology (+41%), communication services (+35%) and energy (+29%) led by the widest margin. Conversely, utilities (-7%) and real estate (-1%) lagged most. Growth stocks broadly outpaced value, while larger-caps topped small-caps. Commodities returned -1.30%, according to the Bloomberg Commodity Index Total Return. Looking abroad, international equities rose 20.60% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. All regions gained, with Europe ex U.K. (+31%) leading the way. Japan (+26%) and the U.K. (+25%) also outperformed, whereas Asia Pacific ex Japan (+11%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+30%), industrials (+29%) and energy (+28%) being the top performers. Conversely, real estate (+5%) lagged most, followed by consumer staples (+9%). As for fixed income, U.S. taxable investment-grade bonds returned 0.64% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid elevated inflation and rising interest rates. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. Short-term U.S. Treasuries (+4.58%) topped U.S. investment-grade corporate bonds (+3.47%), while commercial mortgage-backed securities returned (+1.19%) and agencies gained (+2.10%). Outside the index, leveraged loans (+13.39%), U.S. high-yield bonds (+8.24%) and emerging-markets debt (+8.61%) rose, whereas Treasury Inflation-Protected Securities (+1.25%) experienced a modest gain.
Comments from Co-Managers Avishek Hazrachoudhury and Hongshu Chen:
For the fiscal year ending September 30, 2023, the fund gained 5.30%, trailing the 7.35% return of the benchmark Fidelity Health Savings Composite Index. Looking back over the past 12 months, both asset class positioning and security selection detracted. The fund's core equity allocation strategy hampered performance versus the Composite benchmark. Underweighting U.S. equities hurt due to the strong performance of domestic stocks. Additionally, the timing of adjustments made during the year worked against the fund's overweight in international developed-markets (DM) stocks. Out-of-benchmark exposure to commodity-related securities also hampered the portfolio's relative result. Fixed-income allocations contributed on a relative basis. Underweighting investment-grade (IG) bonds and cash proved advantageous and more than offset a poor result from the fund's allocation to long-term U.S. Treasuries. An overweight stake in emerging-markets (EM) debt also added value. As for security selection, our international government bond exposure was the primary detractor this period. As of period end, the fund was underweight large-cap U.S. stocks and overweight international DM and EM equities. In fixed income, the fund's allocations to U.S. and international IG bonds were notably below the portfolio's target weightings. The fund remained slightly overweight in EM debt.
Note to shareholders: On May 1, 2023, Hongshu Chen assumed co-management responsibilities for the fund, succeeding Geoff Stein.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Fidelity International Bond Index Fund	18.3
Fidelity U.S. Bond Index Fund	15.4
Fidelity Total Market Index Fund	14.7
Fidelity International Index Fund	10.4
Fidelity Long-Term Treasury Bond Index Fund	9.8
iShares JPMorgan USD Emerging Markets Bond ETF	9.0
Fidelity Emerging Markets Index Fund	4.8
iShares MSCI USA Minimum Volatility ETF	0.7
Invesco Senior Loan ETF	0.5
VanEck JP Morgan EM Local Currency Bond ETF	0.5
84.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation (% of Fund's net assets)

Futures - 0.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Equity Central Funds - 0.8%
	Shares	Value ($)
Fidelity Hedged Equity Central Fund (a) (Cost $177,104)	1,708	177,145

Equity Funds - 30.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (b)	638	61,833
Fidelity Emerging Markets Index Fund (b)	119,661	1,147,545
Fidelity International Index Fund (b)	56,430	2,482,920
Fidelity Real Estate Index Fund (b)	4,205	57,059
Fidelity Total Market Index Fund (b)	29,641	3,525,792
TOTAL EQUITY FUNDS (Cost $6,986,828)		7,275,149

Fixed-Income Central Funds - 12.0%
	Shares	Value ($)
Investment Grade Fixed-Income Funds - 12.0%
Fidelity Inflation-Protected Bond Index Central Fund (a) (Cost $3,222,319)	32,586	2,867,552

Money Market Central Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $529,971)	529,865	529,971

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (e) (Cost $19,927)	20,000	19,930

Investment Companies - 11.0%
	Shares	Value ($)
Invesco Senior Loan ETF	5,856	122,917
iShares iBoxx $ High Yield Corporate Bond ETF	828	61,040
iShares JPMorgan USD Emerging Markets Bond ETF	26,058	2,150,306
iShares MSCI USA Minimum Volatility ETF	2,467	178,561
VanEck JP Morgan EM Local Currency Bond ETF	4,977	118,801
TOTAL INVESTMENT COMPANIES (Cost $3,160,304)		2,631,625

Fixed-Income Funds - 43.5%
	Shares	Value ($)
Fidelity International Bond Index Fund (b)	492,810	4,376,158
Fidelity Long-Term Treasury Bond Index Fund (b)	258,383	2,353,871
Fidelity U.S. Bond Index Fund (b)	372,061	3,668,520
TOTAL FIXED-INCOME FUNDS (Cost $11,704,782)		10,398,549

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,801,235)	23,899,921
NET OTHER ASSETS (LIABILITIES) - 0.0%	(196)
NET ASSETS - 100.0%	23,899,725

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Dec 2023	105,359	(673)	(673)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,965.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,849	2,203,625	1,675,503	7,453	-	-	529,971	0.0%
Fidelity Hedged Equity Central Fund	-	191,876	15,000	35	228	41	177,145	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,537,896	1,574,256	1,001,067	302,160	(193,715)	(49,818)	2,867,552	0.7%
Total	2,539,745	3,969,757	2,691,570	309,648	(193,487)	(49,777)	3,574,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	436,441	131,819	481,036	5,233	(168,698)	143,307	61,833
Fidelity Emerging Markets Index Fund	529,810	854,567	261,497	13,108	(44,822)	69,487	1,147,545
Fidelity International Bond Index Fund	3,841,487	2,111,052	1,593,786	75,811	(112,980)	130,385	4,376,158
Fidelity International Index Fund	741,301	2,042,849	477,345	30,215	(4,052)	180,167	2,482,920
Fidelity Long-Term Treasury Bond Index Fund	2,091,132	1,912,274	1,370,210	69,272	(344,912)	65,587	2,353,871
Fidelity Real Estate Index Fund	131,617	85,037	159,376	3,104	(7,482)	7,263	57,059
Fidelity Total Market Index Fund	3,301,986	1,396,069	1,733,988	50,343	(84,009)	645,734	3,525,792
Fidelity U.S. Bond Index Fund	2,677,964	3,058,637	1,949,455	104,938	(182,456)	63,830	3,668,520
	13,751,738	11,592,304	8,026,693	352,024	(949,411)	1,305,760	17,673,698

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	177,145	177,145	-	-

Equity Funds	7,275,149	7,275,149	-	-

Fixed-Income Central Funds	2,867,552	2,867,552	-	-

Money Market Central Funds	529,971	529,971	-	-

Other Short-Term Investments	19,930	-	19,930	-

Investment Companies	2,631,625	2,631,625	-	-

Fixed-Income Funds	10,398,549	10,398,549	-	-
Total Investments in Securities:	23,899,921	23,879,991	19,930	-
Derivative Instruments: Liabilities
Futures Contracts	(673)	(673)	-	-
Total Liabilities	(673)	(673)	-	-
Total Derivative Instruments:	(673)	(673)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(673)
Total Interest Rate Risk	0	(673)
Total Value of Derivatives	0	(673)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,180,231)	$2,651,555
Fidelity Central Funds (cost $3,929,394)	3,574,668
Other affiliated issuers (cost $18,691,610)	17,673,698

Total Investment in Securities (cost $25,801,235)		$23,899,921
Cash		1,196
Receivable for investments sold		21,105
Receivable for fund shares sold		11,509
Dividends receivable		176
Distributions receivable from Fidelity Central Funds		1,842
Receivable for daily variation margin on futures contracts		156
Total assets		23,935,905
Liabilities
Payable for fund shares redeemed	$32,990
Accrued management fee	2,023
Other payables and accrued expenses	1,167
Total Liabilities		36,180
Net Assets		$23,899,725
Net Assets consist of:
Paid in capital		$27,392,333
Total accumulated earnings (loss)		(3,492,608)
Net Assets		$23,899,725
Net Asset Value, offering price and redemption price per share ($23,899,725 ÷ 2,620,230 shares)		$9.12

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends:
Unaffiliated issuers		$153,591
Affiliated issuers		276,703
Interest		541
Income from Fidelity Central Funds		309,648
Total Income		740,483
Expenses
Management fee	$34,221
Independent trustees' fees and expenses	82
Miscellaneous	1,169
Total expenses before reductions	35,472
Expense reductions	(11,830)
Total expenses after reductions		23,642
Net Investment income (loss)		716,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(126,372)
Fidelity Central Funds	(193,487)
Other affiliated issuers	(949,411)
Futures contracts	(7,609)
Capital gain distributions from underlying funds:
Affiliated issuers	75,321
Total net realized gain (loss)		(1,201,558)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	225,164
Fidelity Central Funds	(49,777)
Other affiliated issuers	1,305,760
Futures contracts	152
Total change in net unrealized appreciation (depreciation)		1,481,299
Net gain (loss)		279,741
Net increase (decrease) in net assets resulting from operations		$996,582
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$716,841	$605,114
Net realized gain (loss)	(1,201,558)	(383,544)
Change in net unrealized appreciation (depreciation)	1,481,299	(3,838,318)
Net increase (decrease) in net assets resulting from operations	996,582	(3,616,748)
Distributions to shareholders	(840,168)	(537,680)

Share transactions
Proceeds from sales of shares	6,744,977	9,482,212
Reinvestment of distributions	820,452	534,480
Cost of shares redeemed	(3,231,067)	(3,317,424)

Net increase (decrease) in net assets resulting from share transactions	4,334,362	6,699,268
Total increase (decrease) in net assets	4,490,776	2,544,840

Net Assets
Beginning of period	19,408,949	16,864,109
End of period	$23,899,725	$19,408,949

Other Information
Shares
Sold	721,609	895,231
Issued in reinvestment of distributions	89,465	49,657
Redeemed	(345,817)	(314,380)
Net increase (decrease)	465,257	630,508

Financial Highlights
Fidelity® Health Savings Index Fund

Years ended September 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$11.06	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.32	.17	.06
Net realized and unrealized gain (loss)	.18	(2.06)	.66	.40
Total from investment operations	.47	(1.74)	.83	.46
Distributions from net investment income	(.36)	(.28)	(.14)	(.05)
Distributions from net realized gain	-	(.03)	(.04)	-
Total distributions	(.36)	(.31)	(.18)	(.05)
Net asset value, end of period	$9.12	$9.01	$11.06	$10.41
Total Return D,E	5.30%	(16.22)%	7.99%	4.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.16%	.15%	.15%	.15% H
Expenses net of fee waivers, if any	.11%	.10%	.10%	.10% H
Expenses net of all reductions	.10%	.10%	.10%	.10% H
Net investment income (loss)	3.14%	3.08%	1.51%	.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$23,900	$19,409	$16,864	$3,609
Portfolio turnover rate I	49%	32%	42%	71% H

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	0.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$347,766
Gross unrealized depreciation	(2,640,094)
Net unrealized appreciation (depreciation)	$(2,292,328)
Tax Cost	$26,192,249

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$39,674
Capital loss carryforward	$(1,239,952)
Net unrealized appreciation (depreciation) on securities and other investments	$(2,292,328)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(388,756)
Long-term	(851,196)
Total capital loss carryforward	$(1,239,952)

The tax character of distributions paid was as follows:

	September 30, 2023	September 30, 2022
Ordinary Income	$840,168	$512,170
Long-term Capital Gains	-	25,510
Total	$840,168	$ 537,680
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	14,780,388	11,032,744
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Index Fund	$65

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2025. For the period, management fees were reduced by $11,407.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $423.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Health Savings Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Health Savings Index Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of three years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 15, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. As of September 30, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Fidelity® Health Savings Index Fund	.11%
Actual		$ 1,000	$ 975.50	$ .54
Hypothetical-B		$ 1,000	$ 1,024.52	$ .56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 50.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $216,879 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the fund qualify for the dividends-received deduction for corporate shareholders:

November	10%
December	10%
February	3%
March	3%
April	3%
May	3%
June	3%
July	3%
August	3%
September	3%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

October	13.92%
November	13.92%
December	13.92%
February	2.75%
March	2.75%
April	2.75%
May	2.75%
June	2.75%
July	2.75%
August	2.75%
September	2.75%

A percentage of the dividends distributed during the fiscal year for the fund are section 199A dividends:

October	0.93%
November	0.93%
December	0.93%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Health Savings Index Fund
	10/10/22	$0.0049	$0.0005
	11/07/22	$0.0009	$0.0001
	12/30/22	$0.0115	$0.0011

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Health Savings Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").

The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022. The fund has a unitary fee that covers services and fees beyond those related to portfolio management services, unlike the majority of funds within its mapped group. The Board noted that when compared to competitors based on total expenses, the total expense ratio of the fund ranked below the competitive median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

1.9897521.103
HSI-ANN-1123

Item 2.

Code of Ethics

As of the end of the period, September 30, 2023, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, Fidelity Health Savings Fund, Fidelity Health Savings Index Fund, and Fidelity Sustainable Multi-Asset Fund for services rendered to (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 30%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 40%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 50%	$21,100	$-	$8,100	$600
Fidelity Asset Manager 60%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 70%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 85%	$21,000	$-	$8,100	$600
Fidelity Health Savings Fund	$16,200	$-	$8,100	$500
Fidelity Health Savings Index Fund	$15,600	$-	$8,100	$500
Fidelity Sustainable Multi-Asset Fund	$22,000	$-	$8,100	$600

September 30, 2022 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Asset Manager 20%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 30%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 40%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 50%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 60%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 70%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 85%	$20,500	$-	$7,800	$500
Fidelity Health Savings Fund	$15,800	$-	$7,600	$500
Fidelity Health Savings Index Fund	$15,200	$-	$7,600	$400
Fidelity Sustainable Multi-Asset Fund	$18,000	$-	$7,100	$300

A Amounts may reflect rounding.

B Fidelity Sustainable Multi-Asset Fund commenced operations on February 10, 2022.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Aggressive Growth Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Moderate with Income Allocation Fund (the “Funds”):

Services Billed by PwC

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Aggressive Growth Allocation Fund	$14,700	$1,400	$7,600	$600
Balanced Allocation Fund	$14,700	$1,400	$7,600	$600
Growth Allocation Fund	$14,700	$1,400	$7,600	$600
Moderate with Income Allocation Fund	$14,700	$1,400	$6,000	$600

September 30, 2022 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Aggressive Growth Allocation Fund	$11,900	$800	$5,000	$400
Balanced Allocation Fund	$11,900	$800	$5,000	$400
Growth Allocation Fund	$11,900	$800	$5,000	$400
Moderate with Income Allocation Fund	$11,900	$800	$5,000	$400

A Amounts may reflect rounding.
B Aggressive Growth Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Moderate with Income Allocation Fund commenced operations on February 9, 2022.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2023A	September 30, 2022A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Sustainable Multi-Asset Fund’s commencement of operations.

Services Billed by PwC

	September 30, 2023A	September 30, 2022A,B
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Moderate with Income Allocation Funds’ commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2023A	September 30, 2022A,B
Deloitte Entities	$329,400	$539,200
PwC	$13,624,600	$12,907,800

A Amounts may reflect rounding.

B  May include amounts billed prior to the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Fidelity Sustainable Multi-Asset Fund, Growth Allocation Fund, and Moderate with Income Allocation Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2023